UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05104
Capital World Bond Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class A
| CWBFX
for the year ended December 31, 2025
This annual shareholder report contains important in
form
ation about Capital World Bond Fund

(the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 102	0.98%
Management's discussion of fund performance
The fund’s Class A shares gained 8.77% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class A (with sales charge) *	4.69%	(3.46) %	0.69%
Capital World Bond Fund — Class A (without sales charge) *	8.77%	(2.72) %	1.08%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class C
| CWBCX
for the year ended December 31, 2025
This annual shareholder report contains important i
nfor
mation about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 176	1.69%
Management's discussion of fund performance
The fund’s Class C shares gained 8.02% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class C (with sales charge) *	7.02%	(3.42) %	0.47%
Capital World Bond Fund — Class C (without sales charge) *	8.02%	(3.42) %	0.47%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class T
| TWCWX
for the year ended December 31, 2025
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hyp
oth
etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 75	0.72%
Management's discussion of fund performance
The fund’s Class T shares gained 9.03% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the perio
d. U
nderweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class T (with sales charge) 2	6.30%	(2.99) %	0.64%
Capital World Bond Fund — Class T (without sales charge ) 2	9.03%	(2.50) %	0.93%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	1.00%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class F-1
| WBFFX
for the year ended December 31, 2025
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypot
het
ical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 108	1.03%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 8.74% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class F-1 *	8.74%	(2.75) %	1.07%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class F-2
| BFWFX
for the year ended December 31, 2025
This annual shareholder report contains important information about Capital World Bond Fund

(the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypoth
etic
al $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 62	0.59%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 9.28% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class F-2 *	9.28%	(2.35) %	1.43%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class F-3
| WFBFX
for the year ended December 31, 2025
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inve
stme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 50	0.48%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 9.33% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class F-3 2	9.33%	(2.24) %	1.34%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	1.14%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-A
| CCWAX
for the year ended December 31,
2025
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 103	0.99%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 8.80% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 529-A (with sales charge) *	4.98%	(3.42) %	0.68%
Capital World Bond Fund — Class 529-A (without sales charge) *	8.80%	(2.74) %	1.04%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-C
| CCWCX
for the year ended December 31, 2
02
5
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 181	1.74%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 8.01% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 529-C (with sales charge) *	7.01%	(3.47) %	0.66%
Capital World Bond Fund — Class 529-C (without sales charge) *	8.01%	(3.47) %	0.66%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-E
| CCWEX
for the year ended December 31, 2025
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 119	1.14%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 8.64% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 529-E *	8.64%	(2.88) %	0.89%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-T
| TWCBX
for the year ended Dec
embe
r 31, 2025
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 80	0.77%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 8.97% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index.
For the year ended December 31, 2025, the fund’s distributions exceeded
total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class 529-T (with sales charge) 2	6.24%	(3.05) %	0.59%
Capital World Bond Fund — Class 529-T (without sales charge) 2	8.97%	(2.55) %	0.88%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	1.00%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less
than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-F-1
| CCWFX
for the year ended December 31, 2025
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 87	0.83%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 8.94% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
For the year ended December 31, 2025,
the
fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 529-F-1 *	8.94%	(2.59) %	1.23%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-F-2
| FCWBX
for the year ended December 31, 2025
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
inve
stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 66	0.63%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 9.16% for the year ended December 31, 2025. That result compares with a 8.17% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
For the year ended December 31, 2025, the fund’s distributions exceeded
total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class 529-F-2 2	9.16%	(2.40) %	(1.49) %
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	(1.48) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and
PricewaterhouseCoopers
LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-F-3
| FWBCX
for the year ended December 31, 2025
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 i
nvest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 54	0.52%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 9.30% for the year ended December 31, 2025. That result compares with a 8.17% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains,
supported
by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class 529-F-3 2	9.30%	(2.33) %	(1.43) %
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	(1.48) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than
0.01
%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-1
| RCWAX
for the year ended December 31, 2025
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,
000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 164	1.58%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 8.17% for the year
ended
December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-1 *	8.17%	(3.31) %	0.41%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less
than
0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-2
| RCWBX
for the year ended December 31, 2025
This annual shareholder report contains important inform
ation
about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 164	1.58%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 8.19% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
For the year ended December 31, 2025, the fund’s
distributions
exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-2 *	8.19%	(3.32) %	0.42%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less
than
0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-2E
| RCEBX
for the year ended December 31, 2025
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inv
estm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 133	1.28%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 8.47% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
For the year ended December 31, 2025, the fund’s
distributions
exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-2E *	8.47%	(3.03) %	0.72%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less
than
0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-3
| RCWCX
for the year ended December 31, 2025
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inv
est
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 118	1.13%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 8.62% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
For the year ended December 31, 2025, the fund’s
distributions
exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-3 *	8.62%	(2.88) %	0.87%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by
asset
type
 (percent of net assets)
*
Less
than
0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-4
| RCWEX
for the year ended December 31, 2025
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 i
nves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 87	0.83%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 8.95% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
For the year ended December 31, 2025, the fund’s
distributions
exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-4 *	8.95%	(2.59) %	1.18%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less
than
0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-5E
| RCWHX
for the year ended December 31, 2025
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 in
vest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 67	0.64%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 9.20% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
For the year ended December 31, 2025, the
fund’s
distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-5E *	9.20%	(2.39) %	1.37%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and
PricewaterhouseCoopers
LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-5
| RCWFX
for the year ended December 31, 2025
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 57	0.54%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 9.32% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
For the year ended December 31, 2025, the
fund’s
distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-5 *	9.32%	(2.30) %	1.49%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with
accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-031-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-6
| RCWGX
for the year ended December 31, 2025
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inves
tme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 50	0.48%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 9.32% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
For the year ended December 31, 2025, the
fund’s
distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposures and currency-hedging activities.
At the broad level, curve positioning weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-6 *	9.32%	(2.25) %	1.54%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,850
Total number of portfolio holdings	2,572
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	74%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes
derivatives
.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-031-0226 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Leslie Stone Heisz, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2025	207,000	1,000	13,000	None
December 31, 2024	376,000	3,000	13,000	None
Adviser and Affiliates2
December 31, 2025	Not Applicable	2,010,000	4,000	93,000
December 31, 2024	Not Applicable	2,151,000	None	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2025	2,121,000
December 31, 2024	2,178,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital World Bond Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2025
Lit. No. MFGEFP4-031-0226 © 2026 Capital Group. All rights reserved.

Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 92.56%	Principal amount (000)	Value (000)
Euros 18.96%
Agence Francaise de Developpement 2.75% 9/30/2030	EUR3,000	$3,481
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	15,900	17,746
AIB Group PLC 2.875% 5/30/2031 (5-year EUR Mid-Swap + 3.30% on 5/30/2026) (a)	2,300	2,704
Albania (Republic of) 4.75% 2/14/2035	14,200	16,924
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	2,005	2,575
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	1,480	1,843
Altria Group, Inc. 2.20% 6/15/2027	4,275	5,002
American Medical Systems Europe BV 1.375% 3/8/2028	940	1,077
American Medical Systems Europe BV 3.25% 3/8/2034	3,020	3,483
American Tower Corp. 0.45% 1/15/2027	125	144
Amprion Gmbh 3.971% 9/22/2032	2,600	3,155
Amprion Gmbh 4.125% 9/7/2034	8,000	9,702
Amprion Gmbh 3.875% 6/5/2036	6,100	7,157
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	675	780
Anheuser-Busch InBev SA/NV 2.875% 4/2/2032	1,561	1,804
AT&T, Inc. 2.05% 5/19/2032	6,250	6,785
AT&T, Inc. 3.60% 6/1/2033	2,350	2,760
AT&T, Inc. 4.30% 11/18/2034	1,450	1,769
AT&T, Inc. 3.15% 9/4/2036	965	1,055
AT&T, Inc. 2.60% 5/19/2038	685	690
Austria (Republic of) 3.45% 10/20/2030	630	769
Austria (Republic of) 0% 2/20/2031	12,975	13,333
Austria (Republic of) 0.90% 2/20/2032	1,238	1,303
Austria (Republic of) 2.90% 2/20/2034	670	782
Austria (Republic of) 2.95% 2/20/2035	1,190	1,382
Austria (Republic of) 0.75% 3/20/2051	80	48
Austria (Republic of) 3.80% 1/26/2062	120	140
Austria (Republic of) 0.70% 4/20/2071	200	81
Austria (Republic of) 1.50% 11/2/2086	30	16
Austria (Republic of) 2.10% 9/20/2117	50	34
Austria (Republic of) 0.85% 6/30/2120	50	18
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)	6,800	8,235
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	11,800	14,549
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	5,000	6,263
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (a)	7,900	9,763
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	1,120	1,272
Bank Nederlandse Gemeenten NV 2.75% 4/5/2029	340	404
Bank Nederlandse Gemeenten NV 3.00% 4/23/2030	410	489
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028) (a)(b)	3,140	3,492
Bank of Ireland Group PLC 1.375% 8/11/2031 (5-year EUR Mid-Swap + 1.65% on 8/11/2026) (a)	4,000	4,676
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027) (a)	1,500	1,784
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (a)	8,990	10,889
Belgium (Kingdom of), Series 89, 0.10% 6/22/2030	585	615
Belgium (Kingdom of) 2.60% 10/22/2030	1,970	2,304
Belgium (Kingdom of), Series 94, 0.35% 6/22/2032	465	465
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	170	199
Belgium (Kingdom of), Series 103, 3.10% 6/22/2035	1,275	1,469
Belgium (Kingdom of), Series 80, 2.15% 6/22/2066	70	48
Belgium (Kingdom of), Series 93, 0.65% 6/22/2071	60	21
BlackRock, Inc. 3.75% 7/18/2035	1,980	2,357
BMS Ireland Capital Funding DAC 3.857% 11/10/2038	1,920	2,221
BMS Ireland Capital Funding DAC 4.289% 11/10/2045	1,460	1,683
BMS Ireland Capital Funding DAC 4.581% 11/10/2055	3,508	4,029
BNP Paribas SA 2.50% 3/31/2032 (1-year EUR Mid-Swap + 1.60% on 3/31/2027) (a)	1,500	1,752
BPCE SA 4.50% 1/13/2033	8,800	10,861
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	6,500	8,030
Bulgaria (Republic of) 4.50% 1/27/2033	2,788	3,528
Bulgaria (Republic of) 3.375% 7/18/2035	9,325	10,800
Bulgaria (Republic of) 4.125% 5/7/2038	1,260	1,502
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (a)	11,300	13,670
Coca-Cola Co. 3.375% 8/15/2037	1,425	1,630
Comcast Corp. 0% 9/14/2026	3,325	3,848
Comcast Corp. 0.25% 5/20/2027	3,350	3,820

Capital World Bond Fund	1

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Comcast Corp. 0.25% 9/14/2029	EUR10,395	$11,091
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	6,800	8,403
Cote d’Ivoire (Republic of) 6.875% 10/17/2040	700	806
Croatia (Republic of) 3.25% 2/11/2037	7,080	8,069
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	25,900	28,753
Deutsche Telekom AG 3.25% 6/4/2035	11,572	13,403
Dow Chemical Co. (The) 1.125% 3/15/2032	9,000	9,083
Dow Chemical Co. (The) 1.875% 3/15/2040	500	414
E.ON SE 1.625% 3/29/2031	5,260	5,767
Eaton Capital Unlimited Co. 3.625% 5/9/2035	3,000	3,520
Eaton Capital Unlimited Co. 3.802% 5/21/2036	3,000	3,541
Electricite de France SA 4.25% 1/25/2032	9,400	11,582
Electricite de France SA 4.00% 5/7/2037	3,100	3,617
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	25,800	29,641
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (a)	2,600	3,045
Electricite de France SA 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.198% on 12/3/2027) (a)	800	931
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)	600	769
Enel Finance International NV 4.00% 2/20/2031	3,270	3,990
Engie SA 3.875% 1/6/2031	6,800	8,261
Equinix Europe 2 Financing Corp., LLC 3.65% 9/3/2033	1,580	1,829
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	1,695	2,150
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (a)	297	359
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (a)	14,468	18,079
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	7,480	8,776
European Investment Bank 0% 1/14/2031	2,020	2,084
European Investment Bank 0.25% 1/20/2032	19,400	19,686
European Investment Bank 1.50% 6/15/2032	6,160	6,700
European Investment Bank 2.875% 1/15/2035	2,810	3,256
European Union 0% 3/4/2026	3,590	4,206
European Union 2.875% 12/6/2027	3,590	4,270
European Union 0% 6/2/2028	19,680	21,937
European Union 2.625% 7/4/2028	8,820	10,446
European Union 0% 10/4/2028	800	883
European Union 2.875% 10/5/2029	1,110	1,323
European Union 2.50% 10/14/2030	9,809	11,463
European Union 0% 7/4/2031	4,680	4,753
European Union 2.75% 12/13/2032	10,057	11,725
European Union 0% 7/4/2035	1,355	1,179
European Union 3.375% 12/12/2035	69,240	82,578
European Union 3.625% 12/12/2040	64,260	75,280
European Union 3.75% 10/12/2045	6,016	6,976
European Union 2.625% 2/4/2048	400	382
European Union 3.375% 10/5/2054	3,440	3,582
European Union 4.00% 10/12/2055	14,755	17,108
Finland (Republic of) 2.50% 4/15/2030	290	341
Finland (Republic of) 3.00% 9/15/2034	360	421
Finland (Republic of) 3.20% 4/15/2045	140	154
Finland (Republic of) 2.95% 4/15/2055	120	119
Ford Motor Credit Co., LLC 3.622% 7/27/2028	9,850	11,668
Ford Motor Credit Co., LLC 5.125% 2/20/2029	640	789
Ford Motor Credit Co., LLC 4.445% 2/14/2030	1,200	1,444
French Republic O.A.T. 0% 2/25/2027	2,000	2,294
French Republic O.A.T. 2.40% 9/24/2028	5,920	6,953
French Republic O.A.T. 2.75% 2/25/2029	6,350	7,519
French Republic O.A.T. 0% 11/25/2030	75,900	77,913
French Republic O.A.T. 0% 11/25/2031	1,140	1,128
French Republic O.A.T. 0% 5/25/2032	320	310
French Republic O.A.T. 2.00% 11/25/2032	14,305	15,643
French Republic O.A.T. 3.00% 5/25/2033	2,845	3,297
French Republic O.A.T. 1.25% 5/25/2034	71,360	71,035
French Republic O.A.T. 3.00% 11/25/2034	32,700	37,194
French Republic O.A.T. 3.20% 5/25/2035	390	448
French Republic O.A.T. 1.25% 5/25/2038	490	431
French Republic O.A.T. 0.50% 5/25/2040	5,600	4,110

2	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
French Republic O.A.T. 4.50% 4/25/2041	EUR60	$75
French Republic O.A.T. 2.50% 5/25/2043	1,360	1,283
French Republic O.A.T. 0.75% 5/25/2052	1,360	699
French Republic O.A.T. 0.75% 5/25/2053	80	40
French Republic O.A.T. 3.00% 5/25/2054	1,000	905
French Republic O.A.T. 3.25% 5/25/2055	410	388
French Republic O.A.T. 3.75% 5/25/2056	4,010	4,150
French Republic O.A.T. 1.75% 5/25/2066	150	86
French Republic O.A.T. 0.50% 5/25/2072	120	35
General Motors Financial Co., Inc. 4.00% 7/10/2030 (b)	2,200	2,664
Germany (Federal Republic of) 0% 10/9/2026	1,500	1,737
Germany (Federal Republic of) 0% 4/16/2027	5	6
Germany (Federal Republic of) 2.20% 4/13/2028	8,141	9,581
Germany (Federal Republic of) 2.10% 11/15/2029	17,701	20,623
Germany (Federal Republic of) 0% 8/15/2031	900	921
Germany (Federal Republic of) 0% 2/15/2032	1,470	1,481
Germany (Federal Republic of) 1.70% 8/15/2032	37,465	41,673
Germany (Federal Republic of) 2.30% 2/15/2033	2,000	2,297
Germany (Federal Republic of) 2.20% 2/15/2034	5,000	5,643
Germany (Federal Republic of) 2.50% 2/15/2035	93,710	107,328
Germany (Federal Republic of) 0% 5/15/2036	830	722
Germany (Federal Republic of) 1.00% 5/15/2038	440	407
Germany (Federal Republic of) 2.60% 5/15/2041	1,150	1,248
Germany (Federal Republic of) 3.25% 7/4/2042	320	375
Germany (Federal Republic of) 2.50% 7/4/2044	840	875
Germany (Federal Republic of) 0% 8/15/2050	25,740	13,059
Germany (Federal Republic of) 1.80% 8/15/2053	2,010	1,671
Germany (Federal Republic of) 2.50% 8/15/2054	20	19
Germany (Federal Republic of) 2.90% 8/15/2056	7,960	8,343
Greece (Hellenic Republic of) 3.875% 6/15/2028	9,760	11,897
Greece (Hellenic Republic of) 1.50% 6/18/2030	4,320	4,843
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,150	9,638
Greece (Hellenic Republic of) 4.25% 6/15/2033	190	239
Greece (Hellenic Republic of) 3.625% 6/15/2035	12,240	14,607
Greece (Hellenic Republic of) 4.375% 7/18/2038	1,250	1,573
Greece (Hellenic Republic of) 4.125% 6/15/2054	5,540	6,356
Heathrow Funding, Ltd. 4.50% 7/11/2035	1,400	1,734
Heineken NV 4.125% 3/23/2035	970	1,182
Honeywell International, Inc. 0.75% 3/10/2032	1,990	2,010
Hungary (Republic of) 5.375% 9/12/2033	600	757
Hungary (Republic of) 4.875% 3/22/2040	1,465	1,718
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	6,100	7,918
Intesa Sanpaolo SpA 5.625% 3/8/2033	3,000	3,968
Ireland (Republic of) 0.20% 5/15/2027	30	34
Ireland (Republic of) 2.60% 10/18/2034	3,840	4,373
Ireland (Republic of) 3.00% 10/18/2043	6,740	7,425
Ireland (Republic of) 1.50% 5/15/2050	795	614
Ireland (Republic of) 3.15% 10/18/2055	290	304
Italy (Republic of) 0.25% 3/15/2028	9,370	10,539
Italy (Republic of) 2.65% 6/15/2028	1,140	1,349
Italy (Republic of) 2.80% 12/1/2028	28,044	33,337
Italy (Republic of) 3.35% 7/1/2029	3,080	3,715
Italy (Republic of) 2.95% 7/1/2030	620	736
Italy (Republic of) 2.70% 10/1/2030	10,495	12,299
Italy (Republic of) 3.50% 2/15/2031	650	788
Italy (Republic of) 3.45% 7/15/2031	780	943
Italy (Republic of) 3.15% 11/15/2031	130	154
Italy (Republic of) 3.25% 11/15/2032	22,010	26,077
Italy (Republic of) 2.50% 12/1/2032	90	102
Italy (Republic of) 4.20% 3/1/2034	10,813	13,545
Italy (Republic of) 3.65% 8/1/2035	26,990	32,221
Italy (Republic of) 3.60% 10/1/2035	320	380
Italy (Republic of) 1.45% 3/1/2036	4,680	4,539
Italy (Republic of) 3.85% 10/1/2040	15,030	17,574
Italy (Republic of) 4.45% 9/1/2043	2,040	2,516
Italy (Republic of) 4.10% 4/30/2046	710	832
Italy (Republic of) 4.30% 10/1/2054	34,280	39,987
Italy (Republic of) 4.65% 10/1/2055	380	466

Capital World Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Italy (Republic of) 2.80% 3/1/2067	EUR90	$75
Italy (Republic of) 2.15% 3/1/2072	60	42
Johnson & Johnson 3.35% 2/26/2037	2,550	2,936
Johnson Controls International PLC 3.125% 12/11/2033	2,000	2,275
Lithuania (Republic of) 3.50% 7/3/2031	4,910	5,900
Lithuania (Republic of) 2.125% 6/1/2032	18,000	19,872
Lithuania (Republic of) 4.25% 9/10/2045	3,325	3,836
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	438	528
Luxembourg (Grand Duchy of) 0% 9/14/2032	271	264
Magyar Export-Import Bank 6.00% 5/16/2029	3,130	3,945
McDonalds Corp. 4.00% 3/7/2030 (b)	1,100	1,343
Medtronic Global Holdings SCA 1.00% 7/2/2031	7,720	8,110
Ministeries Van de Vlaamse Gemeenschap 2.375% 11/27/2028	800	937
Morocco (Kingdom of) 4.75% 4/2/2035	900	1,081
Nasdaq, Inc. 4.50% 2/15/2032	2,730	3,398
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	8,365	9,176
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (a)	1,190	1,359
Netherlands (Kingdom of the) 2.50% 7/15/2035	680	769
Netherlands (Kingdom of the) 3.75% 1/15/2042	150	185
Netherlands (Kingdom of the) 3.25% 1/15/2044	240	276
Netherlands (Kingdom of the) 2.75% 1/15/2047	180	189
Netherlands (Kingdom of the) 2.00% 1/15/2054	260	221
Netherlands (Kingdom of the) 3.50% 1/15/2056	70	81
Ontario (Province of) 3.25% 7/3/2035	12,710	14,788
Orange 2.00% 1/15/2029	400	461
Orange 3.50% 5/19/2035	10,700	12,411
Orange 3.875% 9/11/2035	6,100	7,270
Philip Morris International, Inc. 2.75% 6/6/2029	970	1,133
Philip Morris International, Inc. 3.75% 1/15/2031	1,700	2,044
Philip Morris International, Inc. 0.80% 8/1/2031	4,800	4,922
Philippines (Republic of) 0.70% 2/3/2029	3,480	3,826
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	2,460	3,186
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	3,930	4,882
Portugal Republic 1.95% 6/15/2029	60	70
Portugal Republic 3.875% 2/15/2030	320	398
Portugal (Republic of) 0.475% 10/18/2030	2,150	2,301
Portugal Republic 2.875% 10/20/2034	1,280	1,484
Portugal (Republic of) 3.00% 6/15/2035	4,620	5,367
Portugal (Republic of) 3.50% 6/18/2038	5,040	5,962
Portugal (Republic of) 3.375% 6/15/2040	4,310	4,954
Portugal (Republic of) 3.625% 6/12/2054	5,230	5,763
Prologis Euro Finance, LLC 3.875% 1/31/2030	175	212
Prologis Euro Finance, LLC 4.625% 5/23/2033	425	532
Prologis Euro Finance, LLC 4.25% 1/31/2043	1,600	1,814
Prysmian SpA 3.875% 11/28/2031	3,000	3,613
Quebec (Province of) 3.35% 7/23/2039	8,290	9,386
Romania (Republic of) 5.375% 3/22/2031	900	1,102
Romania (Republic of) 5.625% 5/30/2037	1,516	1,741
Romania (Republic of) 5.625% 5/30/2037	735	844
Saudi Arabia (Kingdom of) 3.75% 3/5/2037	2,960	3,425
Senegal (Republic of) 5.375% 6/8/2037	260	167
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	3,340	4,017
Severn Trent Utilities Finance PLC 3.875% 8/4/2035	5,302	6,219
Spain (Kingdom of) 0% 1/31/2027	7,212	8,287
Spain (Kingdom of) 0.80% 7/30/2027	13,890	15,998
Spain (Kingdom of) 0% 1/31/2028	2,370	2,664
Spain (Kingdom of) 2.40% 5/31/2028	710	837
Spain (Kingdom of) 1.40% 7/30/2028	3,575	4,112
Spain (Kingdom of) 1.45% 4/30/2029	10,215	11,652
Spain (Kingdom of) 2.70% 1/31/2030	1,800	2,128
Spain (Kingdom of) 1.25% 10/31/2030	1,381	1,523
Spain (Kingdom of) 0.70% 4/30/2032	2,073	2,138
Spain (Kingdom of) 3.00% 1/31/2033	690	813
Spain (Kingdom of) 3.15% 4/30/2033	8,820	10,476
Spain (Kingdom of) 3.55% 10/31/2033	26,101	31,718
Spain (Kingdom of) 3.25% 4/30/2034	4,410	5,228
Spain (Kingdom of) 3.45% 10/31/2034	1,100	1,319
Spain (Kingdom of) 3.20% 10/31/2035	2,085	2,434

4	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Spain (Kingdom of) 3.90% 7/30/2039	EUR3,942	$4,775
Spain (Kingdom of) 3.50% 1/31/2041	860	985
Spain (Kingdom of) 3.45% 7/30/2043	1,365	1,528
Spain (Kingdom of) 2.70% 10/31/2048	5,875	5,639
Spain (Kingdom of) 1.90% 10/31/2052	2,680	2,057
Spain (Kingdom of) 4.00% 10/31/2054	1,960	2,260
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	800	915
Stryker Corp. 0.75% 3/1/2029	5,230	5,776
Stryker Corp. 1.00% 12/3/2031	2,410	2,496
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	3,230	3,696
T-Mobile USA, Inc. 3.85% 5/8/2036	1,400	1,644
T-Mobile USA, Inc. 3.50% 2/11/2037	1,180	1,331
T-Mobile USA, Inc. 3.80% 2/11/2045	840	896
Treasury Corp. of Victoria 3.625% 9/29/2040	12,420	14,319
United Mexican States 3.50% 9/19/2029	4,390	5,152
United Mexican States 4.50% 3/19/2034	595	700
Verallia SAS 3.875% 11/4/2032	33,900	38,877
Verizon Communications, Inc. 1.25% 4/8/2030	6,000	6,555
Verizon Communications, Inc. 3.25% 10/29/2032	2,500	2,904
Verizon Communications, Inc. 4.75% 10/31/2034	1,760	2,230
Verizon Communications, Inc. 3.75% 2/28/2036	790	920
Verizon Communications, Inc. 3.75% 8/6/2037	1,700	1,947
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (a)(b)	1,170	1,409
		1,867,170

Japanese yen 6.41%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY700,000	4,457
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	1,900,000	12,038
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	2,000,000	12,459
Japan, Series 346, 0.10% 3/20/2027	2,907,900	18,377
Japan, Series 347, 0.10% 6/20/2027	1,000,000	6,298
Japan, Series 474, 0.70% 7/1/2027	5,293,850	33,621
Japan, Series 352, 0.10% 9/20/2028	19,914,050	123,343
Japan, Series 358, 0.10% 3/20/2030	1,035,600	6,243
Japan, Series 26, 0.005% 3/10/2031 (c)	1,342,019	8,807
Japan, Series 362, 0.10% 3/20/2031	902,700	5,341
Japan, Series 363, 0.10% 6/20/2031	500,000	2,944
Japan, Series 374, 0.80% 3/20/2034	500,000	2,929
Japan, Series 30, 0.005% 3/10/2035 (c)	4,330,581	26,977
Japan, Series 152, 1.20% 3/20/2035	9,261,650	55,220
Japan, Series 161, 0.60% 6/20/2037	1,581,700	8,447
Japan, Series 162, 0.60% 9/20/2037	2,020,000	10,715
Japan, Series 173, 0.40% 6/20/2040	2,385,650	11,292
Japan, Series 176, 0.50% 3/20/2041	741,900	3,482
Japan, Series 182, 1.10% 9/20/2042	4,065,000	20,303
Japan, Series 185, 1.10% 6/20/2043	942,700	4,624
Japan, Series 186, 1.50% 9/20/2043	6,419,100	33,560
Japan, Series 187, 1.30% 12/20/2043	523,600	2,631
Japan, Series 188, 1.60% 3/20/2044	500,000	2,630
Japan, Series 192, 2.40% 3/20/2045	9,818,200	58,046
Japan, Series 53, 0.60% 12/20/2046	6,486,800	26,026
Japan, Series 37, 0.60% 6/20/2050	5,218,850	18,484
Japan, Series 70, 0.70% 3/20/2051	2,521,150	8,918
Japan, Series 73, 0.70% 12/20/2051	6,513,600	22,501
Japan, Series 74, 1.00% 3/20/2052	1,353,400	5,094
Japan, Series 76, 1.40% 9/20/2052	105,000	438
Japan, Series 77, 1.60% 12/20/2052	1,165,600	5,113
Japan, Series 79, 1.20% 6/20/2053	1,805,700	7,063
Japan, Series 81, 1.60% 12/20/2053	2,352,150	10,209
Japan, Series 84, 2.10% 9/20/2054	9,346,600	45,786
Japan, Series 85, 2.30% 12/20/2054	500,000	2,565
Japan, Series 86, 2.40% 3/20/2055	720,600	3,780
Japan, Series 13, 0.50% 3/20/2060	60,000	166
Japan, Series 18, 3.10% 3/20/2065	33,000	193
		631,120

Capital World Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

British pounds 3.40%
Banco Santander, SA 5.50% 6/11/2029	GBP7,600	$10,592
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	5,900	8,102
Dexia 4.125% 7/22/2027	2,200	2,969
Electricite de France SA 5.50% 3/27/2037	6,000	7,829
Flutter Treasury DAC 6.125% 6/4/2031	225	306
Ford Motor Credit Co., LLC 5.625% 10/9/2028	4,280	5,833
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	7,000	8,468
Oesterreichische Kontrollbank Aktiengesellschaft 4.50% 10/22/2029	600	822
Quebec (Province of) 2.25% 9/15/2026	18,480	24,638
United Kingdom 1.25% 7/22/2027	16,940	22,010
United Kingdom 4.25% 12/7/2027	9,590	13,076
United Kingdom 4.50% 6/7/2028	8,145	11,169
United Kingdom 1.625% 10/22/2028	20,610	26,284
United Kingdom 4.125% 7/22/2029	13,700	18,634
United Kingdom 0.875% 10/22/2029	660	800
United Kingdom 4.375% 3/7/2030	3,150	4,318
United Kingdom 0.25% 7/31/2031	13,940	15,366
United Kingdom 1.00% 1/31/2032	45,590	51,335
United Kingdom 4.25% 6/7/2032	9,100	12,382
United Kingdom 3.25% 1/31/2033	4,230	5,357
United Kingdom 4.50% 3/7/2035	310	419
United Kingdom 0.625% 7/31/2035	1,708	1,619
United Kingdom 4.75% 10/22/2035	1,310	1,794
United Kingdom 3.75% 1/29/2038	2,320	2,842
United Kingdom 1.125% 1/31/2039	1,200	1,048
United Kingdom 4.375% 1/31/2040	780	997
United Kingdom 1.25% 10/22/2041	550	443
United Kingdom 4.75% 10/22/2043	470	609
United Kingdom 1.75% 1/22/2049	610	447
United Kingdom 0.625% 10/22/2050	260	129
United Kingdom 1.25% 7/31/2051	24,790	14,828
United Kingdom 1.50% 7/31/2053	440	273
United Kingdom 3.75% 10/22/2053	390	413
United Kingdom 4.375% 7/31/2054	33,090	39,114
United Kingdom 5.375% 1/31/2056	700	971
United Kingdom 1.75% 7/22/2057	600	381
United Kingdom 0.50% 10/22/2061	1,440	509
United Kingdom 4.00% 10/22/2063	420	456
United Kingdom 2.50% 7/22/2065	22,070	16,619
United Kingdom 3.50% 7/22/2068	170	166
United Kingdom 1.625% 10/22/2071	200	111
United Kingdom 1.125% 10/22/2073	90	39
Volkswagen International Finance NV 3.375% 11/16/2026	700	938
		335,455

Brazilian reais 2.49%
Brazil (Federative Republic of) 0% 1/1/2026	BRL756,229	137,928
Brazil (Federative Republic of) 10.00% 1/1/2027	2,865	507
Brazil (Federative Republic of) 10.00% 1/1/2029	10,300	1,740
Brazil (Federative Republic of) 0% 1/1/2030	27,800	3,079
Brazil (Federative Republic of) 10.00% 1/1/2031	77,885	12,490
Brazil (Federative Republic of) 10.00% 1/1/2033	20,000	3,076
Brazil (Federative Republic of) 10.00% 1/1/2035	373,700	55,918
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	12,457	2,031
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	168,601	26,798
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	12,457	1,948
		245,515

Chinese yuan renminbi 2.11%
China (People’s Republic of), Series INBK, 1.49% 12/25/2031	CNY265,000	37,465
China (People’s Republic of), Series INBK, 2.69% 8/12/2026	99,400	14,348
China (People’s Republic of), Series INBK, 2.48% 4/15/2027	420	61
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	12,000	1,766
China (People’s Republic of), Series INBK, 3.13% 11/21/2029	75,090	11,436
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	47,600	7,223

6	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Chinese yuan renminbi (continued)
China (People’s Republic of), Series INBK, 1.57% 5/15/2032	CNY233,950	$33,146
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	42,140	6,504
China (People’s Republic of), Series INBK, 2.67% 11/25/2033	36,000	5,486
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	269,110	39,830
China (People’s Republic of), Series INBK, 2.33% 8/15/2044	39,000	5,579
China (People’s Republic of), Series 1910, 3.86% 7/22/2049	13,170	2,393
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	16,400	2,790
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	57,240	9,558
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	13,010	2,107
China (People’s Republic of), Series INBK, 2.47% 7/25/2054	1,710	250
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	198,520	26,229
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	9,380	1,368
		207,539

Australian dollars 1.85%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD20,000	11,515
Australia (Commonwealth of) 1.25% 5/21/2032	2,800	1,540
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	4,849	2,899
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	36,250	22,716
Australia (Commonwealth of) 3.50% 12/21/2034	11,350	6,924
Australia (Commonwealth of) 1.75% 6/21/2051	884	302
New South Wales Treasury Corp. 4.25% 2/20/2036	44,039	26,914
New South Wales Treasury Corp. 5.25% 2/24/2038	28,089	18,246
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.319% 12/1/2038 (d)	450	312
Treasury Corp. of Victoria 5.50% 9/15/2039	139,688	91,013
		182,381

South Korean won 1.44%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW28,587,150	19,672
South Korea (Republic of), Series 3106, 2.00% 6/10/2031	5,250,000	3,410
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	117,729,040	86,116
South Korea (Republic of), Series 3506, 2.625% 6/10/2035	8,000,000	5,218
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	36,660,440	25,267
South Korea (Republic of), Series 4409, 2.875% 9/10/2044	2,000,000	1,296
South Korea (Republic of), Series 6809, 2.00% 9/10/2068	2,000,000	1,010
		141,989

Hungarian forints 1.31%
Hungary (Republic of) 2.00% 5/23/2029	HUF281,130	752
Hungary (Republic of) 3.00% 8/21/2030	19,100,420	50,717
Hungary (Republic of) 6.75% 7/23/2031	2,014,450	6,253
Hungary (Republic of) 3.25% 10/22/2031	1,901,750	4,948
Hungary (Republic of) 4.50% 5/27/2032	11,705,590	32,069
Hungary (Republic of) 4.75% 11/24/2032	11,570,450	31,879
Hungary (Republic of) 7.00% 10/24/2035	680,240	2,109
		128,727

Malaysian ringgits 1.29%
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	MYR2,545	648
Malaysia (Federation of), Series 0125, 3.336% 5/15/2030	2,000	495
Malaysia (Federation of), Series 0122, 3.582% 7/15/2032	9,000	2,244
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	51,373	12,982
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	15,220	4,137
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	43,036	10,923
Malaysia (Federation of), Series 0219, 4.467% 9/15/2039	5,000	1,332
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,030	2,464
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	18,546	4,906
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	62,296	16,211
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	250,980	64,474
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	8,880	2,509

Capital World Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Malaysian ringgits (continued)
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	MYR2,750	$691
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	6,000	1,825
Malaysia (Federation of), Series 0123, 4.457% 3/31/2053	3,500	934
		126,775

Indian rupees 1.16%
Asian Development Bank 6.72% 2/8/2028	INR918,700	10,265
European Bank for Reconstruction and Development 5.25% 1/12/2027	516,700	5,654
European Bank for Reconstruction and Development 6.30% 10/26/2027	215,800	2,404
European Bank for Reconstruction and Development 6.75% 1/13/2032	3,739,700	41,582
European Investment Bank 6.95% 3/1/2029	378,300	4,248
European Investment Bank 7.40% 10/23/2033	1,194,200	13,743
Export-Import Bank of Korea 7.40% 2/5/2030	17,500	197
Export-Import Bank of Korea 8.10% 10/16/2030	33,100	380
India (Republic of) 7.18% 7/24/2037	105,790	1,207
India (Republic of) 7.06% 10/10/2046	231,870	2,537
India (Republic of) 7.30% 6/19/2053	510,030	5,692
Inter-American Development Bank 7.35% 10/6/2030	186,000	2,123
Inter-American Development Bank 7.00% 4/17/2033	702,000	7,947
International Bank for Reconstruction and Development 6.75% 9/8/2027	802,400	8,962
International Bank for Reconstruction and Development 6.85% 4/24/2028	207,000	2,301
Korea Development Bank 6.75% 7/1/2030	465,000	5,128
		114,370

Canadian dollars 0.65%
Canada (Government) 3.00% 2/1/2027	CAD3,000	2,199
Canada (Government) 3.50% 3/1/2028	60,003	44,500
Canada (Government) 2.75% 12/1/2048	22,100	13,525
Canada (Government) 2.75% 12/1/2055	1,000	587
Canada Housing Trust 2.85% 6/15/2030	2,980	2,156
Ontario (Province of) 3.95% 12/2/2035	1,500	1,099
		64,066

Danish kroner 0.58%
Denmark (Kingdom of) 2.25% 11/15/2033	DKK1,650	254
Denmark (Kingdom of) 4.50% 11/15/2039	830	154
Denmark (Kingdom of) 0.25% 11/15/2052	590	45
Nykredit Realkredit AS, Series 01E, 2.00% 10/1/2037 (e)	12,573	1,905
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (e)	80,282	11,499
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (e)	201,212	26,019
Nykredit Realkredit AS, Series 01E, 2.50% 10/1/2047 (e)	6,528	954
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (e)	47,587	5,832
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053 (e)	66,598	8,074
Realkredit Danmark AS 1.00% 10/1/2053 (e)	18,193	2,208
		56,944

Indonesian rupiah 0.53%
Indonesia (Republic of), Series FR64, 6.125% 5/15/2028	IDR2,386,000	146
Indonesia (Republic of), Series FR71, 9.00% 3/15/2029	170,772,000	11,324
Indonesia (Republic of) 6.875% 4/15/2029	40,000,000	2,503
Indonesia (Republic of) 8.25% 5/15/2029	65,342,000	4,254
Indonesia (Republic of) 6.375% 4/15/2032	28,868,000	1,769
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	258,118,000	16,305
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	160,502,000	9,962
Indonesia (Republic of), Series FR68, 8.375% 3/15/2034	29,000	2
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	7,869,000	497
Indonesia (Republic of) 7.125% 6/15/2038	20,274,000	1,297
Indonesia (Republic of) 8.375% 4/15/2039	43,000,000	3,013
Indonesia (Republic of) 7.125% 6/15/2042	16,300,000	1,037
		52,109

8	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mexican pesos 0.46%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN41,210	$2,363
America Movil, SAB de CV, 9.50% 1/27/2031	299,500	16,944
America Movil, SAB de CV, 10.30% 1/30/2034	141,920	8,328
America Movil, SAB de CV, 8.46% 12/18/2036	15,000	749
United Mexican States, Series M, 7.50% 6/3/2027	1,700	94
United Mexican States, Series M20, 8.50% 5/31/2029	50,880	2,851
United Mexican States, Series M, 7.75% 5/29/2031	36,621	1,961
United Mexican States, Series S, 2.75% 11/27/2031 (c)	31,215	1,570
United Mexican States, Series M, 7.50% 5/26/2033	35,570	1,839
United Mexican States, Series M30, 10.00% 11/20/2036	10,705	633
United Mexican States, Series M, 7.75% 11/13/2042	76,290	3,626
United Mexican States, Series M, 8.00% 11/7/2047	17,491	837
United Mexican States, Series M, 8.00% 7/31/2053	69,670	3,304
		45,099

Colombian pesos 0.35%
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP26,334,400	5,452
Colombia (Republic of), Series B, 7.00% 6/30/2032	643,700	127
Colombia (Republic of), Series B, 13.25% 2/9/2033	2,400,400	641
Colombia (Republic of), Series B, 7.25% 10/18/2034	96,776,000	18,236
Colombia (Republic of), Series B, 11.75% 1/24/2035	41,249,200	10,206
		34,662

Norwegian kroner 0.30%
Norway (Kingdom of) 3.625% 4/13/2034	NOK222,720	21,396
Norway (Kingdom of) 3.75% 6/12/2035	87,140	8,381
		29,777

Polish zloty 0.24%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN26,990	7,128
Poland (Republic of), Series 0432, 1.75% 4/25/2032	6,166	1,448
Poland (Republic of), Series 1033, 6.00% 10/25/2033	44,930	13,391
Poland (Republic of), Series 1034, 5.00% 10/25/2034	5,017	1,393
		23,360

New Zealand dollars 0.19%
New Zealand 4.50% 5/15/2035	NZD654	379
New Zealand 4.25% 5/15/2036	22,075	12,446
New Zealand 3.25% 9/20/2050 (c)	9,224	5,466
New Zealand 5.00% 5/15/2054	192	108
		18,399

Philippine pesos 0.16%
Asian Development Bank 5.25% 4/29/2035	PHP312,000	5,225
Philippines (Republic of) 6.75% 9/15/2032	559,970	9,959
Philippines (Republic of) 6.375% 4/28/2035	39,000	680
		15,864

South African rand 0.16%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR11,548	713
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	6,000	354
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	16,952	1,048
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	68,820	4,330
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	37,345	2,261
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	15,385	737
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	107,020	6,216
		15,659

Capital World Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Czech korunas 0.12%
Czech Republic 6.00% 2/26/2026	CZK163,430	$7,984
Czech Republic 0.95% 5/15/2030	16,950	726
Czech Republic 1.20% 3/13/2031	28,560	1,204
Czech Republic 1.75% 6/23/2032	15,900	666
Czech Republic 4.90% 4/14/2034	23,470	1,176
Czech Republic 1.95% 7/30/2037	9,140	337
		12,093

Thai baht 0.12%
Thailand (Kingdom of) 1.66% 3/17/2030	THB20,000	647
Thailand (Kingdom of) 3.35% 6/17/2033	26,000	940
Thailand (Kingdom of) 1.585% 12/17/2035	88,000	2,791
Thailand (Kingdom of) 2.00% 6/17/2042	20,009	622
Thailand (Kingdom of) 3.45% 6/17/2043	79,264	2,944
Thailand (Kingdom of) 2.875% 6/17/2046	8,967	311
Thailand (Kingdom of) 4.00% 6/17/2055	81,000	3,419
		11,674

Chilean pesos 0.11%
Chile (Republic of) 4.70% 9/1/2030	CLP2,480,000	2,707
Chile (Republic of) 6.00% 4/1/2033	7,000,000	8,109
		10,816

Turkish lira 0.07%
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	TRY143,370	3,368
Turkey (Republic of) 41.48% 6/16/2027 (d)	53,960	1,275
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	84,460	1,510
Turkey (Republic of), Series 5Y, 31.08% 11/8/2028	25,900	599
		6,752

Egyptian pounds 0.04%
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP100,903	2,182
Egypt (Arab Republic of) 24.458% 10/1/2027	94,950	2,041
		4,223

Peruvian nuevos soles 0.03%
Peru (Republic of) 6.85% 8/12/2035	PEN8,172	2,618
Peru (Republic of) 7.60% 8/12/2039	1,002	326
		2,944

Romanian leu 0.02%
Romania (Republic of) 7.20% 5/31/2027	RON6,700	1,564

Kazakhstani tenge 0.01%
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	KZT500,000	970
Development Bank of Kazakhstan JSC 18.40% 10/16/2028	145,000	296
		1,266

Swedish kronor 0.00%
Sweden (Kingdom of) 2.25% 5/11/2035	SEK1,990	207
Sweden (Kingdom of) 1.375% 6/23/2071	540	33
		240

10	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ukrainian hryvnia 0.00%
Ukraine 15.09% 2/4/2026	UAH1,747	$41
Ukraine 15.20% 4/29/2026	1,770	41
Ukraine 15.10% 6/24/2026	1,298	29
		111

U.S. dollars 48.00%
1261229 B.C., Ltd. 10.00% 4/15/2032 (f)	USD2,107	2,193
AbbVie, Inc. 5.05% 3/15/2034	12,931	13,293
AbbVie, Inc. 5.40% 3/15/2054	3,302	3,213
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (e)(f)	2,396	2,403
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (e)(f)	372	376
Acushnet Co. 5.625% 12/1/2033 (f)	60	61
Adobe, Inc. 2.15% 2/1/2027	6,134	6,034
AECOM 6.00% 8/1/2033 (f)	35	36
AEP Transmission Co., LLC 5.375% 6/15/2035	275	284
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (d)(f)(g)(h)	2,799	2,778
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (f)	4,875	3,968
AG Issuer, LLC 6.25% 3/1/2028 (f)	762	768
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(f)	8,388	8,869
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.35% 3/11/2030 (d)(g)(h)	36	36
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.573% Cash 3/11/2030 (d)(g)(h)(i)	34	34
Albertsons Cos., Inc. 3.50% 3/15/2029 (f)	645	620
Albertsons Cos., Inc. 5.50% 3/31/2031 (f)	405	410
Albertsons Cos., Inc. 5.75% 3/31/2034 (f)	375	377
Albion Financing 1 SARL 7.00% 5/21/2030 (f)	200	210
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.216% 5/30/2033 (d)(h)	439	448
Alfa Transmisora De Energia SA 4.55% 9/27/2051	9,451	7,640
Alibaba Group Holding, Ltd. 5.25% 5/26/2035	395	412
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	400	368
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	600	441
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	500	415
Alibaba Group Holding, Ltd. 5.625% 11/26/2054	200	203
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.014% 4/20/2032 (d)(e)(f)	1,842	1,843
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (f)	102	108
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (f)	588	591
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (f)	990	1,028
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (f)	425	439
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (f)	610	633
Allied Universal Holdco, LLC 4.625% 6/1/2028 (f)	550	543
Allied Universal Holdco, LLC 6.00% 6/1/2029 (f)	240	238
Allison Transmission, Inc. 5.875% 12/1/2033 (f)	70	71
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (f)	200	208
Altice France 6.50% 4/15/2032 (f)	825	791
Amazon.com, Inc. 4.35% 3/20/2033	5,094	5,079
Amazon.com, Inc. 4.65% 11/20/2035	554	552
Amazon.com, Inc. 5.45% 11/20/2055	837	818
Amentum Holdings, Inc. 7.25% 8/1/2032 (f)	495	522
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	3,350	3,495
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (a)	675	696
American International Group, Inc. 4.85% 5/7/2030	1,000	1,026
American International Group, Inc. 5.125% 3/27/2033	289	298
American International Group, Inc. 5.45% 5/7/2035	2,749	2,865
American International Group, Inc. 4.375% 6/30/2050	1,773	1,482
AmeriTex HoldCo Intermediate, LLC, 7.625% 8/15/2033 (f)	225	238
Amgen, Inc. 2.20% 2/21/2027	1,179	1,157
Amgen, Inc. 2.00% 1/15/2032	5,845	5,094
Amgen, Inc. 4.20% 3/1/2033	2,000	1,956
Amgen, Inc. 5.25% 3/2/2033	13,384	13,859
Amgen, Inc. 5.65% 3/2/2053	10,268	10,061
Amphenol Corp. 4.125% 11/15/2030	3,500	3,483
Amphenol Corp. 4.40% 2/15/2033	2,500	2,474
Amphenol Corp. 4.625% 2/15/2036	2,000	1,960
Amphenol Corp. 5.30% 11/15/2055	727	695
ams-OSRAM AG 12.25% 3/30/2029 (f)	335	358

Capital World Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (e)(f)	USD3,916	$3,782
Angola (Republic of) 8.25% 5/9/2028	875	881
Angola (Republic of) 8.75% 4/14/2032	780	761
Antero Midstream Partners, LP 5.75% 7/1/2034 (f)	280	282
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (f)	650	632
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (f)	293	275
Aon Corp. 5.35% 2/28/2033	1,181	1,230
Aon Corp. 3.90% 2/28/2052	1,000	752
Aon North America, Inc. 5.75% 3/1/2054	1,084	1,079
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (e)(f)	301	302
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (e)(f)	5,596	5,641
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (e)(f)	3,056	3,121
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (f)	400	420
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (f)	1,045	1,090
Aretec Group, Inc. 7.50% 4/1/2029 (f)	1,257	1,268
Aretec Group, Inc. 10.00% 8/15/2030 (f)	552	596
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027) (a)	2,589	2,207
Arthur J. Gallagher & Co. 5.00% 2/15/2032	1,500	1,535
Arthur J. Gallagher & Co. 5.15% 2/15/2035	2,500	2,528
Arthur J. Gallagher & Co. 5.55% 2/15/2055	750	720
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)	110	111
Asurion, LLC 8.00% 12/31/2032 (f)	500	519
AT&T, Inc. 5.40% 2/15/2034	3,577	3,710
AT&T, Inc. 4.50% 5/15/2035	1,406	1,352
AT&T, Inc. 3.50% 9/15/2053	2,147	1,438
Athene Global Funding 5.543% 8/22/2035 (f)	1,361	1,366
Athene Holding, Ltd. 6.625% 5/19/2055	3,000	3,058
ATI, Inc. 7.25% 8/15/2030	810	856
Avantor Funding, Inc. 3.875% 11/1/2029 (f)	810	778
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (e)(f)	11,562	11,640
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(f)	6,513	6,781
Axon Enterprise, Inc. 6.125% 3/15/2030 (f)	355	367
Axon Enterprise, Inc. 6.25% 3/15/2033 (f)	775	809
B&G Foods, Inc. 5.25% 9/15/2027	1,150	1,127
B&G Foods, Inc. 8.00% 9/15/2028 (f)	615	606
BAE Systems PLC 5.50% 3/26/2054 (f)	384	387
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (a)	10,480	9,950
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (a)(f)	290	275
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(e)	1,412	1,507
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (d)(e)	3,141	3,290
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (f)	2,140	2,256
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (f)	2,310	2,404
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (a)	5,557	4,993
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (a)	8,228	8,463
BAT Capital Corp. 3.215% 9/6/2026	2	2
BAT Capital Corp. 4.625% 3/22/2033	1,716	1,707
BAT Capital Corp. 6.421% 8/2/2033	1,288	1,423
BAT Capital Corp. 5.625% 8/15/2035	26,699	27,826
BAT Capital Corp. 7.079% 8/2/2043	2,250	2,538
BAT Capital Corp. 5.65% 3/16/2052	600	568
BAT Capital Corp. 6.25% 8/15/2055	211	219
Bath & Body Works, Inc. 6.875% 11/1/2035	83	84
Bath & Body Works, Inc. 6.75% 7/1/2036	115	114
Bausch Health Americas, Inc. 8.50% 1/31/2027 (f)	1,240	1,229
Bausch Health Cos., Inc. 4.875% 6/1/2028 (f)	134	120
Bausch Health Cos., Inc. 11.00% 9/30/2028 (f)	204	211
Baxter International, Inc. 2.539% 2/1/2032	7,119	6,205
Baxter International, Inc. 5.65% 12/15/2035	1,485	1,503
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)	20,052	22,190
Beach Acquisition Bidco, LLC 10.75% PIK or 10.00% Cash 7/15/2033 (f)(i)	375	414
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.25%) 6.12% 10/16/2031 (d)(h)	375	378
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (d)(e)	1,244	1,298
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.972% 1/10/2057 (d)(e)	739	760
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	2,320	2,396
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	767	783

12	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	USD1,725	$1,713
Block, Inc. 5.625% 8/15/2030 (f)	415	424
Block, Inc. 3.50% 6/1/2031	490	461
Block, Inc. 6.50% 5/15/2032	2,010	2,091
Block, Inc. 6.00% 8/15/2033 (f)	95	98
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(e)	7,580	7,882
Boeing Co. (The) 2.75% 2/1/2026	9,126	9,116
Boeing Co. (The) 2.196% 2/4/2026	500	499
Boeing Co. (The) 2.70% 2/1/2027	525	518
Boeing Co. (The) 5.04% 5/1/2027	2,099	2,121
Boeing Co. (The) 5.15% 5/1/2030	421	433
Boeing Co. (The) 6.388% 5/1/2031	450	489
Boeing Co. (The) 6.528% 5/1/2034	131	145
Boeing Co. (The) 5.705% 5/1/2040	2,000	2,043
Boeing Co. (The) 5.805% 5/1/2050	1,765	1,739
Boeing Co. (The) 6.858% 5/1/2054	1,144	1,286
Boeing Co. (The) 5.93% 5/1/2060	2,579	2,532
Boeing Co. (The) 7.008% 5/1/2064	1,337	1,525
Borr IHC, Ltd. 10.00% 11/15/2028 (f)	1,016	1,022
Boston Properties, LP 2.90% 3/15/2030	406	381
Boston Properties, LP 3.25% 1/30/2031	173	162
Boston Properties, LP 2.55% 4/1/2032	881	769
Boston Properties, LP 2.45% 10/1/2033	2,737	2,265
Boston Properties, LP 6.50% 1/15/2034	1,276	1,375
Boston Properties, LP 5.75% 1/15/2035	1,555	1,600
Boyd Gaming Corp. 4.75% 6/15/2031 (f)	260	254
Boyne USA, Inc. 4.75% 5/15/2029 (f)	765	755
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (a)(f)	7,500	7,379
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(f)	3,000	3,184
Braskem Netherlands Finance BV 4.50% 1/10/2028	918	378
Braskem Netherlands Finance BV 4.50% 1/31/2030	21,957	8,599
Braskem Netherlands Finance BV 8.50% 1/12/2031	17,026	6,678
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)	3,035	1,190
Braskem Netherlands Finance BV 7.25% 2/13/2033	5,283	2,051
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(e)(f)	1,967	1,984
Brazil (Federative Republic of) 5.50% 11/6/2030	2,320	2,360
Bristol-Myers Squibb Co. 5.20% 2/22/2034	19,789	20,578
Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,800	1,769
Broadcom, Inc. 4.00% 4/15/2029 (f)	6,163	6,139
Broadcom, Inc. 4.75% 4/15/2029	1,950	1,987
Broadcom, Inc. 5.15% 11/15/2031	2,211	2,295
Broadcom, Inc. 3.469% 4/15/2034	3,875	3,535
Broadcom, Inc. 5.20% 7/15/2035	4,022	4,122
Broadcom, Inc. 4.80% 2/15/2036	974	961
Brown & Brown, Inc. 4.90% 6/23/2030	2,000	2,029
Brown & Brown, Inc. 5.25% 6/23/2032	2,000	2,050
Brown & Brown, Inc. 5.55% 6/23/2035	2,000	2,052
Brown & Brown, Inc. 6.25% 6/23/2055	2,000	2,082
Bulgaria (Republic of) 5.00% 3/5/2037	824	823
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (e)(f)	5,903	6,066
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (d)(e)(f)	20,390	20,601
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (d)(e)(f)	18,697	18,743
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.75% 12/15/2044 (d)(e)(f)	10,210	10,239
Caesars Entertainment, Inc. 7.00% 2/15/2030 (f)	754	781
Caesars Entertainment, Inc. 6.50% 2/15/2032 (f)	315	323
Caesars Entertainment, Inc. 6.00% 10/15/2032 (f)	140	136
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (a)(f)	7,555	7,857
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(f)	1,584	1,646
California Resources Corp. 8.25% 6/15/2029 (f)	600	628
Calpine Corp. 5.125% 3/15/2028 (f)	290	290
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (a)	6,122	6,315
Canadian Pacific Railway Co. 4.80% 3/30/2030	3,557	3,641
Canadian Pacific Railway Co. 5.20% 3/30/2035	546	562
Canadian Pacific Railway Co. 3.00% 12/2/2041	540	405
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,683	1,118
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (f)	255	244
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (a)	2,040	2,206

Capital World Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Capstone Copper Corp. 6.75% 3/31/2033 (f)	USD150	$156
Carnival Corp. 5.125% 5/1/2029 (f)	80	81
Carnival Corp. 6.125% 2/15/2033 (f)	410	424
Carpenter Technology Corp. 5.625% 3/1/2034 (f)	245	249
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(e)(f)	1,105	1,106
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(f)	4,092	4,027
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(f)	598	597
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (e)(f)	4,371	4,447
Caturus Energy, LLC 8.50% 2/15/2030 (f)	120	125
CCO Holdings, LLC 5.125% 5/1/2027 (f)	450	450
CCO Holdings, LLC 5.00% 2/1/2028 (f)	250	248
CCO Holdings, LLC 4.75% 3/1/2030 (f)	495	473
CCO Holdings, LLC 4.50% 8/15/2030 (f)	388	366
CCO Holdings, LLC 4.25% 2/1/2031 (f)	325	299
CCO Holdings, LLC 4.75% 2/1/2032 (f)	816	746
CCO Holdings, LLC 4.50% 5/1/2032	301	270
CCO Holdings, LLC 4.50% 6/1/2033 (f)	1,666	1,460
CCO Holdings, LLC 4.25% 1/15/2034 (f)	2,252	1,917
Celanese US Holdings, LLC 7.00% 2/15/2031	100	102
Central Garden & Pet Co. 4.125% 10/15/2030	760	729
Central Garden & Pet Co. 4.125% 4/30/2031 (f)	300	284
Century Aluminum Co. 6.875% 8/1/2032 (f)	175	181
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(f)	3,140	2,668
Charter Communications Operating, LLC 6.65% 2/1/2034	3,257	3,433
Charter Communications Operating, LLC 6.384% 10/23/2035	780	806
Charter Communications Operating, LLC 5.85% 12/1/2035	4,048	4,040
Charter Communications Operating, LLC 4.80% 3/1/2050	2,832	2,129
Charter Communications Operating, LLC 3.70% 4/1/2051	4,203	2,656
Charter Communications Operating, LLC 3.90% 6/1/2052	10,485	6,777
Charter Communications Operating, LLC 5.25% 4/1/2053	4,662	3,693
Charter Communications Operating, LLC 6.70% 12/1/2055	1,143	1,097
Chevron Corp. 3.078% 5/11/2050	2,252	1,530
Chile (Republic of) 4.34% 3/7/2042	715	638
Chile (Republic of) 4.00% 1/31/2052	335	266
China Huaneng Group Co., Ltd. 5.30% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (a)	1,925	1,960
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	8,131	8,022
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (f)	300	301
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (f)	324	354
Chubb INA Holdings, LLC 5.00% 3/15/2034	5,902	6,040
Chubb INA Holdings, LLC 4.90% 8/15/2035	2,000	2,010
Cigna Group (The) 5.25% 1/15/2036	3,850	3,922
Cigna Group (The) 6.00% 1/15/2056	575	592
Cikarang Listrindo Tbk PT 5.65% 3/12/2035	200	204
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(e)(f)	2,657	2,651
Cipher Compute, LLC 7.125% 11/15/2030 (f)	250	255
Cisco Systems, Inc. 4.95% 2/26/2031	2,275	2,360
Cisco Systems, Inc. 5.10% 2/24/2035	958	985
Cisco Systems, Inc. 5.30% 2/26/2054	412	395
CITGO Petroleum Corp. 8.375% 1/15/2029 (f)	285	297
Citibank, NA 4.914% 5/29/2030	1,375	1,415
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(f)	5,275	5,498
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(f)	8,128	8,381
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (a)	4,154	4,195
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	2,765	2,900
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (a)	2,187	2,406
Civitas Resources, Inc. 8.625% 11/1/2030 (f)	55	58
Civitas Resources, Inc. 8.75% 7/1/2031 (f)	765	795
Civitas Resources, Inc. 9.625% 6/15/2033 (f)	95	103
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (f)	330	335
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	200	203
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (f)	400	419
CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049	400	292
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	250	181
CK Hutchison International (21), Ltd. 3.125% 4/15/2041 (b)	400	308
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (f)	275	260
Clean Harbors, Inc. 5.75% 10/15/2033 (f)	151	155

14	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (f)	USD325	$325
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (f)	25	25
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (f)	380	399
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (f)	1,069	1,052
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)	1,028	1,065
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (f)	38	39
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (f)	443	427
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)	250	264
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (f)	134	139
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)	430	450
Cloud Software Group, Inc. 6.50% 3/31/2029 (f)	775	786
Cloud Software Group, Inc. 9.00% 9/30/2029 (f)	2,985	3,111
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (a)	450	463
CNX Resources Corp. 7.25% 3/1/2032 (f)	895	935
Coca-Cola Co. 4.65% 8/14/2034	2,231	2,278
Coca-Cola Co. 5.20% 1/14/2055	443	427
Coinbase Global, Inc. 3.375% 10/1/2028 (f)	1,200	1,144
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	735	656
Colombia (Republic of) 7.375% 4/25/2030	18,270	19,339
Colombia (Republic of) 8.00% 11/14/2035	3,005	3,209
Colombia (Republic of) 7.75% 11/7/2036	1,180	1,232
Comcast Corp. 1.50% 2/15/2031	5,500	4,784
Comcast Corp. 5.65% 6/1/2054	1,710	1,604
Comcast Corp. 6.05% 5/15/2055	1,200	1,187
Commercial Metals Co. 5.75% 11/15/2033 (f)	120	123
Commonwealth of Puerto Rico, GO Taxable Bonds, Series 2022, 0% 11/1/2043 (d)	386	247
Commonwealth of Puerto Rico, GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	293	192
CommScope Technologies, LLC 5.00% 3/15/2027 (f)	670	669
CommScope, LLC 8.25% 3/1/2027 (f)	227	229
CommScope, LLC 7.125% 7/1/2028 (f)	575	578
CommScope, LLC 9.50% 12/15/2031 (f)	300	303
CommScope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 12/17/2029 (d)(h)	620	622
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (f)	942	874
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (f)	293	264
Comstock Resources, Inc. 6.75% 3/1/2029 (f)	535	537
Comstock Resources, Inc. 5.875% 1/15/2030 (f)	340	331
Connect Finco SARL 9.00% 9/15/2029 (f)	1,930	2,050
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.216% 9/27/2029 (d)(h)	580	580
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 5/25/2043 (d)(e)(f)	6,603	6,730
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.424% 5/25/2043 (d)(e)(f)	5,185	5,441
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (d)(e)(f)	3,264	3,290
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.974% 6/25/2043 (d)(e)(f)	1,957	2,032
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (d)(e)(f)	4,564	4,583
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 1/25/2044 (d)(e)(f)	1,750	1,763
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.524% 5/25/2044 (d)(e)(f)	7,323	7,356
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (d)(e)(f)	4,072	4,074
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (d)(e)(f)	1,507	1,510
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (d)(e)(f)	2,612	2,617
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2045 (d)(e)(f)	1,705	1,710
ConocoPhillips Co. 5.50% 1/15/2055	975	934
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	800	567
Constellation Brands, Inc. 4.35% 5/9/2027	1,305	1,310
Constellation Brands, Inc. 2.875% 5/1/2030	839	790
Constellation Brands, Inc. 4.80% 5/1/2030	481	489
Constellation Brands, Inc. 2.25% 8/1/2031	1,859	1,650
Constellation Brands, Inc. 4.75% 5/9/2032	813	817

Capital World Bond Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Constellation Oil Services Holding SA 9.375% 11/7/2029 (f)	USD780	$812
Corebridge Financial, Inc. 3.90% 4/5/2032	5,809	5,516
CoreLogic, Inc. 4.50% 5/1/2028 (f)	1,170	1,152
Cote d’Ivoire (Republic of) 7.625% 1/30/2033	800	867
Cote d’Ivoire (Republic of) 8.075% 4/1/2036 (f)	690	747
Coty, Inc. 5.60% 1/15/2031 (f)	2,459	2,484
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (f)	210	225
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 5/6/2032 (d)(h)	845	858
Crescent Energy Finance, LLC 9.25% 2/15/2028 (f)	671	694
Crescent Energy Finance, LLC 7.625% 4/1/2032 (f)	1,005	975
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	135	128
Crescent Energy Finance, LLC 8.375% 1/15/2034 (f)	245	244
Crown Castle, Inc. 5.00% 1/11/2028	2,336	2,374
CSC Holdings, LLC 5.50% 4/15/2027 (f)	250	215
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 8.75% 4/15/2027 (d)(h)	322	282
CSN Inova Ventures 6.75% 1/28/2028 (b)	19,830	18,400
CSX Corp. 4.25% 3/15/2029	3,355	3,386
CSX Corp. 5.20% 11/15/2033	2,068	2,154
CSX Corp. 5.05% 6/15/2035	450	458
CSX Corp. 2.50% 5/15/2051	289	172
CVS Health Corp. 3.25% 8/15/2029	1,798	1,736
CVS Health Corp. 5.125% 2/21/2030	1,225	1,259
CVS Health Corp. 5.55% 6/1/2031	3,850	4,031
CVS Health Corp. 5.25% 2/21/2033	1,227	1,264
CVS Health Corp. 5.70% 6/1/2034	1,535	1,609
CVS Health Corp. 5.45% 9/15/2035	2,467	2,526
CVS Health Corp. 6.05% 6/1/2054	2,279	2,267
CVS Health Corp. 6.20% 9/15/2055	2,326	2,363
CVS Health Corp. 6.25% 9/15/2065	425	428
Dai-ichi Life Insurance Co., Ltd. (The) 6.20% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.515% on 1/16/2035) (a)(f)	3,000	3,146
Darling Ingredients, Inc. 6.00% 6/15/2030 (f)	765	778
DaVita, Inc. 4.625% 6/1/2030 (f)	210	204
DaVita, Inc. 3.75% 2/15/2031 (f)	375	347
DaVita, Inc. 6.875% 9/1/2032 (f)	925	963
DaVita, Inc. 6.75% 7/15/2033 (f)	485	503
Denali Intermediate Holdings, Inc., Term Loan, (1-month CME Term SOFR + 5.50%) 9.227% 8/26/2032 (d)(h)	349	353
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026) (a)	714	725
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	10,009	9,849
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (a)	1,500	1,601
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (a)	576	550
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (a)	1,000	1,020
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (h)(i)	35	14
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)	1,360	1,451
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	384	386
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	735	745
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.262%) 9.102% 8/2/2027 (d)(h)	33	33
Discovery Communications, LLC 4.125% 5/15/2029	150	145
DISH Network Corp. 11.75% 11/15/2027 (f)	3,555	3,702
Dominican Republic (Government of) 5.875% 1/30/2060	670	599
Dow Chemical Co. (The) 4.80% 1/15/2031	500	497
Dow Chemical Co. (The) 5.65% 3/15/2036	380	379
Dow Chemical Co. (The) 5.55% 11/30/2048	132	116
Dow Chemical Co. (The) 4.80% 5/15/2049	495	390
Dow Chemical Co. (The) 3.60% 11/15/2050	485	313
Dow Chemical Co. (The) 6.90% 5/15/2053	57	59
Dow Chemical Co. (The) 5.60% 2/15/2054	729	634
Dow Chemical Co. (The) 5.95% 3/15/2055	750	683
Dua Capital, Ltd. 2.78% 5/11/2031	3,500	3,234
Duke Energy Corp. 4.95% 9/15/2035	859	852
Duke Energy Florida, LLC 4.85% 12/1/2035	2,925	2,914
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(e)(f)	5,241	5,352
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	2,090	2,131
EchoStar Corp. 10.75% 11/30/2029	2,174	2,406
EchoStar Corp. 6.75% Cash 11/30/2030 (i)	276	283
Ecopetrol SA 8.625% 1/19/2029	8,020	8,601
Edison International 5.25% 11/15/2028	675	684
Edison International 5.45% 6/15/2029	150	153

16	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Edison International 6.95% 11/15/2029	USD1,508	$1,607
Edison International 6.25% 3/15/2030	6,518	6,820
Edison International 5.25% 3/15/2032	5,103	5,109
Egypt (Arab Republic of) 5.80% 9/30/2027	530	538
Egypt (Arab Republic of) 6.588% 2/21/2028	772	795
Egypt (Arab Republic of) 7.60% 3/1/2029	300	321
Egypt (Arab Republic of) 5.875% 2/16/2031	595	597
Egypt (Arab Republic of) 7.053% 1/15/2032	440	459
Egypt (Arab Republic of) 9.45% 2/4/2033 (f)	1,435	1,650
Egypt (Arab Republic of) 8.50% 1/31/2047	505	497
Egypt (Arab Republic of) 7.903% 2/21/2048	259	241
Egypt (Arab Republic of) 8.70% 3/1/2049	535	537
Egypt (Arab Republic of) 8.15% 11/20/2059	560	527
Egypt (Arab Republic of) 7.50% 2/16/2061	390	340
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(f)	3,800	4,434
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)	3,010	3,512
Elevance Health, Inc. 5.00% 1/15/2036	1,010	1,004
Elevance Health, Inc. 5.70% 2/15/2055	1,733	1,694
Eli Lilly and Co. 5.10% 2/12/2035	3,295	3,408
Eli Lilly and Co. 5.50% 2/12/2055	1,282	1,285
Ellucian Holdings, Inc. 6.50% 12/1/2029 (f)	375	383
Embarq, LLC 7.995% 6/1/2036	625	259
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (f)	1,140	1,206
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 4/23/2031 (d)(h)	558	554
Enel Finance International NV 5.00% 9/30/2035 (f)	1,000	996
Energy Transfer, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026) (a)	254	256
Enfragen Energia Sur SA 5.375% 12/30/2030	19,880	18,509
Enfragen Energia Sur SA 8.499% 6/30/2032 (f)	500	519
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (f)	800	795
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	500	497
ENN Energy Holdings, Ltd. 2.625% 9/17/2030 (f)	200	185
Enterprise Products Operating, LLC 5.20% 1/15/2036	392	399
EOG Resources, Inc. 4.40% 7/15/2028	1,022	1,034
EOG Resources, Inc. 5.35% 1/15/2036	1,526	1,569
Equinix, Inc. 3.00% 7/15/2050	2,889	1,852
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (e)(f)	2,888	2,910
EquipmentShare.com, Inc. 9.00% 5/15/2028 (f)	675	702
EquipmentShare.com, Inc. 8.625% 5/15/2032 (f)	250	264
ERP Operating, LP 4.65% 9/15/2034	778	772
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (e)(f)	845	856
Eversource Energy 4.45% 12/15/2030	2,025	2,015
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (a)	300	312
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (e)	100	100
Export-Import Bank of India 5.50% 1/18/2033	1,000	1,049
Export-Import Bank of Thailand 5.354% 5/16/2029	8,542	8,857
Exxon Mobil Corp. 3.482% 3/19/2030	3,000	2,935
Fair Isaac Corp. 4.00% 6/15/2028 (f)	625	619
Fair Isaac Corp. 6.00% 5/15/2033 (f)	1,030	1,061
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (e)	5	5
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (e)	97	97
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (e)	424	359
Fannie Mae Pool #BU2803 2.50% 11/1/2051 (e)	434	367
Fannie Mae Pool #FM9481 2.50% 11/1/2051 (e)	428	363
Fannie Mae Pool #BU3083 2.50% 1/1/2052 (e)	253	214
Fannie Mae Pool #BT2188 2.50% 3/1/2052 (e)	40	34
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (e)	8,814	7,152
Fannie Mae Pool #BT8116 2.50% 4/1/2052 (e)	26	23
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (e)	8,899	7,231
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (e)	1,117	1,065
Fannie Mae Pool #FS1948 4.00% 5/1/2052 (e)	849	810
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (e)	1,427	1,210
Fannie Mae Pool #FS5294 2.50% 7/1/2052 (e)	661	560
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (e)	511	434
Fannie Mae Pool #BV8055 4.50% 9/1/2052 (e)	20,190	19,804

Capital World Bond Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #BV0952 4.50% 9/1/2052 (e)	USD1,282	$1,256
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (e)	8,681	8,512
Fannie Mae Pool #BW1215 4.50% 10/1/2052 (e)	3,277	3,213
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (e)	48	48
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (e)	847	831
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (e)	13,562	13,298
Fannie Mae Pool #FS5675 4.50% 1/1/2053 (e)	39,674	38,914
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (e)	854	837
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (e)	2,517	2,572
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (e)	2,714	2,813
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (e)	257	257
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (e)	910	924
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (e)	38	40
Fannie Mae Pool #BW9637 5.00% 6/1/2053 (e)	13,930	13,954
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (e)	164	164
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (e)	2,620	2,624
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (e)	19,593	19,985
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (e)	1,334	1,373
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)	10,154	10,454
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (e)	2,622	2,666
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)	12,164	12,520
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (e)	2,197	2,287
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)	697	730
Fannie Mae Pool #DA7283 6.50% 1/1/2054 (e)	11	11
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (e)	1,346	1,367
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (e)	575	584
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (e)	3,158	3,273
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (e)	1,307	1,344
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (e)	419	425
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (e)	1,375	1,413
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (e)	3,929	4,022
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (e)	1,377	1,416
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (e)	10,088	10,311
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)	4,253	4,417
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)	2,423	2,491
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)	1,432	1,476
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)	1,245	1,290
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (e)	613	632
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (e)	909	948
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (e)	10	10
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (e)	12,815	13,073
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)	6,480	6,611
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (e)	5,414	5,498
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (e)	267	273
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)	8,167	8,390
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)	4,918	5,072
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (e)	3,653	3,753
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (e)	3,556	3,653
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (e)	2,525	2,629
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)	1,496	1,537
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (e)	1,260	1,302
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)	1,064	1,099
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (e)	1,383	1,448
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (e)	784	823
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (e)	614	643
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (e)	379	396
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (e)	229	240
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (e)	25	25
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)	7,650	7,859
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)	3,416	3,547
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (e)	2,116	2,176
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (e)	1,798	1,853
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)	1,594	1,643
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)	1,363	1,409
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (e)	1,220	1,254
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (e)	1,189	1,224
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (e)	700	719
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)	519	537

18	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)	USD442	$458
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)	411	428
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (e)	244	251
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (e)	13	13
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (e)	4,079	4,158
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (e)	202	205
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (e)	202	205
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (e)	3,464	3,582
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (e)	167	172
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (e)	83	85
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (e)	35	36
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (e)	44	46
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (e)	11,825	11,807
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (e)	776	788
Fannie Mae Pool #MA5550 4.00% 12/1/2054 (e)	879	835
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)	347	346
Fannie Mae Pool #DC6842 5.50% 12/1/2054 (e)	188	190
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (e)	68	69
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (e)	6,267	5,950
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (e)	473	486
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (e)	90	88
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (e)	21,076	21,387
Fannie Mae Pool #DC8674 5.50% 2/1/2055 (e)	1,465	1,487
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)	3,588	3,686
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (e)	4,103	4,009
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (e)	2,365	2,430
Fannie Mae Pool #190445 6.50% 3/1/2055 (e)	1,742	1,811
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (e)	110	114
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (e)	1,139	1,198
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (e)	1,297	1,232
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (e)	4,349	4,249
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (e)	2,704	2,779
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (e)	494	508
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (e)	127	131
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (e)	1,933	1,835
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)	8,336	8,320
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (e)	1,388	1,426
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)	4,894	4,883
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (e)	2,534	2,571
Fannie Mae Pool #DE1078 6.50% 6/1/2055 (e)	709	737
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (e)	5,561	5,715
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (e)	136	139
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (e)	1,000	927
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (e)	708	724
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (e)	579	587
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (e)	866	901
Fannie Mae Pool #MA5794 6.50% 8/1/2055 (e)	1,596	1,659
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (e)	451	458
Fannie Mae Pool #DF4985 3.50% 11/1/2055 (e)	587	544
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (d)(e)(f)	2,185	1,985
FibraSOMA 4.375% 7/22/2031	2,800	2,470
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (f)	267	280
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (f)	295	310
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.466% 2/12/2031 (d)(h)	357	358
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.688% 7/30/2032 (d)(h)	670	657
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (b)(d)(h)	149	150
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (a)	1,421	1,445
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (f)	850	896
First Student Bidco, Inc. 4.00% 7/31/2029 (f)	700	683
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.172% 8/15/2030 (d)(h)	211	212
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.172% 8/15/2030 (d)(h)	65	65
FirstEnergy Corp. 2.25% 9/1/2030	5,592	5,067
Florida Power & Light Co. 4.70% 2/15/2036	6,521	6,462
Florida Power & Light Co. 5.70% 3/15/2055	475	482
Florida Power & Light Co. 5.60% 2/15/2066	1,846	1,819
Flutter Treasury DAC 5.875% 6/4/2031 (f)	874	887
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (d)(e)(f)	3,404	3,416

Capital World Bond Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Ford Motor Credit Co., LLC 6.95% 3/6/2026	USD400	$401
Ford Motor Credit Co., LLC 6.95% 6/10/2026	400	404
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,882	2,927
Ford Motor Credit Co., LLC 4.95% 5/28/2027	995	999
Ford Motor Credit Co., LLC 4.125% 8/17/2027	400	397
Ford Motor Credit Co., LLC 7.35% 11/4/2027	400	418
Ford Motor Credit Co., LLC 6.80% 5/12/2028	600	626
Ford Motor Credit Co., LLC 6.798% 11/7/2028	412	432
Ford Motor Credit Co., LLC 5.80% 3/8/2029	9,968	10,188
Ford Motor Credit Co., LLC 5.113% 5/3/2029	1,900	1,904
Ford Motor Credit Co., LLC 5.875% 11/7/2029	5,200	5,340
Ford Motor Credit Co., LLC 5.73% 9/5/2030	13,690	13,906
Ford Motor Credit Co., LLC 6.05% 3/5/2031	2,100	2,160
Ford Motor Credit Co., LLC 6.054% 11/5/2031	2,037	2,089
Ford Motor Credit Co., LLC 6.532% 3/19/2032	1,470	1,538
Ford Motor Credit Co., LLC 6.125% 3/8/2034	475	483
Ford Motor Credit Co., LLC 6.50% 2/7/2035	17,130	17,753
Ford Motor Credit Co., LLC 5.869% 10/31/2035	1,395	1,378
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (f)	1,785	1,854
Forestar Group, Inc. 6.50% 3/15/2033 (f)	465	475
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033 (e)	12,287	11,938
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (e)	17,986	15,700
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (e)	152	152
Freddie Mac Pool #SD8029 2.50% 12/1/2049 (e)	8	7
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (e)	2,193	1,861
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (e)	1,221	1,034
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (e)	1,109	941
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (e)	3,916	3,171
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (e)	4,430	3,935
Freddie Mac Pool #SD1883 4.00% 6/1/2052 (e)	43	41
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (e)	117	99
Freddie Mac Pool #QE9001 4.00% 8/1/2052 (e)	87	83
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (e)	456	387
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (e)	7,517	7,532
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (e)	2,473	2,425
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (e)	5,372	5,382
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (e)	1,406	1,379
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (e)	372	373
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (e)	138	138
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)	1,082	1,128
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (e)	375	387
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)	973	989
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (e)	3,984	4,103
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (e)	16,517	16,538
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)	526	549
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (e)	53	55
Freddie Mac Pool #SD5910 4.00% 2/1/2054 (e)	1,951	1,863
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)	334	339
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)	10,641	10,941
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (e)	8,482	8,612
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (e)	19	20
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (e)	2,353	2,435
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)	575	598
Freddie Mac Pool #RJ1415 5.50% 5/1/2054 (e)	12,333	12,627
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (e)	8,221	8,356
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)	794	826
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (e)	1,669	1,675
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (e)	30,586	31,238
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (e)	4,921	5,030
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (e)	12,531	12,964
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (e)	9,545	9,922
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (e)	266	276
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (e)	92	97
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (e)	3,396	3,463
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)	3,268	3,333
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)	8,181	8,405
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)	3,427	3,535
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (e)	3,088	3,222

20	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)	USD2,055	$2,119
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (e)	1,943	2,010
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (e)	1,263	1,301
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)	1,047	1,080
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (e)	856	892
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (e)	359	376
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (e)	5,779	5,876
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (e)	3,602	3,664
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (e)	3,373	3,434
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (e)	2,113	2,160
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (e)	1,009	1,025
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (e)	609	621
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)	8,026	8,245
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)	3,300	3,402
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)	2,260	2,326
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)	2,103	2,175
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (e)	93	96
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (e)	2,041	2,133
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (e)	1,068	1,114
Freddie Mac Pool #SD8480 4.00% 9/1/2054 (e)	325	308
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (e)	2,891	2,959
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (e)	2,620	2,668
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (e)	606	616
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (e)	417	424
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)	7,421	7,651
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)	3,886	4,019
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)	3,707	3,859
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)	3,606	3,753
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)	2,195	2,262
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (e)	275	286
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (e)	181	189
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (e)	79	83
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (e)	130	132
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (e)	6,466	6,139
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)	2,875	2,809
Freddie Mac Pool #SD8473 4.50% 11/1/2054 (e)	— (j)	— (j)
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (e)	6,511	6,608
Freddie Mac Pool #QX0310 5.50% 11/1/2054 (e)	2,798	2,840
Freddie Mac Pool #QX0622 5.50% 11/1/2054 (e)	33	34
Freddie Mac Pool #SD8487 4.00% 12/1/2054 (e)	3,293	3,126
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (e)	6,496	6,485
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (e)	86	87
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (e)	255	268
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (e)	1,743	1,703
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (e)	414	413
Freddie Mac Pool #SL0326 5.00% 2/1/2055 (e)	25	25
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)	1,973	2,027
Freddie Mac Pool #SL0799 5.00% 3/1/2055 (e)	562	561
Freddie Mac Pool #QX8824 6.00% 3/1/2055 (e)	171	176
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (e)	65	67
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)	1,013	1,013
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (e)	1,912	1,965
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)	2,116	2,112
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (e)	1,381	1,401
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (e)	522	536
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)	1,249	1,247
Freddie Mac Pool #QY7451 5.50% 6/1/2055 (e)	56	57
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (e)	1,198	1,245
Freddie Mac Pool #RQ0024 4.00% 7/1/2055 (e)	10,175	9,658
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (e)	416	422
Freddie Mac Pool #RQ0073 4.00% 12/1/2055 (e)	9,486	9,003
Freddie Mac Pool #RQ0082 4.00% 1/1/2056 (e)	2,420	2,297
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.774% 4/25/2042 (d)(e)(f)	4,305	4,414
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (d)(e)(f)	1,416	1,416
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2045 (d)(e)(f)	1,502	1,506

Capital World Bond Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.239% 1/25/2050 (d)(e)(f)	USD5,000	$5,557
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 8.789% 2/25/2050 (d)(e)(f)	1,000	1,104
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.589% 3/25/2050 (d)(e)(f)	1,090	1,323
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 13.989% 8/25/2050 (d)(e)(f)	4,000	5,339
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.389% 9/25/2050 (d)(e)(f)	3,648	4,731
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.702% 10/25/2050 (d)(e)(f)	8,870	12,301
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.274% 11/25/2050 (d)(e)(f)	2,100	2,571
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.524% 12/25/2050 (d)(e)(f)	6,455	7,453
Freedom Mortgage Holdings, LLC 6.875% 5/1/2031 (f)	500	501
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (f)	483	487
Frontier Communications Holdings, LLC 5.875% 11/1/2029	756	766
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (f)	503	512
FS KKR Capital Corp. 6.125% 1/15/2031	375	366
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(f)(i)	522	298
FXI Holdings, Inc. 11.00% 11/15/2030 (f)	893	804
Gabonese (Republic of) 6.625% 2/6/2031	326	254
Gabonese (Republic of) 7.00% 11/24/2031 (f)	790	605
Garda World Security Corp. 8.375% 11/15/2032 (f)	155	158
GC Treasury Center Co., Ltd. 2.98% 3/18/2031	200	182
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(e)(f)	6,032	6,099
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(f)	4,771	4,485
General Electric Co. 4.30% 7/29/2030	1,179	1,189
General Electric Co. 4.90% 1/29/2036	1,388	1,410
General Motors Co. 5.625% 4/15/2030	500	521
General Motors Financial Co., Inc. 2.40% 4/10/2028	6,870	6,620
General Motors Financial Co., Inc. 5.60% 6/18/2031	800	835
General Motors Financial Co., Inc. 5.625% 4/4/2032	194	202
General Motors Financial Co., Inc. 5.45% 9/6/2034	455	462
General Motors Financial Co., Inc. 5.90% 1/7/2035	1,000	1,043
General Motors Financial Co., Inc. 6.15% 7/15/2035	640	675
Genesis Energy, LP 7.75% 2/1/2028	40	40
Genesis Energy, LP 8.25% 1/15/2029	355	372
Genesis Energy, LP 8.875% 4/15/2030	518	547
Genesis Energy, LP 7.875% 5/15/2032	390	407
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	1,400	1,269
Genting New York, LLC 7.25% 10/1/2029 (f)	600	616
GeoPark, Ltd. 5.50% 1/17/2027	7,500	7,079
Georgia (Republic of) 2.75% 4/22/2026 (f)	1,127	1,115
Gilead Sciences, Inc. 5.25% 10/15/2033	2,801	2,944
Gilead Sciences, Inc. 5.55% 10/15/2053	220	219
Global Partners, LP 8.25% 1/15/2032 (f)	105	111
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(f)	3,254	3,128
GOHL Capital, Ltd., 4.25% 1/24/2027	600	595
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (a)	625	615
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (a)	2,320	2,424
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (a)	4,876	4,842
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (e)	209	209
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053 (e)	32,237	32,366
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (e)	4,869	3,634
Gray Media, Inc. 10.50% 7/15/2029 (f)	805	867
Gray Media, Inc. 9.625% 7/15/2032 (f)	715	743
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.123% 6/4/2029 (d)(h)	7	7
Great Canadian Gaming Corp. 8.75% 11/15/2029 (f)	715	723
Greenko Dutch BV 3.85% 3/29/2026	8,918	8,855
Greenko Wind Projects (Mauritius), Ltd. 7.25% 9/27/2028	860	870
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	13,810	14,463
Grifols SA 4.75% 10/15/2028 (f)	700	692
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (f)	2,300	2,280
Harvest Midstream I, LP 7.50% 9/1/2028 (f)	587	596
Harvest Midstream I, LP 7.50% 5/15/2032 (f)	265	276

22	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (d)(e)(f)	USD6,369	$6,383
Herc Holdings, Inc. 7.00% 6/15/2030 (f)	450	474
Herc Holdings, Inc. 7.25% 6/15/2033 (f)	205	218
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027 (e)(f)	2,000	2,010
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(f)	1,689	1,726
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (e)(f)	7,096	7,187
Hightower Holding, LLC 6.75% 4/15/2029 (f)	830	828
Hilcorp Energy I, LP 6.00% 4/15/2030 (f)	660	644
Hilcorp Energy I, LP 8.375% 11/1/2033 (f)	53	54
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (f)	885	848
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (f)	140	141
Home Depot, Inc. 4.85% 6/25/2031	1,625	1,681
Home Depot, Inc. 4.95% 6/25/2034	5,780	5,914
Home Depot, Inc. 5.30% 6/25/2054	1,192	1,141
Honduras (Republic of) 6.25% 1/19/2027	2,882	2,913
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (d)(e)(f)	11,573	12,013
Howard Hughes Corp. (The) 5.375% 8/1/2028 (f)	793	797
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	584	568
Howard Hughes Corp. (The) 4.375% 2/1/2031 (f)	930	886
Howden UK Refinance PLC 7.25% 2/15/2031 (f)	450	464
HPHT Finance 25, Ltd. 5.00% 2/21/2030 (b)	600	611
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	21,000	21,197
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (a)	3,600	3,807
HSBC Holdings PLC 4.95% 3/31/2030	2,300	2,358
HSBC Holdings PLC (USD-SOFR + 1.57%) 3.66% 5/13/2031 (d)	2,000	2,042
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)	6,850	6,873
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	16,134	18,417
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (a)	345	346
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (d)(e)(f)	2,541	2,573
HUB International, Ltd. 7.25% 6/15/2030 (f)	198	208
HUB International, Ltd. 7.375% 1/31/2032 (f)	650	683
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.12% 6/20/2030 (d)(h)	844	850
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (d)(e)(f)	19,089	19,807
Hughes Satellite Systems Corp. 5.25% 8/1/2026	335	320
Hughes Satellite Systems Corp. 6.625% 8/1/2026	779	712
Humana, Inc. 5.375% 4/15/2031	625	646
Humana, Inc. 5.55% 5/1/2035	2,919	2,982
Humana, Inc. 5.75% 4/15/2054	608	575
Humana, Inc. 6.00% 5/1/2055	2,600	2,527
Hungary (Republic of) 5.375% 9/26/2030 (f)	3,910	4,018
Hungary (Republic of) 6.25% 9/22/2032 (f)	760	812
Hungary (Republic of) 5.50% 3/26/2036 (f)	975	975
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	200	235
Hyundai Capital America 1.50% 6/15/2026 (f)	3,387	3,348
Hyundai Capital America 5.60% 3/30/2028 (f)	1,600	1,647
Hyundai Capital America 2.00% 6/15/2028 (f)	2,187	2,076
Hyundai Capital America 5.30% 1/8/2029 (f)	975	1,001
Hyundai Capital America 6.50% 1/16/2029 (f)	853	904
Hyundai Capital America 5.40% 1/8/2031 (f)	234	242
Icahn Enterprises, LP 6.25% 5/15/2026	36	36
Icahn Enterprises, LP 5.25% 5/15/2027	390	385
Icahn Enterprises, LP 4.375% 2/1/2029	175	152
Imperial Brands Finance PLC 5.875% 7/1/2034 (f)	2,500	2,615
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	500	514
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (e)(f)	2,970	2,979
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	280	263
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (f)	2,860	2,954
Ingles Markets, Inc. 4.00% 6/15/2031 (f)	865	822
Intel Corp. 3.05% 8/12/2051	5,135	3,160
Intel Corp. 5.60% 2/21/2054	1,309	1,209
Intercontinental Exchange, Inc. 4.20% 3/15/2031	13,950	13,964
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (f)	123	118
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (f)	55	50
Interstate Power and Light Co. 2.30% 6/1/2030	1,975	1,816
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(f)	1,250	1,477

Capital World Bond Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(f)	USD10,000	$11,890
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.10% 3/15/2042 (d)(e)(f)	21,959	22,014
ION Platform Finance US, Inc. 8.75% 5/1/2029 (f)	1,825	1,851
ION Platform Finance US, Inc. 9.50% 5/30/2029 (f)	1,694	1,717
ION Platform Finance US, Inc. 9.00% 8/1/2029 (f)	500	494
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)	400	380
IQVIA, Inc. 6.50% 5/15/2030 (f)	200	208
IQVIA, Inc. 6.25% 6/1/2032 (f)	380	398
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)	4,650	4,805
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (f)	1,330	1,270
Iron Mountain, Inc. 5.25% 7/15/2030 (f)	757	748
Iron Mountain, Inc. 6.25% 1/15/2033 (f)	110	111
IRV Trust, Series 2025-200P, Class C, 5.73% 3/14/2047 (d)(e)(f)	935	952
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (f)	225	233
Jane Street Group, LLC 7.125% 4/30/2031 (f)	90	95
Jane Street Group, LLC 6.75% 5/1/2033 (f)	1,155	1,206
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (f)	70	74
JH North America Holdings, Inc. 5.875% 1/31/2031 (f)	300	307
JH North America Holdings, Inc. 6.125% 7/31/2032 (f)	235	241
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (a)	3,417	3,486
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (a)	5,355	5,431
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (a)	10,980	9,796
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	6,983	7,329
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (a)	16,904	16,792
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)	1,909	1,940
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 2.44% on 4/22/2050) (a)	4,126	2,811
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.716% 3/20/2032 (d)(h)	571	572
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.716% 3/20/2033 (d)(h)	550	539
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (a)	2,100	2,074
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	2,200	2,272
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (a)(f)	525	542
Kennedy-Wilson, Inc. 4.75% 2/1/2030	885	835
Kenya (Republic of) 9.50% 3/5/2036 (f)	315	337
Kenya (Republic of) 8.25% 2/28/2048	500	473
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	1,345	1,348
Kodiak Gas Services, LLC 7.25% 2/15/2029 (f)	210	219
Korea Electric Power Corp. 4.00% 6/14/2027 (f)	500	501
Korea Electric Power Corp. 4.75% 2/13/2028 (f)	3,705	3,764
Korea Electric Power Corp. 5.125% 4/23/2034	400	414
Korea Gas Corp. 5.00% 7/8/2029 (f)	1,253	1,294
Korea National Oil Corp. 4.625% 3/31/2028 (f)	200	203
Korea National Oil Corp. 4.875% 4/3/2028 (f)	200	204
Korea National Oil Corp. 4.75% 3/31/2030 (f)	200	204
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.293% 12/15/2039 (d)(e)(f)	8,707	8,716
Kuwait (State of) 4.652% 10/9/2035 (f)	455	456
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (e)(f)	1,250	1,272
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (e)(f)	1,493	1,500
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	894	915
Lamar Media Corp. 3.625% 1/15/2031	810	763
Lamar Media Corp. 5.375% 11/1/2033 (f)	180	179
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (f)	290	281
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (f)	245	234
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (f)	1,091	1,076
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (f)	720	762
Legend Fortune, Ltd., Series EMTN, (USD-SOFR Index + 0.60%) 4.615% 8/26/2028 (d)	465	465
Lenovo Group, Ltd. 6.536% 7/27/2032	500	547
Levi Strauss & Co. 3.50% 3/1/2031 (f)	570	533
LG Energy Solution, Ltd. 5.25% 4/2/2028 (f)	200	204
LG Energy Solution, Ltd. 5.375% 4/2/2030 (f)	200	205
LG Energy Solution, Ltd. 5.50% 7/2/2034	200	203
LG Energy Solution, Ltd. 5.875% 4/2/2035	200	207
Light and Wonder International, Inc. 6.25% 10/1/2033 (f)	525	532
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)	105	110

24	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Lithia Motors, Inc. 3.875% 6/1/2029 (f)	USD320	$310
Lithia Motors, Inc. 5.50% 10/1/2030 (f)	225	227
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (f)	820	822
Long Ridge Energy, LLC 8.75% 2/15/2032 (f)	310	330
LYB International Finance III, LLC 5.125% 1/15/2031	163	164
LYB International Finance III, LLC 5.50% 3/1/2034	203	201
LYB International Finance III, LLC 6.15% 5/15/2035	111	114
LYB International Finance III, LLC 5.875% 1/15/2036	1,421	1,415
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (a)	1,574	1,710
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (a)	2,812	2,988
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.155% 7/15/2036 (d)(e)(f)	3,695	3,697
Manappuram Finance, Ltd. 7.375% 5/12/2028	600	613
Mars, Inc. 4.80% 3/1/2030 (f)	2,935	3,000
Mars, Inc. 5.20% 3/1/2035 (f)	7,526	7,738
Mars, Inc. 5.70% 5/1/2055 (f)	10,737	10,703
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	500	511
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	101	92
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	1,000	1,026
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	9,000	9,120
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	1,000	973
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	1,500	1,445
Mastercard, Inc. 4.35% 1/15/2032	1,459	1,467
Mastercard, Inc. 4.875% 5/9/2034	754	773
Mastercard, Inc. 4.55% 1/15/2035	920	921
Matador Resources Co. 6.25% 4/15/2033 (f)	300	302
Medline Borrower, LP 6.25% 4/1/2029 (f)	841	870
Medline Borrower, LP 5.25% 10/1/2029 (f)	445	448
Meiji Yasuda Life Insurance Co. 5.80% 9/11/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.033% on 9/11/2034) (a)(f)	2,000	2,037
Meiji Yasuda Life Insurance Co. 6.10% 6/11/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.911% on 6/11/2035) (a)(f)	2,500	2,595
Meituan 3.05% 10/28/2030 (f)	315	294
Meituan 4.75% 11/5/2032 (f)	370	366
Meituan 5.125% 11/5/2035 (f)	650	644
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (f)	2,607	2,608
Meta Platforms, Inc. 5.50% 11/15/2045	1,802	1,751
Meta Platforms, Inc. 5.625% 11/15/2055	3,870	3,717
Meta Platforms, Inc. 5.75% 11/15/2065	1,853	1,769
MetLife, Inc. 5.30% 12/15/2034	1,000	1,042
MetLife, Inc. 5.00% 7/15/2052	230	210
Metropolitan Life Global Funding I 3.45% 12/18/2026 (f)	810	807
Metropolitan Life Global Funding I 1.875% 1/11/2027 (f)	1,500	1,471
Metropolitan Life Global Funding I 5.05% 1/8/2034 (f)	500	510
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(e)(f)	4,141	4,176
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(e)(f)	878	880
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.466% 3/28/2031 (d)(h)	177	178
Microchip Technology, Inc. 5.05% 3/15/2029	4,425	4,517
Microchip Technology, Inc. 5.05% 2/15/2030	4,765	4,864
Minejesa Capital BV 5.625% 8/10/2037 (f)	300	298
Minejesa Capital BV 5.625% 8/10/2037	200	198
Minera Mexico, SA de CV, 5.625% 2/12/2032 (f)	3,805	3,942
Mineral Resources, Ltd. 8.00% 11/1/2027 (f)	661	676
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	1,060	1,113
Mineral Resources, Ltd. 8.50% 5/1/2030 (f)	100	104
Minerva Luxembourg SA 8.875% 9/13/2033	13,054	14,280
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (f)	10,209	10,147
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	500	497
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (e)(f)	7,007	7,052
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (e)(f)	3,460	3,478
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (e)(f)	2,924	2,940
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (e)(f)	6,618	6,669
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (e)(f)	2,500	2,503
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (f)	197	202
Mitsubishi UFJ Financial Group, Inc. (USD-SOFR + 1.13%) 3.66% 9/12/2031 (d)	500	502
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034) (a)	500	525
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (e)(f)	1,243	1,271

Capital World Bond Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Molina Healthcare, Inc. 4.375% 6/15/2028 (f)	USD490	$482
Molina Healthcare, Inc. 6.25% 1/15/2033 (f)	200	204
Mondelez International, Inc. 4.50% 5/6/2030	2,884	2,920
Mondelez International, Inc. 5.125% 5/6/2035	3,890	3,982
Moog, Inc. 4.25% 12/9/2027 (f)	770	763
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026) (a)	5,386	5,340
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (a)	2,890	2,980
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (a)	10,000	9,969
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (a)	3,936	3,903
Motherson Global Investments BV 5.625% 7/11/2029 (f)	4,125	4,215
Mozambique (Republic of) 9.00% 9/15/2031	1,980	1,698
MPT Operating Partnership, LP 5.00% 10/15/2027	998	967
MPT Operating Partnership, LP 4.625% 8/1/2029	155	130
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)	891	952
MTR Corp. CI, Ltd., 5.625% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 1.457% on 12/24/2035) (a)	5,000	5,273
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.874% 11/25/2053 (d)(e)(f)	1,366	1,409
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.624% 7/25/2054 (d)(e)(f)	4,131	4,189
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.274% 5/25/2055 (d)(e)(f)	2,244	2,256
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.974% 5/25/2055 (d)(e)(f)	2,011	2,020
Murphy Oil Corp. 6.00% 10/1/2032	140	140
Nabors Industries, Inc. 9.125% 1/31/2030 (f)	285	299
Nabors Industries, Inc. 8.875% 8/15/2031 (f)	155	150
Nabors Industries, Inc. 7.625% 11/15/2032 (f)	150	148
Navient Corp. 5.00% 3/15/2027	380	381
Navient Corp. 4.875% 3/15/2028	935	925
Navient Corp. 11.50% 3/15/2031	580	650
Navient Corp. 7.875% 6/15/2032	515	539
Navient Corp. 5.625% 8/1/2033	255	233
NCR Atleos Corp. 9.50% 4/1/2029 (f)	566	615
New Fortress Energy, Inc. 6.50% 9/30/2026 (f)	150	12
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 0% 10/30/2028 (d)(h)	409	174
New York Life Global Funding 1.20% 8/7/2030 (f)	11,090	9,705
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(f)	3,268	3,056
Newell Brands, Inc. 8.50% 6/1/2028 (f)	90	94
Newell Brands, Inc. 6.375% 5/15/2030	175	171
Newell Brands, Inc. 6.625% 5/15/2032	110	107
Newell Brands, Inc. 7.375% 4/1/2036	395	371
Newell Brands, Inc. 7.50% 4/1/2046	150	125
Nexstar Media, Inc. 5.625% 7/15/2027 (f)	605	609
Nexstar Media, Inc. 4.75% 11/1/2028 (f)	1,037	1,030
NFE Financing, LLC 12.00% 11/15/2029 (f)(k)	5,407	1,568
Nickel Industries, Ltd. 9.00% 9/30/2030 (f)	9,315	9,670
Nigeria (Republic of) 10.375% 12/9/2034	550	654
Nigeria (Republic of) 8.631% 1/13/2036 (f)	200	215
Nigeria (Republic of) 8.25% 9/28/2051	670	659
Nippon Life Insurance Co. 6.50% 4/30/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.189% on 4/30/2035) (a)(f)	1,184	1,276
Nissan Motor Acceptance Corp. 2.45% 9/15/2028 (f)	500	465
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (f)	650	683
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (f)	750	797
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	435	463
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (e)(f)	2,990	3,002
Nomura Holdings, Inc. 5.783% 7/3/2034	1,462	1,546
Norfolk Southern Corp. 4.45% 3/1/2033	707	705
Norfolk Southern Corp. 5.10% 5/1/2035	2,154	2,207
Norfolk Southern Corp. 5.35% 8/1/2054	1,257	1,202
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (f)	10	10
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (f)	755	736
Northern States Power Co. 5.05% 5/15/2035	2,300	2,345
NOVA Chemicals Corp. 5.25% 6/1/2027 (f)	300	303
NOVA Chemicals Corp. 9.00% 2/15/2030 (f)	575	615
NOVA Chemicals Corp. 7.00% 12/1/2031 (f)	230	246
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(e)(f)	2,518	2,548

26	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
NuStar Logistics, LP 5.625% 4/28/2027	USD630	$639
Occidental Petroleum Corp. 6.60% 3/15/2046	380	394
Occidental Petroleum Corp. 6.05% 10/1/2054	1,095	1,048
OCP SA 3.75% 6/23/2031	3,400	3,187
Oleoducto Central SA 4.00% 7/14/2027	1,598	1,578
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(f)	1,780	1,804
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (e)(f)	3,192	3,242
OneMain Finance Corp. 6.125% 5/15/2030	218	223
OneMain Finance Corp. 7.125% 9/15/2032	385	400
OneMain Finance Corp. 6.50% 3/15/2033	230	233
OneMain Finance Corp. 6.75% 9/15/2033	165	167
OneSky Flight, LLC 8.875% 12/15/2029 (f)	15	16
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(e)(f)	4,047	4,085
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(e)(f)	8,161	8,259
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(e)(f)	13,212	13,352
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(e)(f)	8,225	8,299
Ontario (Province of) 3.90% 9/4/2030	890	891
Opal Bidco SAS 6.50% 3/31/2032 (f)	335	343
Oracle Corp. 3.25% 11/15/2027	4	4
Oracle Corp. 4.45% 9/26/2030	3,350	3,278
Oracle Corp. 5.50% 8/3/2035	1,778	1,743
Oracle Corp. 5.20% 9/26/2035	1,925	1,845
Oracle Corp. 6.00% 8/3/2055	4,050	3,575
Oracle Corp. 5.95% 9/26/2055	575	510
Osaic Holdings, Inc. 6.75% 8/1/2032 (f)	195	204
Osaic Holdings, Inc. 8.00% 8/1/2033 (f)	299	313
Osaic Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.595% 7/30/2032 (d)(h)	375	377
Owens & Minor, Inc. 4.50% 3/31/2029 (f)	245	167
Owens & Minor, Inc. 6.625% 4/1/2030 (f)	748	478
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (e)(f)	1,000	1,003
Pacific Gas and Electric Co. 3.00% 6/15/2028	7,820	7,586
Pacific Gas and Electric Co. 2.50% 2/1/2031	1,228	1,107
Pacific Gas and Electric Co. 4.40% 3/1/2032	1,682	1,642
Pacific Gas and Electric Co. 6.40% 6/15/2033	600	648
Pacific Gas and Electric Co. 5.80% 5/15/2034	925	961
Pacific Gas and Electric Co. 6.00% 8/15/2035	9,649	10,148
Pacific Gas and Electric Co. 3.30% 8/1/2040	125	95
Pacific Gas and Electric Co. 4.95% 7/1/2050	8,527	7,217
Pacific Gas and Electric Co. 3.50% 8/1/2050	5,728	3,870
Pacific Gas and Electric Co. 5.90% 10/1/2054	200	193
Pacific Gas and Electric Co. 6.10% 10/15/2055	240	236
PacifiCorp 4.15% 2/15/2050	125	93
PacifiCorp 2.90% 6/15/2052	375	220
PacifiCorp 5.35% 12/1/2053	1,385	1,218
PacifiCorp 5.50% 5/15/2054	3,549	3,174
PacifiCorp 5.80% 1/15/2055	5,537	5,171
Pagaya US Holding Co., LLC 8.875% 8/1/2030 (f)	475	415
Panama (Republic of) 7.50% 3/1/2031	17,620	19,578
Panama (Republic of) 2.252% 9/29/2032	1,480	1,226
Panama (Republic of) 8.00% 3/1/2038	2,420	2,832
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (f)	795	824
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (f)	380	381
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (f)	320	313
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (f)	195	201
Parker-Hannifin Corp. 3.25% 6/14/2029	70	68
Party City Holdings, Inc. 0% 8/27/2030 (g)	179	4
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (e)(f)	3,623	3,647
Pebblebrook Hotel, LP 6.375% 10/15/2029 (f)	500	514
PECO Energy Co. 4.875% 9/15/2035	3,230	3,262
PECO Energy Co. 5.65% 9/15/2055	1,870	1,864
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (f)	380	398
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.69% 2/1/2028 (d)(h)	334	311
Performance Food Group, Inc. 5.50% 10/15/2027 (f)	395	396
Performance Food Group, Inc. 4.25% 8/1/2029 (f)	500	491
Performance Food Group, Inc. 6.125% 9/15/2032 (f)	225	232
Permian Resources Operating, LLC 8.00% 4/15/2027 (f)	225	229
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)	209	225

Capital World Bond Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Permian Resources Operating, LLC 7.00% 1/15/2032 (f)	USD300	$314
Permian Resources Operating, LLC 6.25% 2/1/2033 (f)	814	835
Peroton Corp., Term Loan B, (3-month USD CME Term SOFR + 7.85%) 11.672% 2/1/2029 (d)(h)	310	246
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	260	253
Peru (Republic of) 8.75% 11/21/2033	830	1,048
Peru (Republic of) 5.50% 3/30/2036	1,150	1,174
Peru (Republic of) 3.60% 1/15/2072	1,100	701
Petrobras Global Finance BV 5.125% 9/10/2030	750	736
Petroleos Mexicanos 8.75% 6/2/2029	330	354
Petroleos Mexicanos 6.84% 1/23/2030	124,095	126,096
Petroleos Mexicanos 5.95% 1/28/2031	800	775
Petroleos Mexicanos 6.75% 9/21/2047	26	21
Petroleos Mexicanos 7.69% 1/23/2050	610	547
Petroleos Mexicanos 6.95% 1/28/2060	209	170
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (f)	365	356
PETRONAS Capital, Ltd. 4.95% 1/3/2031 (f)	2,745	2,835
PETRONAS Capital, Ltd. 2.48% 1/28/2032	200	180
PETRONAS Capital, Ltd. 5.34% 4/3/2035 (f)	2,450	2,549
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (f)	400	353
PETRONAS Capital, Ltd. 5.848% 4/3/2055	300	314
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	9,577	9,681
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	3,436	3,256
PG&E Corp. 5.00% 7/1/2028	660	660
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)	970	1,011
Philip Morris International, Inc. 5.125% 2/13/2031	238	247
Philip Morris International, Inc. 4.75% 11/1/2031	609	622
Philip Morris International, Inc. 5.75% 11/17/2032	9,986	10,690
Philip Morris International, Inc. 5.375% 2/15/2033	9,870	10,327
Philip Morris International, Inc. 5.625% 9/7/2033	1,000	1,062
Philip Morris International, Inc. 5.25% 2/13/2034	1,000	1,034
Philip Morris International, Inc. 4.90% 11/1/2034	7,303	7,365
Philip Morris International, Inc. 4.625% 10/29/2035	947	927
Philippines (Republic of) 6.375% 10/23/2034	2,320	2,609
Piedmont Operating Partnership, LP 5.625% 1/15/2033	649	656
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (e)(f)	244	245
PLDT, Inc. 2.50% 1/23/2031	380	348
PLDT, Inc. 3.45% 6/23/2050	200	144
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (a)	4,055	4,591
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	1,175	1,239
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (a)	3,582	3,737
POSCO 4.875% 1/23/2027 (f)	2,260	2,277
POSCO 5.75% 1/17/2028 (f)	305	315
POSCO Holdings, Inc. 5.75% 5/7/2035	400	420
Post Holdings, Inc. 4.625% 4/15/2030 (f)	535	521
Post Holdings, Inc. 6.25% 2/15/2032 (f)	833	857
Post Holdings, Inc. 6.50% 3/15/2036 (f)	435	436
Prestige Brands, Inc. 5.125% 1/15/2028 (f)	60	60
Prestige Brands, Inc. 3.75% 4/1/2031 (f)	800	750
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (e)(f)	184	176
Prologis, LP 4.75% 6/15/2033	1,362	1,376
Prologis, LP 5.00% 3/15/2034	185	189
Prologis, LP 5.00% 1/31/2035	1,138	1,154
Prologis, LP 5.25% 6/15/2053	74	71
Prologis, LP 5.25% 3/15/2054	70	67
Province of Ontario 4.45% 11/20/2035	500	498
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(e)(f)	1,954	1,894
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (a)	28,770	28,155
PT Freeport Indonesia 4.763% 4/14/2027	200	201
PT Freeport Indonesia 5.315% 4/14/2032	200	204
PT Freeport Indonesia 6.20% 4/14/2052	200	204
PT Krakatau Posco 6.375% 6/11/2027	200	204
PT Krakatau Posco 6.375% 6/11/2029	200	207
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027 (f)	230	225
Public Service Electric and Gas Co. 4.90% 8/15/2035	6,941	7,008
Public Service Electric and Gas Co. 5.50% 3/1/2055	2,569	2,523
Qatar Energy 3.125% 7/12/2041 (f)	16,050	12,377

28	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Quikrete Holdings, Inc. 6.375% 3/1/2032 (f)	USD115	$120
Quikrete Holdings, Inc. 6.75% 3/1/2033 (f)	250	261
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (f)(i)	1,300	1,253
Radiology Partners, Inc. 8.50% 7/15/2032 (f)	805	842
Raizen Fuels Finance SA 6.45% 3/5/2034 (f)	7,050	5,755
Raizen Fuels Finance SA 6.95% 3/5/2054 (f)	935	714
Range Resources Corp. 4.75% 2/15/2030 (f)	465	459
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	5,949	5,311
Reliance Industries, Ltd. 6.25% 10/19/2040	250	278
Reliance Industries, Ltd. 3.625% 1/12/2052	250	183
Repsol E&P Capital Markets US, LLC 5.204% 9/16/2030 (f)	4,674	4,742
RHP Hotel Properties, LP 7.25% 7/15/2028 (f)	391	403
RHP Hotel Properties, LP 4.50% 2/15/2029 (f)	560	555
RHP Hotel Properties, LP 6.50% 6/15/2033 (f)	85	89
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,355	1,397
RLJ Lodging Trust, LP 3.75% 7/1/2026 (f)	40	40
RLJ Lodging Trust, LP 4.00% 9/15/2029 (f)	440	418
Roche Holdings, Inc. 4.592% 9/9/2034 (f)	2,500	2,495
Romania (Republic of) 7.625% 1/17/2053 (f)	346	381
Roper Technologies, Inc. 4.45% 9/15/2030	2,000	2,010
Roper Technologies, Inc. 4.75% 2/15/2032	1,000	1,011
Roper Technologies, Inc. 4.90% 10/15/2034	2,675	2,670
Roper Technologies, Inc. 5.10% 9/15/2035	8,845	8,916
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	12,050	12,412
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR Index + 1.13% on 5/2/2030) (a)	4,083	4,177
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (a)	5,402	5,474
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (f)	325	336
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (f)	450	463
RTX Corp. 5.00% 2/27/2026	250	250
RTX Corp. 5.75% 11/8/2026	1,000	1,014
RTX Corp. 3.125% 5/4/2027	250	247
RTX Corp. 5.75% 1/15/2029	1,500	1,571
RTX Corp. 6.00% 3/15/2031	708	763
RTX Corp. 1.90% 9/1/2031	722	634
RTX Corp. 6.10% 3/15/2034	1,478	1,618
RTX Corp. 2.82% 9/1/2051	750	468
RTX Corp. 3.03% 3/15/2052	500	326
RTX Corp. 5.375% 2/27/2053	1,000	966
RTX Corp. 6.40% 3/15/2054	602	663
Sabre GLBL, Inc. 11.125% 7/15/2030 (f)	265	220
Sally Holdings, LLC 6.75% 3/1/2032	560	585
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (a)(i)	24,645	24,993
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (a)(f)(i)	3,137	3,181
San Miguel Global Power Holdings Corp. 5.45% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.155% on 12/9/2026) (a)	1,230	1,207
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (a)	5,600	5,761
Sands China, Ltd. 3.80% 1/8/2026	1,000	1,000
Sands China, Ltd. 5.40% 8/8/2028	22,220	22,658
Sands China, Ltd. 4.375% 6/18/2030	200	198
Sands China, Ltd. 3.25% 8/8/2031	1,000	925
Santander Holdings USA, Inc. 3.244% 10/5/2026	7,197	7,154
Saskatchewan (Province of) 3.25% 6/8/2027	1,073	1,066
Sasol Financing USA, LLC 8.75% 5/3/2029 (b)	8,350	8,508
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	204
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (f)	295	291
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	2,510	2,491
Saudi Arabia (Kingdom of) 4.875% 7/18/2033 (f)	595	605
Saudi Arabia (Kingdom of) 5.625% 1/13/2035 (f)	1,580	1,677
Saudi Arabia (Kingdom of) 4.875% 9/9/2035 (f)	3,095	3,109
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	205	203
Saudi Arabian Oil Co. 5.25% 7/17/2034 (f)	1,695	1,747
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (e)(f)	9,743	9,957
Science Applications International Corp. 5.875% 11/1/2033 (f)	110	112
Scientific Games Holdings, LP 6.625% 3/1/2030 (f)	70	62
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (f)	360	361
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (f)	860	864
Seadrill Finance, Ltd. 8.375% 8/1/2030 (f)	550	572

Capital World Bond Fund	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Sealed Air Corp. 6.50% 7/15/2032 (f)	USD790	$821
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (e)(f)	420	423
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (e)(f)	3,655	3,688
Senegal (Republic of) 6.25% 5/23/2033	570	333
Sensata Technologies BV 4.00% 4/15/2029 (f)	620	608
Sensata Technologies, Inc. 3.75% 2/15/2031 (f)	160	150
Serbia (Republic of) 6.25% 5/26/2028 (f)	1,962	2,037
Serbia (Republic of) 6.50% 9/26/2033 (f)	1,378	1,478
Service Corp. International 5.75% 10/15/2032	225	229
Service Properties Trust 4.95% 2/15/2027	254	255
Service Properties Trust 0% 9/30/2027 (f)	210	190
Service Properties Trust 3.95% 1/15/2028	340	321
Service Properties Trust 8.375% 6/15/2029	827	832
Service Properties Trust 4.95% 10/1/2029	567	495
Service Properties Trust 4.375% 2/15/2030	1,302	1,104
Service Properties Trust 8.625% 11/15/2031 (f)	1,569	1,651
Service Properties Trust 8.875% 6/15/2032	525	518
ServiceNow, Inc. 1.40% 9/1/2030	4,324	3,812
Shell Finance US, Inc. 3.00% 11/26/2051 (f)	2,500	1,610
Sherwin-Williams Co. 4.50% 8/15/2030	4,000	4,042
Sherwin-Williams Co. 5.15% 8/15/2035	2,069	2,107
Shift4 Payments, LLC 6.75% 8/15/2032 (f)	365	377
Siemens Funding BV 5.80% 5/28/2055 (f)	1,752	1,836
Simon Property Group, LP 5.125% 10/1/2035	3,452	3,506
Sirius XM Radio, LLC 3.125% 9/1/2026 (f)	250	249
Sirius XM Radio, LLC 5.00% 8/1/2027 (f)	200	201
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	1,000	979
Sirius XM Radio, LLC 4.125% 7/1/2030 (f)	1,019	970
Sirius XM Radio, LLC 3.875% 9/1/2031 (f)	2,106	1,941
SK hynix, Inc. 1.50% 1/19/2026 (f)	252	252
SK hynix, Inc. 2.375% 1/19/2031 (f)	294	267
SK hynix, Inc. 6.50% 1/17/2033	400	441
Snap, Inc. 6.875% 3/1/2033 (f)	520	539
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (f)	350	353
Sonic Automotive, Inc. 4.625% 11/15/2029 (f)	400	393
Sonic Automotive, Inc. 4.875% 11/15/2031 (f)	630	611
South Africa (Republic of) 4.30% 10/12/2028	1,034	1,030
South Africa (Republic of) 5.875% 6/22/2030	1,120	1,161
South Africa (Republic of) 5.375% 7/24/2044	800	684
South Africa (Republic of) 7.25% 12/11/2055 (f)	290	288
Southern California Edison Co. 5.45% 3/1/2035	3,710	3,764
Southern California Edison Co. 2.95% 2/1/2051	5,801	3,543
Southern California Edison Co. 3.45% 2/1/2052	5,022	3,342
Southern California Edison Co. 5.75% 4/15/2054	3,981	3,750
Southern California Edison Co. 5.90% 3/1/2055	3,000	2,900
Southern California Edison Co. 6.20% 9/15/2055	1,188	1,198
Southern Co. (The) 4.85% 3/15/2035	2,019	1,995
Southwestern Electric Power Co. 3.25% 11/1/2051	675	446
Standard Building Solutions, Inc. 6.25% 8/1/2033 (f)	295	302
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (a)(f)	10,040	10,349
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (a)(f)	3,500	3,518
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (a)	1,200	1,206
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (a)(f)	6,796	7,178
Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031) (a)(f)	957	887
Standard Chartered PLC, 5.545% 1/21/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.05% on 1/21/2028) (a)(f)	3,000	3,081
Starbucks Corp. 4.80% 5/15/2030	4,280	4,370
Starbucks Corp. 5.00% 2/15/2034	540	552
Starbucks Corp. 5.40% 5/15/2035	2,606	2,711
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (d)(e)(f)	1,334	1,336
Starwood Property Trust, Inc. 5.25% 10/15/2028 (f)	625	632
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,760	3,302
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	2,124	2,175

30	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Station Casinos, LLC 6.625% 3/15/2032 (f)	USD205	$211
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.905% 7/15/2032 (d)(e)(f)	3,930	3,922
Stillwater Mining Co. 4.00% 11/16/2026 (b)	9,642	9,580
Stryker Corp. 4.85% 2/10/2030	3,191	3,278
Stryker Corp. 5.20% 2/10/2035	2,700	2,774
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (f)	235	214
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (f)	370	384
Sunoco, LP 7.00% 5/1/2029 (f)	195	203
Sunoco, LP 4.50% 5/15/2029	1,375	1,351
Sunoco, LP 4.50% 4/30/2030	160	156
Sunoco, LP 5.625% 3/15/2031 (f)	140	141
Sunoco, LP 6.25% 7/1/2033 (f)	275	282
Sunoco, LP 5.875% 3/15/2034 (f)	145	145
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(f)	405	416
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (f)	625	633
Surgery Center Holdings, Inc., Term Loan, (1-month USD CME Term SOFR + 2.50%) 6.216% 12/19/2030 (d)(h)	88	89
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (d)(e)(f)	41,079	40,760
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (a)(f)	1,400	1,412
Synergy Infrastructure Holdings, LLC 7.875% 12/1/2030 (f)	150	156
Synopsys, Inc. 4.85% 4/1/2030	6,075	6,207
Synopsys, Inc. 5.00% 4/1/2032	3,050	3,119
Synopsys, Inc. 5.15% 4/1/2035	9,565	9,725
Synopsys, Inc. 5.70% 4/1/2055	4,741	4,708
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	4,510	4,596
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	327	331
Talen Energy Supply, LLC 8.625% 6/1/2030 (f)	1,270	1,345
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.353% 5/17/2030 (d)(h)	419	421
Talos Production, Inc. 9.00% 2/1/2029 (f)	850	886
Talos Production, Inc. 9.375% 2/1/2031 (f)	620	648
Tencent Holdings, Ltd. 3.975% 4/11/2029	250	250
Tencent Holdings, Ltd. 2.39% 6/3/2030 (f)	300	281
Tencent Holdings, Ltd. 3.68% 4/22/2041	300	253
Tencent Holdings, Ltd. 3.84% 4/22/2051	300	238
Tenet Healthcare Corp. 5.125% 11/1/2027	55	55
Tenet Healthcare Corp. 6.75% 5/15/2031	720	750
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	6,700	6,638
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	1,220	1,235
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	210
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	855	648
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200	208
Texas Combined Tirz I, LLC 0% 12/7/2062 (f)(g)	98	98
Texas Instruments, Inc. 5.10% 5/23/2035	4,700	4,848
TGS ASA 8.50% 1/15/2030 (f)	435	456
Thermo Fisher Scientific, Inc. (The) 4.794% 10/7/2035	2,019	2,026
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	6,634	6,530
TNB Global Ventures Capital Bhd 3.244% 10/19/2026	500	497
TopBuild Corp. 5.625% 1/31/2034 (f)	205	207
TotalEnergies Capital International SA 2.829% 1/10/2030	3,500	3,353
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.03% 7/25/2065 (d)(e)(f)	912	921
TransDigm, Inc. 4.625% 1/15/2029	260	259
TransDigm, Inc. 6.375% 3/1/2029 (f)	300	310
TransDigm, Inc. 4.875% 5/1/2029	500	499
TransDigm, Inc. 6.875% 12/15/2030 (f)	135	141
TransDigm, Inc. 6.625% 3/1/2032 (f)	275	286
TransDigm, Inc. 6.375% 5/31/2033 (f)	380	390
TransDigm, Inc. 6.25% 1/31/2034 (f)	535	555
TransDigm, Inc. 6.75% 1/31/2034 (f)	755	787
Transocean Aquila, Ltd. 8.00% 9/30/2028 (f)	54	56
Transocean International, Ltd. 8.75% 2/15/2030 (f)	277	290
Transocean International, Ltd. 7.875% 10/15/2032 (f)	185	194
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (f)	973	994
Transocean, Inc. 8.25% 5/15/2029 (f)	185	187
Transocean, Inc. 8.50% 5/15/2031 (f)	415	411
Transocean, Inc. 6.80% 3/15/2038	625	538

Capital World Bond Fund	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Travelers Cos., Inc. 5.05% 7/24/2035	USD383	$390
Travelers Cos., Inc. 5.70% 7/24/2055	626	640
TreeHouse Foods, Inc. 4.00% 9/1/2028	430	429
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (f)(g)	600	600
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (e)(f)	1,467	1,472
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (e)(f)	317	318
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (e)(f)	3,209	3,191
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (f)	500	513
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.084% 1/20/2032 (d)(e)(f)	312	312
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (a)	1,484	1,525
Turkey (Republic of) 7.125% 7/17/2032	8,960	9,489
Turkey (Republic of), Series 30Y, 6.00% 1/14/2041	2,240	2,026
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(f)	3,359	3,377
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (e)(f)	593	596
U.S. Treasury 4.25% 1/31/2026	11,091	11,094
U.S. Treasury 0.75% 3/31/2026	2,000	1,987
U.S. Treasury 2.25% 3/31/2026	25	25
U.S. Treasury 0.75% 4/30/2026	1,156	1,145
U.S. Treasury 4.875% 4/30/2026	28,655	28,776
U.S. Treasury 3.625% 5/15/2026	85	85
U.S. Treasury 4.375% 7/31/2026	1,900	1,909
U.S. Treasury 4.625% 9/15/2026	3,840	3,869
U.S. Treasury 1.125% 10/31/2026	1,550	1,519
U.S. Treasury 4.125% 10/31/2026	19,900	19,986
U.S. Treasury 2.00% 11/15/2026	1,500	1,480
U.S. Treasury 4.625% 11/15/2026	3,000	3,027
U.S. Treasury 1.625% 11/30/2026	25	25
U.S. Treasury 4.375% 12/15/2026	3,201	3,227
U.S. Treasury 4.25% 12/31/2026	3,000	3,021
U.S. Treasury 4.00% 1/15/2027	22	22
U.S. Treasury 2.25% 2/15/2027	4,550	4,487
U.S. Treasury 2.50% 3/31/2027	3,852	3,806
U.S. Treasury 4.50% 4/15/2027	1,547	1,566
U.S. Treasury 2.375% 5/15/2027	2,160	2,128
U.S. Treasury 2.625% 5/31/2027	2,170	2,144
U.S. Treasury 3.875% 5/31/2027	5,000	5,026
U.S. Treasury 3.75% 6/30/2027	13,833	13,887
U.S. Treasury 4.375% 7/15/2027	1,096	1,111
U.S. Treasury 2.75% 7/31/2027	3,900	3,856
U.S. Treasury 3.625% 8/31/2027 (l)	176,500	176,886
U.S. Treasury 3.375% 9/15/2027	1,500	1,497
U.S. Treasury 3.50% 9/30/2027	4,527	4,528
U.S. Treasury 4.125% 9/30/2027	14,282	14,436
U.S. Treasury 3.375% 11/30/2027	597	596
U.S. Treasury 3.875% 11/30/2027	5,250	5,288
U.S. Treasury 4.00% 12/15/2027	23,326	23,554
U.S. Treasury 3.375% 12/31/2027	11,811	11,788
U.S. Treasury 2.75% 2/15/2028	310	305
U.S. Treasury 1.125% 2/29/2028	8,937	8,502
U.S. Treasury 4.00% 2/29/2028	3,685	3,724
U.S. Treasury 1.25% 3/31/2028	1,244	1,184
U.S. Treasury 3.625% 3/31/2028	— (j)	— (j)
U.S. Treasury 1.25% 5/31/2028	1,715	1,626
U.S. Treasury 3.625% 5/31/2028	350	351
U.S. Treasury 2.875% 8/15/2028	1,030	1,014
U.S. Treasury 1.125% 8/31/2028	10,000	9,395
U.S. Treasury 4.375% 8/31/2028	7,970	8,139
U.S. Treasury 1.25% 9/30/2028	3,000	2,822
U.S. Treasury 3.50% 11/15/2028	410	410
U.S. Treasury 3.50% 12/15/2028	2,390	2,388
U.S. Treasury 4.625% 4/30/2029	54,662	56,438
U.S. Treasury 4.50% 5/31/2029	1,450	1,492
U.S. Treasury 3.25% 6/30/2029	1,700	1,681
U.S. Treasury 4.25% 6/30/2029	424	433
U.S. Treasury 4.125% 10/31/2029	18,228	18,543
U.S. Treasury 4.125% 11/30/2029	5,919	6,022
U.S. Treasury 3.875% 12/31/2029	2,000	2,017
U.S. Treasury 1.50% 2/15/2030	240	220

32	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
U.S. Treasury 3.875% 4/30/2030	USD1,144	$1,153
U.S. Treasury 0.625% 5/15/2030	17,634	15,479
U.S. Treasury 3.75% 5/31/2030	11,114	11,143
U.S. Treasury 3.875% 6/30/2030 (l)	162,257	163,493
U.S. Treasury 0.625% 8/15/2030	20	17
U.S. Treasury 3.625% 8/31/2030	10,002	9,968
U.S. Treasury 3.625% 9/30/2030	1,752	1,746
U.S. Treasury 4.625% 9/30/2030	2,880	2,994
U.S. Treasury 3.50% 11/30/2030	505	500
U.S. Treasury 4.375% 11/30/2030	7,800	8,027
U.S. Treasury 3.625% 12/31/2030	6,044	6,017
U.S. Treasury 4.25% 2/28/2031	1,900	1,944
U.S. Treasury 4.125% 3/31/2031	1,900	1,933
U.S. Treasury 1.625% 5/15/2031	2,810	2,518
U.S. Treasury 1.25% 8/15/2031	1,114	971
U.S. Treasury 4.125% 10/31/2031	768	780
U.S. Treasury 1.375% 11/15/2031	2,800	2,440
U.S. Treasury 4.125% 11/30/2031	2,270	2,305
U.S. Treasury 2.875% 5/15/2032	4,279	4,036
U.S. Treasury 4.00% 7/31/2032	2,305	2,319
U.S. Treasury 3.875% 9/30/2032	750	748
U.S. Treasury 3.75% 11/30/2032	376	371
U.S. Treasury 3.875% 8/15/2033 (l)	38,198	37,906
U.S. Treasury 4.50% 11/15/2033	1,053	1,088
U.S. Treasury 4.375% 5/15/2034 (l)	32,438	33,179
U.S. Treasury 3.875% 8/15/2034	3,369	3,320
U.S. Treasury 4.25% 11/15/2034 (l)	11,185	11,311
U.S. Treasury 4.25% 8/15/2035	1,070	1,079
U.S. Treasury 4.00% 11/15/2035 (l)	68,617	67,684
U.S. Treasury 4.50% 8/15/2039	2,270	2,277
U.S. Treasury 4.375% 11/15/2039	1,000	988
U.S. Treasury 4.625% 2/15/2040	250	253
U.S. Treasury 1.125% 8/15/2040	2,473	1,557
U.S. Treasury 1.875% 2/15/2041	11,036	7,723
U.S. Treasury 2.25% 5/15/2041	7,922	5,838
U.S. Treasury 1.75% 8/15/2041	9,093	6,148
U.S. Treasury 2.00% 11/15/2041	669	468
U.S. Treasury 3.125% 11/15/2041	100	83
U.S. Treasury 2.375% 2/15/2042	1,803	1,330
U.S. Treasury 3.25% 5/15/2042	4,936	4,125
U.S. Treasury 2.75% 8/15/2042	100	77
U.S. Treasury 2.75% 11/15/2042	1,480	1,140
U.S. Treasury 4.00% 11/15/2042	245	225
U.S. Treasury 3.875% 2/15/2043	160	144
U.S. Treasury 2.875% 5/15/2043	3,120	2,426
U.S. Treasury 3.875% 5/15/2043	11,170	10,036
U.S. Treasury 4.375% 8/15/2043	111	106
U.S. Treasury 4.75% 11/15/2043	670	671
U.S. Treasury 4.50% 2/15/2044	2,499	2,421
U.S. Treasury 3.375% 5/15/2044	1,550	1,282
U.S. Treasury 2.50% 2/15/2045	3,150	2,235
U.S. Treasury 4.75% 2/15/2045	1,167	1,162
U.S. Treasury 3.00% 5/15/2045	30	23
U.S. Treasury 4.875% 8/15/2045	359	363
U.S. Treasury 4.625% 11/15/2045	180	176
U.S. Treasury 2.50% 2/15/2046	2,510	1,751
U.S. Treasury 2.75% 8/15/2047	3,455	2,473
U.S. Treasury 3.00% 2/15/2048	673	502
U.S. Treasury 3.125% 5/15/2048	800	609
U.S. Treasury 3.00% 8/15/2048	896	665
U.S. Treasury 2.25% 8/15/2049	256	161
U.S. Treasury 2.375% 11/15/2049	258	166
U.S. Treasury 2.00% 2/15/2050	20,560	12,085
U.S. Treasury 1.25% 5/15/2050	12,110	5,813
U.S. Treasury 1.375% 8/15/2050	1,835	905
U.S. Treasury 1.875% 2/15/2051	1,762	987
U.S. Treasury 2.375% 5/15/2051	2,239	1,415
U.S. Treasury 2.00% 8/15/2051	37,600	21,595

Capital World Bond Fund	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
U.S. Treasury 1.875% 11/15/2051	USD2,099	$1,164
U.S. Treasury 2.25% 2/15/2052	45,870	27,904
U.S. Treasury 2.875% 5/15/2052	3,157	2,212
U.S. Treasury 3.00% 8/15/2052	1,843	1,323
U.S. Treasury 4.00% 11/15/2052	5,190	4,511
U.S. Treasury 3.625% 2/15/2053	383	311
U.S. Treasury 3.625% 5/15/2053	5,547	4,497
U.S. Treasury 4.125% 8/15/2053	300	266
U.S. Treasury 4.75% 11/15/2053	2,087	2,052
U.S. Treasury 4.25% 2/15/2054	3,025	2,741
U.S. Treasury 4.625% 5/15/2054	24,131	23,287
U.S. Treasury 4.25% 8/15/2054	626	567
U.S. Treasury 4.50% 11/15/2054	1,367	1,292
U.S. Treasury 4.75% 5/15/2055 (l)	12,111	11,928
U.S. Treasury 4.75% 8/15/2055	7,701	7,588
U.S. Treasury 4.625% 11/15/2055	2,026	1,956
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	18,333	9,909
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)(l)	21,647	19,471
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)(l)	41,979	39,851
Uber Technologies, Inc. 4.50% 8/15/2029 (f)	225	225
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (a)(f)	3,799	3,779
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(f)	2,000	2,069
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (a)(f)	4,000	3,963
UKG, Inc. 6.875% 2/1/2031 (f)	1,282	1,319
UniCredit SpA 5.459% 6/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.75% on 6/30/2030) (a)(f)	16,050	16,370
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (e)(m)	54,040	43,696
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (e)(m)	342	316
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (e)(m)	5,645	5,355
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (e)(m)	21,152	20,652
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (e)(m)	752	782
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (e)(m)	24,783	22,836
Uniform Mortgage-Backed Security 4.00% 2/1/2056 (e)(m)	30,357	28,780
Union Pacific Corp. 5.10% 2/20/2035	4,762	4,916
Union Pacific Corp. 4.30% 3/1/2049	1,550	1,287
Unisys Corp. 10.625% 1/15/2031 (f)	431	442
United Mexican States 5.375% 3/22/2033	6,160	6,126
United Mexican States 4.875% 5/19/2033	210	202
United Mexican States 6.00% 5/7/2036	420	427
United Mexican States 6.875% 5/13/2037	3,025	3,235
United Mexican States 6.625% 1/29/2038	640	669
United Mexican States 6.338% 5/4/2053	3,120	2,982
United Mexican States 6.40% 5/7/2054	910	877
United Mexican States 7.375% 5/13/2055	1,110	1,199
United Mexican States 3.771% 5/24/2061	1,300	805
United Mexican States 3.75% 4/19/2071	1,260	747
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.466% 5/1/2031 (d)(h)	597	601
United Rentals (North America), Inc. 3.875% 2/15/2031	840	802
United Rentals (North America), Inc. 6.125% 3/15/2034 (f)	100	104
UnitedHealth Group, Inc. 5.15% 7/15/2034	1,917	1,964
UnitedHealth Group, Inc. 5.30% 6/15/2035	12,100	12,533
UnitedHealth Group, Inc. 5.625% 7/15/2054	5,493	5,394
UnitedHealth Group, Inc. 5.95% 6/15/2055	3,725	3,828
Universal Entertainment Corp. 9.875% 8/1/2029 (f)	400	393
Univision Communications, Inc. 8.00% 8/15/2028 (f)	290	301
Univision Communications, Inc. 4.50% 5/1/2029 (f)	1,775	1,706
Univision Communications, Inc. 7.375% 6/30/2030 (f)	510	520
Univision Communications, Inc. 9.375% 8/1/2032 (f)	750	807
US Foods, Inc. 4.625% 6/1/2030 (f)	585	578
USA Compression Partners, LP 6.25% 10/1/2033 (f)	150	152
USI, Inc. 7.50% 1/15/2032 (f)	200	210
Vail Resorts, Inc. 5.625% 7/15/2030 (f)	200	204
Vail Resorts, Inc. 6.50% 5/15/2032 (f)	325	337
Vale Overseas, Ltd. 3.75% 7/8/2030	5	5
Vale Overseas, Ltd. 6.40% 6/28/2054	2,085	2,130
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(f)	1,240	1,242

34	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Valvoline, Inc. 3.625% 6/15/2031 (f)	USD758	$697
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (f)	200	208
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.00% PIK 7/16/2026 (d)(g)(h)(i)(k)	116	37
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (d)(g)(h)(i)(k)	117	37
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (d)(g)(h)(i)(k)	192	61
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (f)	310	291
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (f)	189	191
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (f)	685	624
Venture Global LNG, Inc. 8.125% 6/1/2028 (f)	750	760
Venture Global LNG, Inc. 9.50% 2/1/2029 (f)	500	519
Venture Global LNG, Inc. 7.00% 1/15/2030 (f)	625	602
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)	70	70
Venture Global LNG, Inc. 9.875% 2/1/2032 (f)	479	495
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (f)	200	204
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (f)	150	162
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (f)	750	769
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (f)	130	133
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (f)	150	164
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)	555	569
Verisk Analytics, Inc. 4.50% 8/15/2030	352	355
Verisk Analytics, Inc. 5.125% 2/15/2036	1,710	1,722
Veritiv Operating Co. 10.50% 11/30/2030 (f)	235	253
Verizon Communications, Inc. 5.25% 4/2/2035	764	777
Verizon Communications, Inc. 5.00% 1/15/2036	1,100	1,091
Verizon Communications, Inc. 3.40% 3/22/2041	1,800	1,411
Verizon Communications, Inc. 5.75% 11/30/2045	305	303
Verizon Communications, Inc. 3.55% 3/22/2051	794	565
Verizon Communications, Inc. 5.875% 11/30/2055	754	745
Verizon Communications, Inc. 6.00% 11/30/2065	343	339
Versant Media Group, Inc. 7.25% 1/30/2031 (f)	335	346
Versant Media Group, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.537% 10/23/2030 (d)(h)	175	175
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(e)(f)	3,385	3,431
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(f)	4,683	4,718
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(e)(f)	1,242	1,248
Viasat, Inc. 5.625% 4/15/2027 (f)	630	631
Viasat, Inc. 6.50% 7/15/2028 (f)	825	803
Viasat, Inc. 7.50% 5/30/2031 (f)	575	547
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.331% 3/2/2029 (d)(h)	259	258
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.348% 5/30/2030 (d)(h)	75	74
Viatris, Inc. 4.00% 6/22/2050	1,657	1,104
VICI Properties, LP 4.75% 2/15/2028	581	587
Vistra Operations Co., LLC 4.375% 5/1/2029 (f)	130	128
Vital Energy, Inc. 7.875% 4/15/2032 (f)	265	261
Voyager Parent, LLC 9.25% 7/1/2032 (f)	1,380	1,465
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.422% 7/1/2032 (d)(h)	623	625
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	250	249
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	435	423
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	1,555	1,367
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	1,687	1,191
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	139	92
Warrior Met Coal, Inc. 7.875% 12/1/2028 (f)	152	156
Weatherford International, Ltd. 8.625% 4/30/2030 (f)	226	232
Weatherford International, Ltd. 6.75% 10/15/2033 (f)	405	415
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (a)	1,283	1,105
WESCO Distribution, Inc. 6.375% 3/15/2033 (f)	1,005	1,050
Westlake Corp. 5.55% 11/15/2035	1,184	1,184
Westlake Corp. 6.375% 11/15/2055	742	731
Westpac Banking Corp. 2.963% 11/16/2040	400	305
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (e)(f)	655	659
WMG Acquisition Corp. 3.75% 12/1/2029 (f)	845	814
WMG Acquisition Corp. 3.875% 7/15/2030 (f)	1,010	970
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(i)	586	639
WULF Compute, LLC 7.75% 10/15/2030 (f)	520	536
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (f)	830	822
Wynn Macau, Ltd. 6.75% 2/15/2034 (f)	5,945	6,027
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (f)	277	300
X Corp., Term Loan B3, 9.50% 10/26/2029 (h)	350	349

Capital World Bond Fund	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
X Corp., Term Loan B, (USD-SOFR + 6.75%) 10.448% 10/26/2029 (d)(h)	USD243	$239
X.AI Corp. 12.50% 6/30/2030	420	448
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	200	160
		4,728,157
Total bonds, notes & other debt instruments (cost: $9,328,134,000)		9,116,820
Convertible bonds & notes 0.06%
U.S. dollars 0.06%
Airbnb, Inc., convertible notes, 0% 3/15/2026	543	539
Axon Enterprise, Inc. 0.50% 12/15/2027	90	227
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (f)	362	367
Coinbase Global, Inc., convertible notes, 0.50% 6/1/2026	150	150
Duke Energy Corp., convertible notes, 4.125% 4/15/2026	230	237
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (i)	328	1,096
Halozyme Therapeutics, Inc. 1.00% 8/15/2028	236	314
Macom Technology Solutions Holdings, convertible notes, 0.25% 3/15/2026	203	422
Marriott Vacations Worldwide Corp., convertible notes, 3.25% 12/15/2027	236	225
PENN Entertainment, Inc. 2.75% 5/15/2026	87	86
Seagate HDD Cayman, convertible notes, 3.50% 6/1/2028	72	242
Spotify USA, Inc., convertible notes, 0% 3/15/2026	235	267
Terawulf, Inc., convertible notes, 1.00% 9/1/2031 (f)	233	276
Ventas Realty, LP 3.75% 6/1/2026	244	345
Welltower OP, LLC 2.75% 5/15/2028 (f)	186	365
Western Digital Corp., convertible notes, 3.00% 11/15/2028	56	257
		5,415
Total convertible bonds & notes (cost: $4,807,000)		5,415
Preferred securities 0.01%	Shares
U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (f)(g)(n)	277	465
Total preferred securities (cost: $287,000)		465
Common stocks 0.01%
U.S. dollars 0.01%
Royal Caribbean Cruises, Ltd.	2,603	726
Carnival Corp.	11,910	364
Aimbridge Topco, LLC (g)(n)	3,074	227
New Fortress Energy, Inc., Class A (n)	35,169	40
Endo, LP, Class A1 (f)(n)	45,666	32
Altera Infrastructure, LP (g)	77	3
Venator Materials PLC (g)(n)	706	— (j)
Mallinckrodt PLC (n)	3	— (j)
Par Health, Inc. (f)(n)	3	— (j)
Total common stocks (cost: $2,578,000)		1,392
Investment funds 0.00%
Capital Group Central Corporate Bond Fund (o)	26,387	224
Total investment funds (cost: $215,000)		224
Short-term securities 7.49%
Money market investments 3.90%
Capital Group Central Cash Fund 3.79% (o)(p)	3,846,115	384,650

36	Capital World Bond Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 3.35%
Mizuho Bank, Ltd. 1/14/2026 (f)	3.606%	USD230,000	$229,668
Oversea-Chinese Banking Corp., Ltd. 1/8/2026 (f)	3.642	100,000	99,918
			329,586

Bills & notes of governments & government agencies outside the U.S. 0.24%
Egypt (Arab Republic of) 1/6/2026	19.531	EGP24,975	523
Egypt (Arab Republic of) 1/20/2026	20.639	1,625	34
Egypt (Arab Republic of) 3/3/2026	22.762	14,100	284
Egypt (Arab Republic of) 5/5/2026	22.723	38,525	748
Egypt (Arab Republic of) 5/26/2026	19.554	126,775	2,428
Egypt (Arab Republic of) 6/2/2026	19.637	39,525	753
Egypt (Arab Republic of) 6/9/2026	22.252	68,125	1,296
Egypt (Arab Republic of) 12/15/2026	19.228	6,000	103
Italy (Republic of) 1/14/2026	1.900	EUR190	223
Italy (Republic of) 2/13/2026	1.930	2,540	2,978
Japan 11/20/2026	0.757	JPY2,294,700	14,535
			23,905
Total short-term securities (cost: $738,036,000)			738,141
Options purchased (equity style) 0.00%
Options purchased (equity style) *			155
Total options purchased (equity style) (cost: $617,000)			155
Total investment securities 100.13% (cost: $10,074,674,000)			9,862,612
Total options written (equity style)† 0.00% (premium received: $42,000)			(26)
Other assets less liabilities (0.13)%			(12,388)
Net assets 100.00%			$9,850,198
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Call
3 Month SOFR Futures Option	455	3/13/2026	USD96.63	USD113,750	$46
Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Put
USD/JPY Foreign Currency Options	BNP Paribas	2/18/2026	JPY147.00	USD105,392	$109

Capital World Bond Fund	37

†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Call
3 Month SOFR Futures Option	455	3/13/2026	USD96.81	USD(113,750)	$(26)
Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
Put
10 Year Euro-Bund Futures Option	1,028	1/23/2026	EUR126.50	EUR102,800	$(1)
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
Call
10 Year Euro-Bund Futures Option	(1,028)	1/23/2026	EUR131.50	EUR(102,800)	$229
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
30 Day Federal Funds Futures	Long	18	2/2/2026	USD7,228	$2
30 Day Federal Funds Futures	Long	128	3/2/2026	51,420	(7)
3 Month SOFR Futures	Long	1	3/18/2026	241	— (j)
3 Month CORRA Futures	Long	5,916	6/17/2026	1,052,934	2,580
3 Month SOFR Futures	Long	28	9/16/2026	6,768	(7)
2 Year Italy Government Bond Futures	Long	2,241	3/10/2026	282,667	(496)
2 Year Euro-Schatz Futures	Short	463	3/10/2026	(58,106)	66
2 Year Canadian Government Bond Futures	Long	2,364	3/31/2026	181,888	(492)
2 Year U.S. Treasury Note Futures	Long	8,651	4/6/2026	1,806,234	(417)
3 Year Australian Treasury Bond Futures	Long	2,284	3/17/2026	160,037	112
5 Year Euro-Bobl Futures	Long	1,804	3/10/2026	246,266	(1,250)
5 Year Canadian Government Bond Futures	Long	527	3/31/2026	43,499	(385)
5 Year U.S. Treasury Note Futures	Long	1,611	4/6/2026	176,090	(516)
10 Year Italy Government Bond Futures	Long	360	3/10/2026	50,845	(126)
10 Year French Government Bond Futures	Short	543	3/10/2026	(76,953)	526
10 Year Euro-Bund Futures	Short	2,112	3/10/2026	(316,632)	2,252
10 Year Australian Treasury Bond Futures	Long	362	3/16/2026	26,449	126
10 Year Japanese Government Bond Futures	Short	89	3/23/2026	(75,233)	498
10 Year U.S. Treasury Note Futures	Long	1,231	3/31/2026	138,411	(1,235)

38	Capital World Bond Fund

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
10 Year UK Gilt Futures	Long	451	3/31/2026	USD55,546	$748
10 Year Canadian Government Bond Futures	Short	843	3/31/2026	(74,261)	1,173
10 Year Ultra U.S. Treasury Note Futures	Short	1,433	3/31/2026	(164,817)	555
20 Year U.S. Treasury Bond Futures	Long	1,554	3/31/2026	179,633	(2,475)
30 Year Euro-Buxl Futures	Short	394	3/10/2026	(50,989)	1,122
30 Year Ultra U.S. Treasury Bond Futures	Long	387	3/31/2026	45,666	(630)
					$1,724
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
GBP	1,140	USD	1,522	Morgan Stanley	1/5/2026	$15
EUR	3,990	USD	4,679	Bank of America	1/5/2026	11
CNH	6,900	USD	979	BNP Paribas	1/5/2026	10
MYR	2,040	USD	496	Standard Chartered Bank	1/5/2026	7
USD	345	NZD	600	Bank of America	1/5/2026	— (j)
NZD	600	USD	347	Goldman Sachs	1/5/2026	(1)
USD	500	MYR	2,040	JPMorgan Chase	1/5/2026	(3)
USD	982	CNH	6,900	Bank of America	1/5/2026	(8)
USD	1,523	GBP	1,140	Bank of America	1/5/2026	(14)
USD	4,655	EUR	3,990	UBS AG	1/5/2026	(35)
TRY	1,036,829	USD	23,767	Citibank	1/7/2026	261
GBP	1,500	USD	1,963	JPMorgan Chase	1/7/2026	59
EUR	990	USD	1,148	HSBC Bank	1/7/2026	15
THB	6,000	USD	188	Bank of America	1/7/2026	2
USD	647	THB	20,671	Citibank	1/7/2026	(9)
USD	1,104	TRY	48,075	Citibank	1/7/2026	(10)
USD	466	GBP	354	Citibank	1/7/2026	(11)
EUR	316,716	USD	368,165	Citibank	1/8/2026	4,181
MYR	110,456	USD	26,776	JPMorgan Chase	1/8/2026	465
USD	1,402	MYR	5,730	HSBC Bank	1/8/2026	(11)
USD	24,127	MYR	99,530	JPMorgan Chase	1/8/2026	(419)
USD	225,597	BRL	1,214,995	Citibank	1/9/2026	4,394
CAD	287,492	USD	206,575	Barclays Bank PLC	1/9/2026	2,971
EUR	119,158	USD	139,152	JPMorgan Chase	1/9/2026	943
GBP	62,730	USD	84,017	Bank of America	1/9/2026	539
USD	34,803	JPY	5,388,500	Bank of America	1/9/2026	373
CLP	7,789,010	USD	8,445	Citibank	1/9/2026	205
USD	6,920	BRL	37,210	Goldman Sachs	1/9/2026	146
CZK	321,921	USD	15,546	JPMorgan Chase	1/9/2026	116
USD	6,687	JPY	1,032,290	Citibank	1/9/2026	92
KRW	6,945,257	USD	4,742	Citibank	1/9/2026	69
CZK	759,200	EUR	31,363	JPMorgan Chase	1/9/2026	62
CZK	115,978	USD	5,592	Bank of New York Mellon	1/9/2026	50
PEN	9,560	USD	2,830	UBS AG	1/9/2026	13
CHF	5,200	USD	6,561	Bank of America	1/9/2026	10
USD	11,097	IDR	185,150,157	Citibank	1/9/2026	6
CHF	2,040	USD	2,574	Bank of America	1/9/2026	4
CZK	8,700	EUR	357	HSBC Bank	1/9/2026	4
KRW	321,000	USD	219	Citibank	1/9/2026	4
COP	636,510	USD	166	Citibank	1/9/2026	2
CHF	840	USD	1,060	Bank of America	1/9/2026	2
MXN	14,851	USD	822	Goldman Sachs	1/9/2026	2
USD	1,534	MXN	27,645	Morgan Stanley	1/9/2026	— (j)
USD	781	CHF	623	JPMorgan Chase	1/9/2026	(6)

Capital World Bond Fund	39

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
JPY	87,000	USD	562	Bank of America	1/9/2026	$(6)
JPY	66,000	USD	428	Citibank	1/9/2026	(6)
USD	1,341	PEN	4,531	JPMorgan Chase	1/9/2026	(7)
USD	1,086	COP	4,161,647	Citibank	1/9/2026	(10)
USD	1,207	CNH	8,502	Bank of America	1/9/2026	(12)
IDR	105,791,240	USD	6,360	Goldman Sachs	1/9/2026	(23)
USD	5,384	EUR	4,610	JPMorgan Chase	1/9/2026	(36)
USD	2,141	COP	8,270,900	Citibank	1/9/2026	(38)
JPY	462,330	USD	2,995	Citibank	1/9/2026	(41)
USD	3,262	GBP	2,451	UBS AG	1/9/2026	(42)
USD	4,592	MXN	84,008	UBS AG	1/9/2026	(69)
USD	37,589	INR	3,388,570	HSBC Bank	1/9/2026	(75)
USD	5,438	GBP	4,120	Morgan Stanley	1/9/2026	(116)
USD	34,921	GBP	26,140	Bank of America	1/9/2026	(315)
USD	28,503	KRW	41,743,830	Citibank	1/9/2026	(415)
USD	24,621	KRW	36,433,050	Citibank	1/9/2026	(618)
USD	107,420	EUR	92,203	Citibank	1/9/2026	(984)
JPY	25,900,598	USD	167,979	Morgan Stanley	1/9/2026	(2,490)
CNH	2,413,958	USD	342,950	Citibank	1/12/2026	3,364
CNH	1,700,387	USD	240,974	Citibank	1/12/2026	2,968
SEK	265,950	USD	28,292	HSBC Bank	1/12/2026	614
ZAR	217,097	USD	12,709	Citibank	1/12/2026	390
CNH	252,260	USD	35,901	Goldman Sachs	1/12/2026	288
PLN	54,220	USD	14,869	Citibank	1/12/2026	233
EUR	33,350	CAD	53,668	HSBC Bank	1/12/2026	93
CNH	71,760	USD	10,219	UBS AG	1/12/2026	76
SGD	10,020	USD	7,735	Citibank	1/12/2026	66
MXN	88,611	USD	4,881	HSBC Bank	1/12/2026	34
NOK	32,890	USD	3,243	HSBC Bank	1/12/2026	20
AUD	5,397	USD	3,585	HSBC Bank	1/12/2026	17
SEK	10,090	EUR	922	BNP Paribas	1/12/2026	12
PLN	4,946	USD	1,368	Bank of New York Mellon	1/12/2026	9
NOK	5,140	EUR	429	Goldman Sachs	1/12/2026	6
NOK	5,500	EUR	461	Bank of New York Mellon	1/12/2026	4
AUD	760	USD	505	Bank of America	1/12/2026	3
USD	1,673	NZD	2,900	Morgan Stanley	1/12/2026	3
BRL	2,850	USD	517	Citibank	1/12/2026	2
HUF	64,380	USD	195	BNP Paribas	1/12/2026	2
SEK	3,300	USD	356	HSBC Bank	1/12/2026	2
TRY	24,000	USD	552	Bank of America	1/12/2026	2
USD	347	NZD	601	Morgan Stanley	1/12/2026	1
USD	156	NZD	270	Goldman Sachs	1/12/2026	1
PLN	2,586	USD	720	Bank of New York Mellon	1/12/2026	1
USD	577	PLN	2,070	Citibank	1/12/2026	1
SGD	303	USD	235	Bank of America	1/12/2026	1
EUR	180	USD	212	Bank of New York Mellon	1/12/2026	— (j)
EUR	142	PLN	600	BNP Paribas	1/12/2026	— (j)
RON	101	USD	23	Citibank	1/12/2026	— (j)
USD	64	SEK	590	Standard Chartered Bank	1/12/2026	— (j)
EUR	754	RON	3,850	BNP Paribas	1/12/2026	(1)
USD	120	ZAR	2,000	Morgan Stanley	1/12/2026	(1)
NZD	927	USD	537	Goldman Sachs	1/12/2026	(3)
EUR	353	PLN	1,500	Citibank	1/12/2026	(3)
USD	676	HUF	223,771	HSBC Bank	1/12/2026	(8)
EUR	3,120	GBP	2,730	UBS AG	1/12/2026	(11)
EUR	887	NOK	10,640	HSBC Bank	1/12/2026	(13)
EUR	12,069	RON	61,620	Citibank	1/12/2026	(15)
USD	801	SEK	7,530	HSBC Bank	1/12/2026	(17)
USD	637	ZAR	10,882	Citibank	1/12/2026	(20)
USD	2,194	RON	9,620	Citibank	1/12/2026	(24)
USD	6,017	NOK	61,020	HSBC Bank	1/12/2026	(37)
USD	3,688	NOK	37,620	Morgan Stanley	1/12/2026	(45)

40	Capital World Bond Fund

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
NZD	17,141	USD	9,930	Bank of America	1/12/2026	$(55)
USD	8,663	EUR	7,440	Bank of America	1/12/2026	(86)
USD	9,453	HUF	3,123,349	Goldman Sachs	1/12/2026	(89)
USD	7,173	PLN	26,155	Citibank	1/12/2026	(113)
USD	38,508	THB	1,223,795	Citibank	1/12/2026	(365)
USD	61,894	AUD	93,523	Morgan Stanley	1/12/2026	(524)
USD	82,095	HUF	27,212,793	Citibank	1/12/2026	(1,045)
EUR	99,976	USD	116,449	Goldman Sachs	1/13/2026	1,117
USD	94	EUR	80	HSBC Bank	1/14/2026	— (j)
EUR	80	USD	94	HSBC Bank	1/14/2026	— (j)
THB	4,600	USD	147	UBS AG	1/14/2026	— (j)
THB	17,000	USD	542	UBS AG	1/14/2026	(2)
THB	42,656	USD	1,359	UBS AG	1/14/2026	(4)
USD	2,698	EUR	2,310	JPMorgan Chase	1/14/2026	(18)
THB	365,240	USD	11,637	UBS AG	1/14/2026	(34)
THB	436,945	USD	13,922	UBS AG	1/14/2026	(41)
JPY	1,809,194	USD	11,631	Citibank	1/14/2026	(66)
USD	109,065	EUR	93,644	Bank of America	1/14/2026	(1,060)
CNH	857,862	USD	122,062	Standard Chartered Bank	1/15/2026	1,033
USD	34,954	JPY	5,388,510	Citibank	1/15/2026	506
ILS	14,850	USD	4,619	HSBC Bank	1/15/2026	43
USD	888	JPY	137,742	HSBC Bank	1/15/2026	8
CNH	7,000	USD	1,000	UBS AG	1/15/2026	4
DKK	58,510	EUR	7,833	HSBC Bank	1/15/2026	2
USD	1,817	DKK	11,540	HSBC Bank	1/15/2026	— (j)
DKK	740	USD	116	HSBC Bank	1/15/2026	— (j)
EUR	460	USD	541	Morgan Stanley	1/15/2026	— (j)
EUR	29,230	DKK	218,340	HSBC Bank	1/15/2026	(9)
JPY	697,097	EUR	3,821	Citibank	1/15/2026	(37)
JPY	2,737,168	USD	17,654	HSBC Bank	1/15/2026	(156)
JPY	3,116,410	USD	20,172	Bank of America	1/15/2026	(249)
JPY	15,005,780	USD	97,055	Goldman Sachs	1/15/2026	(1,125)
GBP	5,610	USD	7,501	Citibank	1/16/2026	61
EUR	124,184	USD	146,003	Morgan Stanley	1/16/2026	51
USD	80	GBP	60	Standard Chartered Bank	1/16/2026	(1)
EUR	48,447	GBP	42,590	HSBC Bank	1/16/2026	(428)
GBP	27,496	EUR	31,290	HSBC Bank	1/22/2026	251
GBP	12,244	USD	16,426	Morgan Stanley	1/22/2026	78
USD	20,818	EUR	17,696	Morgan Stanley	1/22/2026	(1)
USD	22,308	GBP	16,628	Morgan Stanley	1/22/2026	(106)
USD	65,505	BRL	357,296	Citibank	1/23/2026	703
GBP	16,352	USD	21,863	Citibank	1/23/2026	178
USD	6,937	BRL	37,740	Citibank	1/23/2026	92
USD	508	PHP	30,000	JPMorgan Chase	1/23/2026	— (j)
USD	5,977	PHP	352,974	Citibank	1/23/2026	(1)
BRL	3,000	USD	551	Citibank	1/23/2026	(7)
USD	5,132	BRL	28,460	Citibank	1/23/2026	(30)
USD	23,786	GBP	17,790	Citibank	1/23/2026	(193)
BRL	737,920	USD	135,286	Citibank	1/23/2026	(1,452)
USD	72,562	EUR	61,610	HSBC Bank	1/26/2026	66
GBP	420	USD	565	Barclays Bank PLC	1/26/2026	1
USD	1,042	BRL	5,850	Citibank	1/26/2026	(18)
USD	12,475	EUR	10,586	Citibank	1/27/2026	18
USD	305	AUD	470	Citibank	1/27/2026	(9)
EUR	13,022	USD	15,338	HSBC Bank	1/27/2026	(14)
USD	93,454	EUR	79,255	Standard Chartered Bank	1/28/2026	186
USD	448	EUR	380	Citibank	1/28/2026	— (j)
EUR	110,710	USD	130,545	Standard Chartered Bank	1/28/2026	(260)
USD	56,902	EUR	48,246	Standard Chartered Bank	1/29/2026	123
PLN	600	USD	167	Barclays Bank PLC	1/29/2026	— (j)
EUR	8,630	USD	10,178	Standard Chartered Bank	1/29/2026	(22)
USD	6,225	EUR	5,290	Morgan Stanley	1/30/2026	(1)

Capital World Bond Fund	41

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
GBP	1,140	USD	1,523	Bank of America	2/9/2026	$14
CNH	6,900	USD	984	Bank of America	2/9/2026	8
MYR	2,040	USD	501	JPMorgan Chase	2/9/2026	3
NZD	600	USD	346	Bank of America	2/9/2026	— (j)
USD	282	EUR	240	Bank of America	2/9/2026	(1)
USD	4,687	EUR	3,990	Bank of America	2/9/2026	(11)
EUR	49,950	USD	58,779	Morgan Stanley	3/16/2026	129
EUR	86,700	USD	101,451	Barclays Bank PLC	3/18/2026	809
CNH	362,000	USD	51,547	Citibank	3/18/2026	586
CZK	800,000	USD	38,454	Barclays Bank PLC	3/18/2026	508
CAD	36,500	USD	26,484	Citibank	3/18/2026	198
GBP	10,000	USD	13,329	Barclays Bank PLC	3/18/2026	147
SEK	34,000	USD	3,653	Goldman Sachs	3/18/2026	55
CNH	32,500	USD	4,628	Citibank	3/18/2026	53
EUR	4,700	USD	5,504	Bank of New York Mellon	3/18/2026	40
EUR	4,150	USD	4,856	Barclays Bank PLC	3/18/2026	39
USD	5,817	JPY	900,000	HSBC Bank	3/18/2026	33
CAD	2,900	USD	2,104	Citibank	3/18/2026	16
USD	2,262	JPY	350,000	HSBC Bank	3/18/2026	13
USD	1,743	NZD	3,000	Barclays Bank PLC	3/18/2026	11
GBP	800	USD	1,074	HSBC Bank	3/18/2026	4
USD	1,948	EUR	1,650	HSBC Bank	3/18/2026	2
USD	3,037	NOK	30,720	HSBC Bank	3/18/2026	(10)
USD	8,420	PHP	500,000	Morgan Stanley	3/18/2026	(26)
USD	15,201	BRL	85,000	Citibank	3/18/2026	(31)
USD	2,933	GBP	2,200	Barclays Bank PLC	3/18/2026	(32)
USD	6,838	AUD	10,300	Citibank	3/18/2026	(36)
USD	16,806	NOK	170,000	HSBC Bank	3/18/2026	(55)
USD	4,903	CLP	4,500,000	JPMorgan Chase	3/18/2026	(100)
USD	11,839	THB	375,000	UBS AG	3/18/2026	(102)
USD	19,412	SGD	25,000	UBS AG	3/18/2026	(135)
USD	28,656	HUF	9,500,000	HSBC Bank	3/18/2026	(243)
USD	48,201	AUD	72,600	Citibank	3/18/2026	(252)
USD	24,514	COP	96,000,000	Citibank	3/18/2026	(253)
USD	34,098	PLN	124,000	UBS AG	3/18/2026	(428)
CAD	2,090	USD	1,523	Goldman Sachs	3/19/2026	5
INR	92,400	USD	1,032	HSBC Bank	9/24/2026	(24)
						$15,052
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN29,660	$5	$—	$5
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK170,970	(3)	—	(3)
0.8738%	Annual	SONIA	Annual	10/8/2026	GBP4,000	(109)	—	(109)
SOFR	Annual	3.848%	Annual	11/15/2026	USD1,460	(5)	—	(5)
SOFR	Annual	3.8045%	Annual	12/15/2026	3,095	(10)	—	(10)
U.S. Urban CPI	At maturity	2.12%	At maturity	12/22/2026	5,726	8	—	8
SONIA	Annual	1.2822%	Annual	1/28/2027	GBP1,150	36	—	36
1.9883%	Annual	6-month EURIBOR	Semi-annual	7/2/2027	EUR11,460	(45)	—	(45)
2.00055655%	Annual	6-month EURIBOR	Semi-annual	7/11/2027	45,080	(165)	(12)	(153)
2.0443%	Annual	6-month EURIBOR	Semi-annual	7/15/2027	11,520	(34)	—	(34)
SOFR	Annual	3.70%	Annual	8/1/2027	USD5,100	(28)	—	(28)

42	Capital World Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.699%	Annual	8/1/2027	USD7,610	$(42)	$—	$(42)
SOFR	Annual	3.479%	Annual	8/6/2027	5,100	(11)	—	(11)
SOFR	Annual	3.497%	Annual	8/12/2027	8,610	(22)	—	(22)
3.5175%	Annual	SOFR	Annual	8/15/2027	139,970	399	—	399
3.0825%	At maturity	Eurozone HICP Ex. Tobacco	At maturity	8/15/2027	EUR1,000	19	—	19
SOFR	Annual	3.4925%	Annual	8/19/2027	USD456,680	(1,137)	—	(1,137)
SOFR	Annual	3.493%	Annual	8/24/2027	3,300	(8)	—	(8)
SOFR	Annual	3.4325%	Annual	8/30/2027	8,700	(14)	—	(14)
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	CZK2,877,983	(42)	—	(42)
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN511,117	(1,127)	—	(1,127)
SOFR	Annual	3.2685%	Annual	9/9/2027	USD600,000	595	—	595
SOFR	Annual	3.2465%	Annual	9/15/2027	16,500	19	—	19
SOFR	Annual	3.249%	Annual	9/15/2027	16,570	19	—	19
SOFR	Annual	3.3075%	Annual	9/15/2027	5,100	2	—	2
SOFR	Annual	3.329%	Annual	9/23/2027	11,400	(1)	—	(1)
SOFR	Annual	3.3395%	Annual	9/23/2027	456,805	(105)	—	(105)
1.9308%	Annual	Euro STR	Annual	9/24/2027	EUR220,000	(381)	—	(381)
SOFR	Annual	3.221%	Annual	9/30/2027	USD250,000	399	—	399
SONIA	Annual	5.1013%	Annual	10/7/2027	GBP1,650	(60)	—	(60)
SOFR	Annual	3.265%	Annual	10/15/2027	USD10,500	10	—	10
SOFR	Annual	3.28%	Annual	12/1/2027	30,000	17	—	17
3.5102%	Annual	SONIA	Annual	12/2/2027	GBP18,960	11	—	11
SOFR	Annual	3.281%	Annual	12/24/2027	USD3,300	2	1	1
0.57520783%	Annual	SONIA	Annual	4/9/2028	GBP10,370	(878)	(18)	(860)
4.4785%	Annual	SOFR	Annual	10/4/2028	USD500	15	—	15
8.845%	28-day	Overnight MXN-F-TIIE	28-day	11/17/2028	MXN16,677	35	—	35
SOFR	Annual	3.169%	Annual	5/15/2029	USD1,230	7	—	7
5.086%	Annual	6-month PLN-WIBOR	Semi-annual	7/12/2029	PLN9,255	122	—	122
6-month CZK-PRIBOR	Semi-annual	3.635%	Annual	7/12/2029	CZK53,190	8	—	8
SOFR	Annual	3.4705%	Annual	2/10/2030	USD110,460	(269)	—	(269)
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR19,060	209	—	209
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	19,060	208	—	208
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	19,070	206	—	206
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK112,734	(68)	—	(68)
3.924%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	112,738	(68)	—	(68)
3.92%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	112,750	(70)	—	(70)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR17,750	249	—	249
3.825%	Annual	6-month NOK-NIBOR	Semi-annual	3/6/2030	NOK113,217	(111)	—	(111)
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	86,241	27	—	27
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	60,360	20	—	20
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	60,374	18	—	18
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	215,748	69	—	69
3-month SEK-STIBOR	Quarterly	2.6312%	Annual	4/2/2030	SEK129,570	(88)	—	(88)
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	460,010	266	—	266
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	459,990	265	—	265
2.2053%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR43,190	(620)	—	(620)
2.2033%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	43,210	(624)	—	(624)
3.9208%	Annual	6-month NOK-NIBOR	Semi-annual	7/29/2030	NOK51,000	(35)	—	(35)
6.2597%	Annual	6-month HUF-BUBOR	Semi-annual	8/1/2030	HUF420,000	10	—	10
3-month SEK-STIBOR	Quarterly	2.2732%	Annual	8/14/2030	SEK410,000	469	—	469
2.3523%	Annual	6-month EURIBOR	Semi-annual	8/14/2030	EUR38,000	(353)	—	(353)
6-month NOK-NIBOR	Semi-annual	3.99%	Annual	9/22/2030	NOK215,300	91	—	91
6-month NOK-NIBOR	Semi-annual	4.08%	Annual	9/23/2030	231,550	9	—	9
6.1177%	Annual	6-month HUF-BUBOR	Semi-annual	9/23/2030	HUF600,000	4	—	4
6-month NOK-NIBOR	Semi-annual	4.09%	Annual	9/23/2030	NOK117,836	— (j)	—	— (j)
6-month NOK-NIBOR	Semi-annual	4.095%	Annual	9/23/2030	231,540	(6)	—	(6)
SOFR	Annual	3.2905%	Annual	10/30/2030	USD1,230	9	—	9
SOFR	Annual	3.312%	Annual	11/6/2030	1,230	8	—	8

Capital World Bond Fund	43

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.404%	Annual	11/15/2030	USD600	$1	$—	$1
3-month SEK-STIBOR	Quarterly	2.4517%	Annual	11/25/2030	SEK21,060	10	—	10
2.4018%	Annual	6-month EURIBOR	Semi-annual	11/25/2030	EUR1,910	(16)	—	(16)
2.5708%	Annual	6-month EURIBOR	Semi-annual	12/11/2030	5,750	1	—	1
2.6048%	Annual	6-month EURIBOR	Semi-annual	12/12/2030	860	2	—	2
3.488%	Annual	SOFR	Annual	6/17/2031	USD6,305	1	—	1
3.43574%	Annual	SOFR	Annual	6/17/2031	7,352	(16)	—	(16)
2.2679%	Annual	SONIA	Annual	7/14/2032	GBP590	(68)	—	(68)
SOFR	Annual	4.1615%	Annual	5/15/2033	USD400	(14)	—	(14)
SOFR	Annual	4.15%	Annual	5/15/2033	740	(25)	—	(25)
4.0135%	Annual	SOFR	Annual	8/21/2033	840	20	—	20
2.7083%	Annual	6-month EURIBOR	Semi-annual	2/15/2035	EUR50,000	(836)	—	(836)
4.4715%	Annual	6-month PLN-WIBOR	Semi-annual	7/31/2035	PLN5,100	36	—	36
3-month SEK-STIBOR	Quarterly	2.7207%	Annual	9/26/2035	SEK11,190	20	—	20
2.6963%	Annual	6-month EURIBOR	Semi-annual	9/26/2035	EUR1,010	(21)	—	(21)
2.6303%	Annual	6-month EURIBOR	Semi-annual	10/15/2035	2,040	(58)	—	(58)
SOFR	Annual	3.5775%	Annual	10/24/2035	USD690	12	—	12
SOFR	Annual	3.563%	Annual	10/29/2035	780	15	—	15
2.6708%	Annual	6-month EURIBOR	Semi-annual	11/10/2035	EUR510	(13)	—	(13)
SOFR	Annual	3.678%	Annual	11/15/2035	USD420	4	—	4
2.6965%	Annual	6-month EURIBOR	Semi-annual	11/17/2035	EUR2,060	(47)	—	(47)
2.9208%	Annual	6-month EURIBOR	Semi-annual	12/22/2035	1,550	— (j)	—	— (j)
3-month SEK-STIBOR	Quarterly	2.9702%	Annual	12/22/2035	SEK17,010	(7)	—	(7)
SOFR	Annual	3.79168%	Annual	6/17/2036	USD8,060	32	—	32
SOFR	Annual	3.801%	Annual	6/17/2036	6,975	23	—	23
0.9221376%	Annual	SONIA	Annual	4/9/2041	GBP5,500	(2,789)	(48)	(2,741)
2.23%	Annual	SONIA	Annual	7/14/2042	320	(106)	—	(106)
4.6386%	Annual	SONIA	Annual	8/27/2045	190	8	—	8
1.0469%	Annual	SONIA	Annual	3/2/2052	70	(50)	—	(50)
SOFR	Annual	4.057%	Annual	8/24/2055	USD600	12	—	12
6-month EURIBOR	Semi-annual	2.89009984%	Annual	9/2/2055	EUR480	39	2	37
SOFR	Annual	4.039%	Annual	9/2/2055	USD600	13	—	13
SOFR	Annual	4.0545%	Annual	9/6/2055	393	8	—	8
SOFR	Annual	3.944%	Annual	9/9/2055	20,400	786	—	786
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR11,810	941	—	941
6-month EURIBOR	Semi-annual	2.9012%	Annual	9/17/2055	420	33	—	33
SOFR	Annual	3.9305%	Annual	9/23/2055	USD50,335	2,054	—	2,054
6-month EURIBOR	Semi-annual	2.9287%	Annual	9/24/2055	EUR22,000	1,594	—	1,594
6-month EURIBOR	Semi-annual	2.9837%	Annual	11/17/2055	3,600	216	—	216
6-month EURIBOR	Semi-annual	3.05413983%	Annual	11/21/2055	1,450	64	(3)	67
SONIA	Annual	4.4014%	Annual	11/28/2055	GBP970	12	—	12
4.13862%	Annual	SOFR	Annual	6/17/2056	USD1,953	(12)	—	(12)
4.097%	Annual	SOFR	Annual	6/17/2056	1,699	(23)	—	(23)
						$(818)	$(78)	$(740)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
13.87%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL200,000	$(69)	$—	$(69)
10.69660495%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	18,589	(274)	—	(274)
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	300,000	(1,920)	—	(1,920)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	300,000	(2,255)	—	(2,255)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	643,575	(6,130)	—	(6,130)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	98,690	452	—	452

44	Capital World Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL43,955	$181	$—	$181
13.445%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	20,400	12	—	12
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	236,580	(3,370)	—	(3,370)
13.615%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2031	6,000	11	—	11
13.305%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2035	5,010	(3)	—	(3)
							$(13,365)	$—	$(13,365)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD271,468	$(6,153)	$(6,069)	$(84)
ITRAXX.EUR.44	1.00%	Quarterly	12/20/2030	EUR193,060	(5,236)	(4,869)	(367)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD146,780	(11,215)	(10,817)	(398)
CDX.EM.44	1.00%	Quarterly	12/20/2030	115,000	1,238	2,470	(1,232)
					$(21,366)	$(19,285)	$(2,081)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 12/31/2025 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
ITRAXX.EUR.XO.44	5.00%	Quarterly	12/20/2030	EUR42,850	$5,570	$5,191	$379
Investments in affiliates (o)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Investment funds 0.00%
Capital Group Central Corporate Bond Fund	$209	$10	$—	$—	$5	$224	$10
Short-term securities 3.90%
Money market investments 3.90%
Capital Group Central Cash Fund 3.79% (p)	421,730	4,077,427	4,114,522	30	(15)	384,650	29,094
Total 3.90%				$30	$(10)	$384,874	$29,104
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	$9,276	$9,580	0.10%
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	8,372	8,508	0.09
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028) (a)	2/4/2021	3,789	3,492	0.03

Capital World Bond Fund	45

Restricted securities (b) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
General Motors Financial Co., Inc. 4.00% 7/10/2030	10/25/2024-10/31/2024	$2,426	$2,664	0.03%
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (a)	10/16/2024-12/04/2024	1,275	1,409	0.01
McDonalds Corp. 4.00% 3/7/2030	11/14/2023	1,184	1,343	0.01
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	9/29/2025	583	639	0.01
HPHT Finance 25, Ltd. 5.00% 2/21/2030	4/8/2025-6/16/2025	594	611	0.01
CK Hutchison International (21), Ltd. 3.125% 4/15/2041	5/19/2025-5/22/2025	288	308	0.00 (s)
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (d)(h)	9/13/2023	147	150	0.00 (s)
Total		$27,934	$28,704	0.29%

(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,343,943,000, which represented 13.64% of the net assets of the fund.

(g)	Value determined using significant unobservable inputs.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $14,632,000, which represented 0.15% of the net assets of the fund.

(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Amount less than one thousand.
(k)	Scheduled interest and/or principal payment was not received.
(l)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $90,516,000, which represented 0.92% of the net assets of the fund.
(m)	Represents securities transacted on a TBA basis.
(n)	Non-income producing.
(o)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	Rate represents the seven-day yield at 12/31/2025.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.

46	Capital World Bond Fund

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BUBOR = Budapest Interbank Offered Rate
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CPI = Consumer Price Index
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner

EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
F-TIIE = Funding Equilibrium Interbank Interest Rate
GBP = British pounds
GO = General Obligation
HICP = Harmonised Index of Consumer Prices
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PEN = Peruvian nuevos soles

PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
STR = Short-Term Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

Capital World Bond Fund	47

Financial statements
Statement of assets and liabilities at December 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $9,689,836)	$9,477,738
Affiliated issuers (cost: $384,838)	384,874	$9,862,612
Cash		1,539
Cash denominated in currencies other than U.S. dollars (cost: $1,527)		1,527
Unrealized appreciation on open forward currency contracts		30,440
Bilateral swaps, at value		656
Unrealized appreciation on unfunded commitments*		1
Receivables for:
Sales of investments	96,602
Sales of fund’s shares	7,070
Dividends and interest	103,527
Variation margin on futures contracts	1,550
Variation margin on centrally cleared swap contracts	2,173
Variation margin on options (futures style)	60
Other	546	211,528
		10,108,303
Liabilities:
Unrealized depreciation on open forward currency contracts		15,388
Bilateral swaps, at value		14,021
Options written, at value (premium received: $42)		26
Payables for:
Purchases of investments	212,469
Repurchases of fund’s shares	5,847
Investment advisory services	3,614
Services provided by related parties	1,240
Trustees’ deferred compensation	347
Variation margin on futures contracts	2,012
Variation margin on centrally cleared swap contracts	1,061
Other	2,080	228,670
Commitments and contingencies*
Net assets at December 31, 2025		$9,850,198
Net assets consist of:
Capital paid in on shares of beneficial interest		$12,266,989
Total distributable earnings (accumulated loss)		(2,416,791)
Net assets at December 31, 2025		$9,850,198
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

48	Capital World Bond Fund

Financial statements (continued)
Statement of assets and liabilities at December 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (600,945 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$3,146,746	191,878	$16.40
Class C	24,636	1,531	16.09
Class T	9	— *	16.34
Class F-1	65,644	4,013	16.36
Class F-2	686,078	41,924	16.36
Class F-3	807,027	49,267	16.38
Class 529-A	178,547	10,848	16.46
Class 529-C	3,388	208	16.27
Class 529-E	6,248	383	16.33
Class 529-T	11	1	16.35
Class 529-F-1	9	1	16.28
Class 529-F-2	34,109	2,081	16.39
Class 529-F-3	9	1	16.35
Class R-1	5,661	349	16.20
Class R-2	60,841	3,761	16.17
Class R-2E	5,448	333	16.35
Class R-3	76,316	4,662	16.37
Class R-4	54,715	3,339	16.38
Class R-5E	16,999	1,039	16.37
Class R-5	21,942	1,337	16.41
Class R-6	4,655,815	283,989	16.39
*
Amount less than one thousand.
Refer to the notes to financial statements.

Capital World Bond Fund	49

Financial statements (continued)
Statement of operations for the year ended December 31, 2025

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $652)	$449,830
Dividends (includes $29,104 from affiliates)	29,184	$479,014
Fees and expenses*:
Investment advisory services	43,350
Distribution services	10,090
Transfer agent services	9,728
Administrative services	3,017
529 plan services	117
Reports to shareholders	510
Registration statement and prospectus	353
Trustees’ compensation	85
Auditing and legal	254
Custodian	649
Other	35	68,188
Net investment income		410,826
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $2,371):
Unaffiliated issuers	(83,167)
Affiliated issuers	30
Options purchased (futures style)	(3,657)
Options written	2,969
Futures contracts	36,163
Forward currency contracts	(4,091)
Swap contracts	(10,621)
Currency transactions	(1,383)	(63,757)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $1,663):
Unaffiliated issuers	464,559
Affiliated issuers	(10)
Options purchased (futures style)	(1)
Options written	653
Futures contracts	14,816
Forward currency contracts	29,523
Swap contracts	22,860
Currency translations	3,016	535,416
Net realized gain (loss) and unrealized appreciation (depreciation)		471,659
Net increase (decrease) in net assets resulting from operations		$882,485
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

50	Capital World Bond Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended December 31,
	2025	2024

Operations:
Net investment income	$410,826	$422,783
Net realized gain (loss)	(63,757)	(227,454)
Net unrealized appreciation (depreciation)	535,416	(480,776)
Net increase (decrease) in net assets resulting from operations	882,485	(285,447)
Distributions paid to shareholders:
Distributions	(275,631)	(321,719)
Return of capital	(116,118)	—
Total distributions paid and return of capital paid to shareholders	(391,749)	(321,719)
Net capital share transactions	(849,805)	1,219,959
Total increase (decrease) in net assets	(359,069)	612,793
Net assets:
Beginning of year	10,209,267	9,596,474
End of year	$9,850,198	$10,209,267
Refer to the notes to financial statements.

Capital World Bond Fund	51

Notes to financial statements
1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

52	Capital World Bond Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Capital World Bond Fund	53

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilities, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of December 31, 2025, were as follows (dollars in thousands):

54	Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,867,170	$—	$1,867,170
Japanese yen	—	631,120	—	631,120
British pounds	—	335,455	—	335,455
Brazilian reais	—	245,515	—	245,515
Chinese yuan renminbi	—	207,539	—	207,539
Australian dollars	—	182,381	—	182,381
South Korean won	—	141,989	—	141,989
Hungarian forints	—	128,727	—	128,727
Malaysian ringgits	—	126,775	—	126,775
Indian rupees	—	114,370	—	114,370
Canadian dollars	—	64,066	—	64,066
Danish kroner	—	56,944	—	56,944
Indonesian rupiah	—	52,109	—	52,109
Mexican pesos	—	45,099	—	45,099
Colombian pesos	—	34,662	—	34,662
Norwegian kroner	—	29,777	—	29,777
Polish zloty	—	23,360	—	23,360
New Zealand dollars	—	18,399	—	18,399
Philippine pesos	—	15,864	—	15,864
South African rand	—	15,659	—	15,659
Czech korunas	—	12,093	—	12,093
Thai baht	—	11,674	—	11,674
Chilean pesos	—	10,816	—	10,816
Turkish lira	—	6,752	—	6,752
Egyptian pounds	—	4,223	—	4,223
Peruvian nuevos soles	—	2,944	—	2,944
Romanian leu	—	1,564	—	1,564
Kazakhstani tenge	—	1,266	—	1,266
Swedish kronor	—	240	—	240
Ukrainian hryvnia	—	111	—	111
U.S. dollars	—	4,724,472	3,685	4,728,157
Convertible bonds & notes	—	5,415	—	5,415
Preferred securities	—	—	465	465
Common stocks	1,130	32	230	1,392
Investment funds	224	—	—	224
Short-term securities	384,650	353,491	—	738,141
Options purchased on futures (equity style)	46	—	—	46
Options purchased on foreign currencies (equity style)	—	109	—	109
Total	$386,050	$9,472,182	$4,380	$9,862,612

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options written (futures style)	$229	$—	$—	$229
Unrealized appreciation on futures contracts	9,760	—	—	9,760
Unrealized appreciation on open forward currency contracts	—	30,440	—	30,440
Unrealized appreciation on centrally cleared interest rate swaps	—	9,822	—	9,822
Unrealized appreciation on bilateral interest rate swaps	—	656	—	656
Unrealized appreciation on centrally cleared credit default swaps	—	379	—	379
Liabilities:
Value of options written (equity style)	(26)	—	—	(26)
Unrealized depreciation on options purchased (futures style)	(1)	—	—	(1)
Unrealized depreciation on futures contracts	(8,036)	—	—	(8,036)
Unrealized depreciation on open forward currency contracts	—	(15,388)	—	(15,388)
Unrealized depreciation on centrally cleared interest rate swaps	—	(10,562)	—	(10,562)
Unrealized depreciation on bilateral interest rate swaps	—	(14,021)	—	(14,021)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,081)	—	(2,081)
Total	$1,926	$(755)	$—	$1,171
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund	55

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

56	Capital World Bond Fund

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Capital World Bond Fund	57

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

58	Capital World Bond Fund

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of December 31, 2025, the fund’s maximum exposure of unfunded bond commitments was $35,000, which would represent less than 0.01% of the net assets of the fund should such commitments become due. Unrealized appreciation of $1,000 is disclosed as unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in the fund’s statement of operations.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations.

Capital World Bond Fund	59

Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $992,099,000.
Options on foreign currencies —The fund has entered into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on foreign currencies while held was $135,199,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $5,458,228,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $4,995,185,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

60	Capital World Bond Fund

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $2,619,709,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $672,269,000.

Capital World Bond Fund	61

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$46	Investment securities	$—
Options purchased (equity style)	Currency	Investment securities	109	Investment securities	—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	26
Options purchased (futures style)	Interest	Unrealized appreciation*	—	Unrealized depreciation*	1
Options written (futures style)	Interest	Unrealized appreciation*	229	Unrealized depreciation*	—
Futures	Interest	Unrealized appreciation*	9,760	Unrealized depreciation*	8,036
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	30,440	Unrealized depreciation on open forward currency contracts	15,388
Swap (centrally cleared)	Interest	Unrealized appreciation*	9,822	Unrealized depreciation*	10,562
Swap (bilateral)	Interest	Bilateral swaps, at value	656	Bilateral swaps, at value	14,021
Swap (centrally cleared)	Credit	Unrealized appreciation*	379	Unrealized depreciation*	2,081
			$51,441		$50,115

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(1,015)	Net unrealized appreciation (depreciation) on investments	$25
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	1,155	Net unrealized appreciation (depreciation) on investments	(320)
Options written (equity style)	Interest	Net realized gain (loss) on options written	35	Net unrealized appreciation (depreciation) on options written	16
Options written (equity style)	Currency	Net realized gain (loss) on options written	437	Net unrealized appreciation (depreciation) on options written	408
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(3,657)	Net unrealized appreciation (depreciation) on options purchased (futures style)	(1)
Options written (futures style)	Interest	Net realized gain (loss) on options written	2,497	Net unrealized appreciation (depreciation) on options written	229
Futures	Interest	Net realized gain (loss) on futures contracts	36,163	Net unrealized appreciation (depreciation) on futures contracts	14,816
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(4,091)	Net unrealized appreciation (depreciation) on forward currency contracts	29,523
Swap	Interest	Net realized gain (loss) on swap contracts	(1,567)	Net unrealized appreciation (depreciation) on swap contracts	23,594
Swap	Credit	Net realized gain (loss) on swap contracts	(9,054)	Net unrealized appreciation (depreciation) on swap contracts	(734)
			$20,903		$67,555
*
Includes cumulative appreciation/depreciation on future style options, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

62	Capital World Bond Fund

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, options on foreign currencies and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts, options on foreign currencies and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$969	$ (969)	$ —	$ —	$ —
Bank of New York Mellon	104	—	—	—	104
Barclays Bank PLC	4,509	(2,356)	(2,153)	—	—
BNP Paribas	133	(1)	—	—	132
Citibank	18,649	(6,112)	(4,350)	(6,801)	1,386
Goldman Sachs	2,253	(2,253)	—	—	—
HSBC Bank	1,221	(1,100)	—	(121)	—
JPMorgan Chase	1,648	(589)	(1,059)	—	—
Morgan Stanley	277	(277)	—	—	—
Standard Chartered Bank	1,349	(283)	(671)	—	395
UBS AG	93	(93)	—	—	—
Total	$31,205	$ (14,033)	$ (8,233)	$ (6,922)	$2,017
Liabilities:
Bank of America	$7,107	$ (969)	$ (6,138)	$ —	$ —
Barclays Bank PLC	2,356	(2,356)	—	—	—
BNP Paribas	1	(1)	—	—	—
Citibank	6,112	(6,112)	—	—	—
Goldman Sachs	7,648	(2,253)	(5,395)	—	—
HSBC Bank	1,100	(1,100)	—	—	—
JPMorgan Chase	589	(589)	—	—	—
Morgan Stanley	3,310	(277)	(3,015)	—	18
Standard Chartered Bank	283	(283)	—	—	—
UBS AG	903	(93)	(810)	—	—
Total	$29,409	$ (14,033)	$ (15,358)	$ —	$18
*
Collateral is shown on a settlement basis.

Capital World Bond Fund	63

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended December 31, 2025, the fund reclassified $1,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of December 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Distributions in excess of ordinary income	$116,118
Late year ordinary loss deferral[1]	(48,169)
Capital loss carryforward[2]	(2,115,290)
Gross unrealized appreciation on investments	293,032
Gross unrealized depreciation on investments	(520,446)
Net unrealized appreciation (depreciation) on investments	(227,414)
Cost of investments	10,105,429
1
This deferral is considered incurred in the subsequent year.
2
Reflects the utilization of capital loss carryforward of $217,486,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

64	Capital World Bond Fund

For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Return of capital	Total paid	Ordinary income	Return of capital	Total distributions paid
Class A	$80,027	$33,990	$114,017	$97,545	$—	$97,545
Class C	539	226	765	735	—	735
Class T	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class F-1	1,698	719	2,417	2,113	—	2,113
Class F-2	18,483	7,937	26,420	22,509	—	22,509
Class F-3	31,576	12,273	43,849	50,684	—	50,684
Class 529-A	4,485	1,911	6,396	5,324	—	5,324
Class 529-C	68	29	97	89	—	89
Class 529-E	155	66	221	194	—	194
Class 529-T	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class 529-F-1	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class 529-F-2	908	387	1,295	1,052	—	1,052
Class 529-F-3	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class R-1	119	50	169	132	—	132
Class R-2	1,329	564	1,893	1,511	—	1,511
Class R-2E	125	54	179	140	—	140
Class R-3	1,907	809	2,716	2,309	—	2,309
Class R-4	1,447	612	2,059	1,778	—	1,778
Class R-5E	600	274	874	898	—	898
Class R-5	673	252	925	839	—	839
Class R-6	131,492	55,965	187,457	133,867	—	133,867
Total	$275,631	$116,118	$391,749	$321,719	$—	$321,719
3
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.431% on the first $15 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the year ended December 31, 2025, the investment advisory services fees were $43,350,000, which were equivalent to an annualized rate of 0.431% of average daily net assets.

Capital World Bond Fund	65

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2025, the 529 plan services fees were $117,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.

66	Capital World Bond Fund

For the year ended December 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$8,104	$7,724	$952	Not applicable
Class C	258	65	8	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	167	211	20	Not applicable
Class F-2	Not applicable	760	198	Not applicable
Class F-3	Not applicable	10	324	Not applicable
Class 529-A	413	410	54	$95
Class 529-C	34	8	1	2
Class 529-E	32	7	2	3
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	33	10	17
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	56	6	2	Not applicable
Class R-2	462	216	18	Not applicable
Class R-2E	32	11	2	Not applicable
Class R-3	395	121	24	Not applicable
Class R-4	137	55	16	Not applicable
Class R-5E	Not applicable	39	7	Not applicable
Class R-5	Not applicable	14	7	Not applicable
Class R-6	Not applicable	38	1,372	Not applicable

Total class-specific expenses	$10,090	$9,728	$3,017	$117
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $85,000 in the fund’s statement of operations reflects $38,000 in current fees (either paid in cash or deferred) and a net increase of $47,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2025.

Capital World Bond Fund	67

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class A	$277,530	17,009	$112,917	6,927	$(558,292)	(34,374)	$(167,845)	(10,438)
Class C	3,554	223	764	48	(10,666)	(673)	(6,348)	(402)
Class T	—	—	—	—	—	—	—	—
Class F-1	4,764	296	2,368	146	(12,925)	(798)	(5,793)	(356)
Class F-2	216,703	13,313	26,063	1,602	(222,019)	(13,731)	20,747	1,184
Class F-3	341,463	21,176	43,583	2,687	(1,159,399)	(71,949)	(774,353)	(48,086)
Class 529-A	21,670	1,326	6,394	391	(33,294)	(2,044)	(5,230)	(327)
Class 529-C	1,157	71	97	6	(1,625)	(101)	(371)	(24)
Class 529-E	836	52	220	14	(1,533)	(95)	(477)	(29)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	8,054	493	1,294	80	(8,514)	(523)	834	50
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,068	66	169	10	(1,407)	(87)	(170)	(11)
Class R-2	10,604	661	1,893	117	(15,777)	(983)	(3,280)	(205)
Class R-2E	1,425	88	179	11	(1,338)	(82)	266	17
Class R-3	17,000	1,050	2,713	167	(24,613)	(1,512)	(4,900)	(295)
Class R-4	14,446	888	2,059	126	(19,214)	(1,182)	(2,709)	(168)
Class R-5E	6,093	374	874	54	(18,679)	(1,139)	(11,712)	(711)
Class R-5	5,601	345	925	57	(9,462)	(581)	(2,936)	(179)
Class R-6	450,404	27,861	187,459	11,505	(523,391)	(32,201)	114,472	7,165
Total net increase (decrease)	$1,382,372	85,292	$389,971	23,948	$(2,622,148)	(162,055)	$(849,805)	(52,815)
Refer to the end of the table(s) for footnote(s).

68	Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$248,938	15,400	$96,588	5,995	$(620,279)	(38,401)	$(274,753)	(17,006)
Class C	4,109	259	732	47	(13,584)	(856)	(8,743)	(550)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,545	220	2,068	129	(15,925)	(990)	(10,312)	(641)
Class F-2	140,945	8,734	22,215	1,382	(231,746)	(14,370)	(68,586)	(4,254)
Class F-3	411,153	25,457	50,457	3,137	(265,067)	(16,408)	196,543	12,186
Class 529-A	19,347	1,194	5,317	329	(39,824)	(2,453)	(15,160)	(930)
Class 529-C	1,207	75	89	6	(2,404)	(150)	(1,108)	(69)
Class 529-E	809	51	194	12	(2,040)	(127)	(1,037)	(64)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	6,846	426	1,051	65	(6,796)	(421)	1,101	70
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,077	68	132	8	(927)	(58)	282	18
Class R-2	11,406	714	1,510	95	(16,783)	(1,049)	(3,867)	(240)
Class R-2E	1,018	63	140	9	(1,678)	(105)	(520)	(33)
Class R-3	17,668	1,096	2,307	143	(29,108)	(1,809)	(9,133)	(570)
Class R-4	14,572	903	1,778	110	(20,318)	(1,262)	(3,968)	(249)
Class R-5E	6,315	390	898	56	(4,948)	(306)	2,265	140
Class R-5	5,198	321	838	52	(7,899)	(486)	(1,863)	(113)
Class R-6	1,569,370	97,962	133,868	8,318	(284,420)	(17,582)	1,418,818	88,698
Total net increase (decrease)	$2,463,523	153,333	$320,182	19,893	$(1,563,746)	(96,833)	$1,219,959	76,393
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $9,906,557,000 and $10,948,916,000, respectively, during the year ended December 31, 2025.
11. Ownership concentration

At December 31, 2025, two shareholders held more than 10% of the fund’s outstanding shares. The two shareholders were American Funds 2035 Target Date Retirement Fund and American Funds 2030 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 10% and 10%, respectively. CRMC is the investment adviser to the two target date funds.

Capital World Bond Fund	69

Financial highlights

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
12/31/2025	$15.63	$.62	$.74	$1.36	$(.41 )	$—	$(.18 )	$(.59 )	$16.40	8.77%	$3,147	.98%	.98%	3.78%
12/31/2024	16.63	.64	(1.17)	(.53 )	(.47 )	—	—	(.47 )	15.63	(3.24)	3,161.99		.99	3.93
12/31/2023	16.12	.48	.44	.92	(.02 )	—	(.39 )	(.41 )	16.63	5.81	3,647.99		.99	2.98
12/31/2022	19.92	.31	(3.79)	(3.48)	(.15 )	—	(.17 )	(.32 )	16.12	(17.51)	3,862.95		.95	1.83
12/31/2021	21.55	.31	(1.42)	(1.11)	(.40 )	(.12 )	—	(.52 )	19.92	(5.17)	5,586.92		.92	1.50
Class C:
12/31/2025	15.34	.49	.73	1.22	(.33 )	—	(.14 )	(.47 )	16.09	8.02	25	1.69	1.69	3.07
12/31/2024	16.33	.51	(1.15)	(.64 )	(.35 )	—	—	(.35 )	15.34	(3.94)	30	1.70	1.70	3.21
12/31/2023	15.83	.35	.44	.79	(.01 )	—	(.28 )	(.29 )	16.33	5.06	40	1.71	1.71	2.24
12/31/2022	19.57	.18	(3.73)	(3.55)	(.09 )	—	(.10 )	(.19 )	15.83	(18.16)	52	1.69	1.69	1.08
12/31/2021	21.17	.16	(1.39)	(1.23)	(.25 )	(.12 )	—	(.37 )	19.57	(5.82)	87	1.65	1.65	.77
Class T:
12/31/2025	15.58	.65	.74	1.39	(.44 )	—	(.19 )	(.63 )	16.34	9.03 [5]	— [6]	.72 [5]	.72 [5]	4.02 [5]
12/31/2024	16.59	.67	(1.17)	(.50 )	(.51 )	—	—	(.51 )	15.58	(3.05)[5]	— [6]	.72 [5]	.72 [5]	4.14 [5]
12/31/2023	16.09	.53	.44	.97	(.02 )	—	(.45 )	(.47 )	16.59	6.12 [5]	— [6]	.65 [5]	.65 [5]	3.26 [5]
12/31/2022	19.90	.35	(3.80)	(3.45)	(.17 )	—	(.19 )	(.36 )	16.09	(17.35)[5]	— [6]	.68 [5]	.68 [5]	2.06 [5]
12/31/2021	21.54	.35	(1.42)	(1.07)	(.45 )	(.12 )	—	(.57 )	19.90	(4.98)[5]	— [6]	.68 [5]	.68 [5]	1.71 [5]
Class F-1:
12/31/2025	15.59	.61	.74	1.35	(.41 )	—	(.17 )	(.58 )	16.36	8.74	66	1.03	1.03	3.73
12/31/2024	16.59	.62	(1.16)	(.54 )	(.46 )	—	—	(.46 )	15.59	(3.30)	68	1.04	1.04	3.87
12/31/2023	16.08	.48	.44	.92	(.02 )	—	(.39 )	(.41 )	16.59	5.81	83	1.03	1.00	2.97
12/31/2022	19.87	.31	(3.78)	(3.47)	(.15 )	—	(.17 )	(.32 )	16.08	(17.53)	96.97		.97	1.80
12/31/2021	21.50	.30	(1.42)	(1.12)	(.39 )	(.12 )	—	(.51 )	19.87	(5.20)	141.94		.94	1.48
Class F-2:
12/31/2025	15.59	.68	.74	1.42	(.46 )	—	(.19 )	(.65 )	16.36	9.28	686.59		.59	4.16
12/31/2024	16.60	.70	(1.18)	(.48 )	(.53 )	—	—	(.53 )	15.59	(2.92)	635.60		.60	4.31
12/31/2023	16.09	.54	.45	.99	(.02 )	—	(.46 )	(.48 )	16.60	6.24	747.60		.60	3.37
12/31/2022	19.88	.37	(3.78)	(3.41)	(.18 )	—	(.20 )	(.38 )	16.09	(17.20)	823.60		.60	2.17
12/31/2021	21.51	.38	(1.42)	(1.04)	(.47 )	(.12 )	—	(.59 )	19.88	(4.85)	1,274.59		.59	1.84
Class F-3:
12/31/2025	15.61	.70	.74	1.44	(.47 )	—	(.20 )	(.67 )	16.38	9.33	807.48		.48	4.31
12/31/2024	16.61	.72	(1.17)	(.45 )	(.55 )	—	—	(.55 )	15.61	(2.75)	1,519.48		.48	4.44
12/31/2023	16.10	.56	.44	1.00	(.02 )	—	(.47 )	(.49 )	16.61	6.36	1,415.48		.48	3.50
12/31/2022	19.90	.40	(3.80)	(3.40)	(.19 )	—	(.21 )	(.40 )	16.10	(17.13)	1,363.48		.48	2.31
12/31/2021	21.53	.40	(1.42)	(1.02)	(.49 )	(.12 )	—	(.61 )	19.90	(4.74)	1,307.48		.48	1.95
Class 529-A:
12/31/2025	15.68	.61	.76	1.37	(.41 )	—	(.18 )	(.59 )	16.46	8.80	178.99		.99	3.77
12/31/2024	16.69	.63	(1.17)	(.54 )	(.47 )	—	—	(.47 )	15.68	(3.31)	175	1.01	1.01	3.91
12/31/2023	16.17	.48	.45	.93	(.02 )	—	(.39 )	(.41 )	16.69	5.83	202	1.01	1.01	2.96
12/31/2022	19.98	.31	(3.80)	(3.49)	(.15 )	—	(.17 )	(.32 )	16.17	(17.53)	216.98		.98	1.80
12/31/2021	21.61	.31	(1.42)	(1.11)	(.40 )	(.12 )	—	(.52 )	19.98	(5.18)	297.94		.94	1.48
Refer to the end of the table(s) for footnote(s).

70	Capital World Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
12/31/2025	$15.50	$.49	$.75	$1.24	$(.33 )	$—	$(.14 )	$(.47 )	$16.27	8.01%	$3	1.74%	1.74%	3.02%
12/31/2024	16.50	.51	(1.17)	(.66 )	(.34 )	—	—	(.34 )	15.50	(4.02)	4	1.75	1.75	3.16
12/31/2023	15.98	.35	.45	.80	(.01 )	—	(.27 )	(.28 )	16.50	5.04	5	1.78	1.78	2.17
12/31/2022	19.75	.17	(3.76)	(3.59)	(.08 )	—	(.10 )	(.18 )	15.98	(18.21)	7	1.74	1.74	1.02
12/31/2021	21.36	.15	(1.40)	(1.25)	(.24 )	(.12 )	—	(.36 )	19.75	(5.88)	12	1.69	1.69	.73
Class 529-E:
12/31/2025	15.56	.59	.75	1.34	(.40 )	—	(.17 )	(.57 )	16.33	8.64	6	1.14	1.14	3.62
12/31/2024	16.56	.61	(1.17)	(.56 )	(.44 )	—	—	(.44 )	15.56	(3.41)	6	1.14	1.14	3.78
12/31/2023	16.05	.45	.44	.89	(.01 )	—	(.37 )	(.38 )	16.56	5.67	8	1.15	1.15	2.82
12/31/2022	19.84	.28	(3.78)	(3.50)	(.14 )	—	(.15 )	(.29 )	16.05	(17.68)	9	1.12	1.12	1.65
12/31/2021	21.47	.27	(1.42)	(1.15)	(.36 )	(.12 )	—	(.48 )	19.84	(5.36)	12	1.10	1.10	1.32
Class 529-T:
12/31/2025	15.59	.64	.75	1.39	(.44 )	—	(.19 )	(.63 )	16.35	8.97 [5]	— [6]	.77 [5]	.77 [5]	3.95 [5]
12/31/2024	16.60	.66	(1.17)	(.51 )	(.50 )	—	—	(.50 )	15.59	(3.10)[5]	— [6]	.78 [5]	.78 [5]	4.06 [5]
12/31/2023	16.10	.51	.44	.95	(.02 )	—	(.43 )	(.45 )	16.60	5.98 [5]	— [6]	.78 [5]	.78 [5]	3.15 [5]
12/31/2022	19.90	.35	(3.79)	(3.44)	(.17 )	—	(.19 )	(.36 )	16.10	(17.34)[5]	— [6]	.74 [5]	.74 [5]	2.02 [5]
12/31/2021	21.54	.34	(1.42)	(1.08)	(.44 )	(.12 )	—	(.56 )	19.90	(5.02)[5]	— [6]	.72 [5]	.72 [5]	1.67 [5]
Class 529-F-1:
12/31/2025	15.52	.63	.74	1.37	(.43 )	—	(.18 )	(.61 )	16.28	8.94 [5]	— [6]	.83 [5]	.83 [5]	3.91 [5]
12/31/2024	16.53	.65	(1.16)	(.51 )	(.50 )	—	—	(.50 )	15.52	(3.16)[5]	— [6]	.84 [5]	.83 [5]	4.03 [5]
12/31/2023	16.03	.50	.45	.95	(.02 )	—	(.43 )	(.45 )	16.53	5.99 [5]	— [6]	.83 [5]	.80 [5]	3.12 [5]
12/31/2022	19.82	.34	(3.77)	(3.43)	(.17 )	—	(.19 )	(.36 )	16.03	(17.39)[5]	— [6]	.77 [5]	.77 [5]	1.97 [5]
12/31/2021	21.46	.34	(1.42)	(1.08)	(.44 )	(.12 )	—	(.56 )	19.82	(5.06)[5]	— [6]	.75 [5]	.75 [5]	1.64 [5]
Class 529-F-2:
12/31/2025	15.62	.67	.74	1.41	(.45 )	—	(.19 )	(.64 )	16.39	9.16	34.63		.63	4.13
12/31/2024	16.62	.69	(1.16)	(.47 )	(.53 )	—	—	(.53 )	15.62	(2.91)	32.64		.64	4.28
12/31/2023	16.11	.54	.45	.99	(.02 )	—	(.46 )	(.48 )	16.62	6.23	32.61		.61	3.37
12/31/2022	19.91	.37	(3.79)	(3.42)	(.18 )	—	(.20 )	(.38 )	16.11	(17.28)	33.62		.62	2.16
12/31/2021	21.55	.37	(1.43)	(1.06)	(.46 )	(.12 )	—	(.58 )	19.91	(4.89)	43.64		.64	1.78
Class 529-F-3:
12/31/2025	15.58	.68	.76	1.44	(.47 )	—	(.20 )	(.67 )	16.35	9.30	— [6]	.52	.52	4.22
12/31/2024	16.60	.70	(1.17)	(.47 )	(.55 )	—	—	(.55 )	15.58	(2.91)	— [6]	.53	.53	4.33
12/31/2023	16.10	.55	.44	.99	(.02 )	—	(.47 )	(.49 )	16.60	6.25	— [6]	.53	.53	3.39
12/31/2022	19.90	.38	(3.78)	(3.40)	(.19 )	—	(.21 )	(.40 )	16.10	(17.17)	— [6]	.53	.53	2.22
12/31/2021	21.54	.38	(1.42)	(1.04)	(.48 )	(.12 )	—	(.60 )	19.90	(4.85)	— [6]	.57	.55	1.84
Class R-1:
12/31/2025	15.44	.51	.75	1.26	(.35 )	—	(.15 )	(.50 )	16.20	8.17	6	1.58	1.58	3.18
12/31/2024	16.44	.54	(1.16)	(.62 )	(.38 )	—	—	(.38 )	15.44	(3.83)	6	1.57	1.57	3.35
12/31/2023	15.94	.38	.44	.82	(.01 )	—	(.31 )	(.32 )	16.44	5.21	6	1.57	1.57	2.41
12/31/2022	19.70	.20	(3.74)	(3.54)	(.10 )	—	(.12 )	(.22 )	15.94	(18.02)	6	1.58	1.58	1.21
12/31/2021	21.32	.17	(1.41)	(1.24)	(.26 )	(.12 )	—	(.38 )	19.70	(5.81)	6	1.58	1.58	.84
Refer to the end of the table(s) for footnote(s).

Capital World Bond Fund	71

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
12/31/2025	$15.42	$.51	$.74	$1.25	$(.35 )	$—	$(.15 )	$(.50 )	$16.17	8.19%	$61	1.58%	1.58%	3.18%
12/31/2024	16.42	.53	(1.15)	(.62 )	(.38 )	—	—	(.38 )	15.42	(3.85)	61	1.58	1.58	3.33
12/31/2023	15.92	.38	.44	.82	(.01 )	—	(.31 )	(.32 )	16.42	5.22	69	1.58	1.58	2.40
12/31/2022	19.68	.20	(3.75)	(3.55)	(.10 )	—	(.11 )	(.21 )	15.92	(18.06)	70	1.60	1.60	1.18
12/31/2021	21.30	.17	(1.40)	(1.23)	(.27 )	(.12 )	—	(.39 )	19.68	(5.81)	94	1.58	1.58	.84
Class R-2E:
12/31/2025	15.58	.56	.75	1.31	(.38 )	—	(.16 )	(.54 )	16.35	8.47	5	1.28	1.28	3.47
12/31/2024	16.58	.58	(1.16)	(.58 )	(.42 )	—	—	(.42 )	15.58	(3.55)	5	1.29	1.29	3.62
12/31/2023	16.07	.43	.44	.87	(.01 )	—	(.35 )	(.36 )	16.58	5.52	6	1.29	1.29	2.71
12/31/2022	19.86	.25	(3.78)	(3.53)	(.12 )	—	(.14 )	(.26 )	16.07	(17.81)	5	1.30	1.30	1.48
12/31/2021	21.49	.23	(1.41)	(1.18)	(.33 )	(.12 )	—	(.45 )	19.86	(5.52)	7	1.29	1.29	1.13
Class R-3:
12/31/2025	15.60	.59	.75	1.34	(.40 )	—	(.17 )	(.57 )	16.37	8.62	76	1.13	1.13	3.63
12/31/2024	16.60	.61	(1.16)	(.55 )	(.45 )	—	—	(.45 )	15.60	(3.39)	77	1.13	1.13	3.78
12/31/2023	16.09	.46	.43	.89	(.01 )	—	(.37 )	(.38 )	16.60	5.67	92	1.13	1.13	2.84
12/31/2022	19.88	.28	(3.79)	(3.51)	(.13 )	—	(.15 )	(.28 )	16.09	(17.66)	93	1.14	1.14	1.64
12/31/2021	21.51	.27	(1.42)	(1.15)	(.36 )	(.12 )	—	(.48 )	19.88	(5.38)	128	1.13	1.13	1.29
Class R-4:
12/31/2025	15.61	.64	.74	1.38	(.43 )	—	(.18 )	(.61 )	16.38	8.95	55.83		.83	3.93
12/31/2024	16.62	.66	(1.17)	(.51 )	(.50 )	—	—	(.50 )	15.61	(3.15)	55.83		.83	4.08
12/31/2023	16.10	.50	.46	.96	(.02 )	—	(.42 )	(.44 )	16.62	6.05	62.83		.83	3.13
12/31/2022	19.90	.33	(3.79)	(3.46)	(.16 )	—	(.18 )	(.34 )	16.10	(17.43)	68.84		.84	1.94
12/31/2021	21.53	.33	(1.42)	(1.09)	(.42 )	(.12 )	—	(.54 )	19.90	(5.08)	92.83		.83	1.59
Class R-5E:
12/31/2025	15.59	.67	.77	1.44	(.46 )	—	(.20 )	(.66 )	16.37	9.20	17.64		.64	4.13
12/31/2024	16.60	.69	(1.17)	(.48 )	(.53 )	—	—	(.53 )	15.59	(2.96)	27.64		.64	4.29
12/31/2023	16.09	.54	.44	.98	(.02 )	—	(.45 )	(.47 )	16.60	6.21	27.64		.64	3.36
12/31/2022	19.88	.37	(3.78)	(3.41)	(.18 )	—	(.20 )	(.38 )	16.09	(17.23)	23.64		.64	2.15
12/31/2021	21.51	.37	(1.42)	(1.05)	(.46 )	(.12 )	—	(.58 )	19.88	(4.90)	25.63		.63	1.79
Class R-5:
12/31/2025	15.63	.69	.73	1.42	(.45 )	—	(.19 )	(.64 )	16.41	9.32	22.54		.54	4.22
12/31/2024	16.64	.71	(1.18)	(.47 )	(.54 )	—	—	(.54 )	15.63	(2.86)	24.54		.54	4.37
12/31/2023	16.12	.55	.45	1.00	(.02 )	—	(.46 )	(.48 )	16.64	6.35	27.54		.54	3.41
12/31/2022	19.93	.38	(3.80)	(3.42)	(.18 )	—	(.21 )	(.39 )	16.12	(17.21)	31.54		.54	2.23
12/31/2021	21.56	.39	(1.42)	(1.03)	(.48 )	(.12 )	—	(.60 )	19.93	(4.79)	55.53		.53	1.89
Class R-6:
12/31/2025	15.62	.70	.74	1.44	(.47 )	—	(.20 )	(.67 )	16.39	9.32	4,656.48		.48	4.28
12/31/2024	16.63	.72	(1.18)	(.46 )	(.55 )	—	—	(.55 )	15.62	(2.80)	4,324.49		.49	4.46
12/31/2023	16.11	.56	.45	1.01	(.02 )	—	(.47 )	(.49 )	16.63	6.42	3,128.48		.48	3.51
12/31/2022	19.92	.39	(3.80)	(3.41)	(.19 )	—	(.21 )	(.40 )	16.11	(17.17)	2,768.48		.48	2.26
12/31/2021	21.55	.40	(1.42)	(1.02)	(.49 )	(.12 )	—	(.61 )	19.92	(4.74)	6,757.48		.48	1.95
Refer to the end of the table(s) for footnote(s).

72	Capital World Bond Fund

Financial highlights (continued)

Portfolio turnover rate for all share classes[7,8]	Year ended December 31,
	2025[9]	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	74%	60%	66%	73%	65%
Including mortgage dollar roll transactions	122%	251%	242%	150%	89%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[8]	Refer to Note 5 for more information on mortgage dollar rolls.
[9]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

Capital World Bond Fund	73

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Capital World Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Capital World Bond Fund (the “Fund”), including the investment portfolio, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
February 11, 2026
We have served as the auditor of one or more American Funds investment companies since 1956.

74

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2025:
Foreign taxes	$0.01 per share
Foreign source income	$0.41 per share
Qualified dividend income	$2,904,000
Section 163(j) interest dividends	$279,433,000
U.S. government income that may be exempt from state taxation	$51,234,000
Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

75

Changes in and disagreements with accountants

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended December 31, 2025.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to the fund’s Form N-CSR.
During the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

76	Capital World Bond Fund

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
614,621,060
Total shares voting on November 25, 2025:
549,432,184 (89.4% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	493,590,753	89.8%	55,841,431	10.2%
Pramod Atluri	541,342,116	98.5%	8,090,068	1.5%
Francisco G. Cigarroa	541,398,599	98.5%	8,033,585	1.5%
Nariman Farvardin	541,208,355	98.5%	8,223,829	1.5%
Jennifer C. Feikin	541,982,507	98.6%	7,449,677	1.4%
Leslie Stone Heisz	541,635,927	98.6%	7,796,257	1.4%
Merit E. Janow	541,109,727	98.5%	8,322,457	1.5%
Martin E. Koehler	541,695,768	98.6%	7,736,417	1.4%
Benjamin R. Miller	541,854,176	98.6%	7,578,009	1.4%
Josette Sheeran	541,872,709	98.6%	7,559,475	1.4%
Margaret Spellings	541,806,701	98.6%	7,625,483	1.4%
Alexandra Trower	542,171,413	98.7%	7,260,772	1.3%
Paul S. Williams	541,488,024	98.6%	7,944,161	1.4%
Courtney K. Wolf	542,128,048	98.7%	7,304,136	1.3%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

Capital World Bond Fund	77

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended December 31, 2025.

D&T's reports on the fund's financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to this Form N-CSR.

During the fund's fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

(a)(3) Change in registrant’s independent registered public accounting firm – Auditor’s response letter to SEC is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital World Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 09, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 09, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: March 09, 2026